Registration No. 333-79379
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 8                                    [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 91                                                  [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT and COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

         Approximate Date of Proposed Public Offering: Continuous

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 1, 2003 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2003 TO PROSPECTUSES FOR:

o Income Manager Accumulator(R)            o Equitable Accumulator(R)               o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)    o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2003. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.


In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) accessing your money -- substantially equal withdrawals; (6) tax information; (7) investment performance; (8) updated information on Equitable Life; (9) certain transfer restrictions; and (10) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

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FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
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Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
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Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

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REPORTS WE PROVIDE:
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o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


                                                                          X00514

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.



(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

We anticipate that the EQ/International Equity Index investment option will be merged into the EQ/Alliance International investment option on or about May 2, 2003. After the merger, the EQ/International Equity Index investment option will no longer be available and any allocation or transfer elections to it will be considered as allocation or transfer elections to the EQ/Alliance International investment option.

(3) Investment options


Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



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AXA Premier VIP Trust
Portfolio Name                         Objective                                          Adviser
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AXA PREMIER VIP CORE BOND              Seeks a balance of a high current income and       o BlackRock Advisors, Inc.
                                       capital appreciation, consistent with a            o Pacific Investment Management Company
                                       prudent level of risk                                LLC
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AXA PREMIER VIP HEALTH CARE            Seeks long-term growth of capital                  o A I M Capital Management, Inc.
                                                                                          o Dresdner RCM Global Investors LLC
                                                                                          o Wellington Management Company, LLP
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AXA PREMIER VIP                        Seeks long-term growth of capital                  o Alliance Capital Management L.P.,
 INTERNATIONAL EQUITY                                                                       through its Bernstein Investment
                                                                                            Research and Management Unit
                                                                                          o Bank of Ireland Asset Management (U.S
                                                                                            Limited
                                                                                          o OppenheimerFunds, Inc.
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AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.,
 CORE EQUITY                                                                                through its Bernstein Investment
                                                                                            Research and Management Unit
                                                                                          o Janus Capital Management LLC
                                                                                          o Thornburg Investment Management, Inc.
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AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 GROWTH                                                                                   o Dresdner RCM Global Investors LLC
                                                                                          o TCW Investment Management Company
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AXA PREMIER VIP LARGE CAP              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 VALUE                                                                                    o MFS Investment Management
                                                                                          o Institutional Capital Corporation
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AXA PREMIER VIP SMALL/MID              Seeks long-term growth of capital                  o Alliance Capital Management L.P.
 CAP GROWTH                                                                               o Provident Investment Counsel, Inc.
                                                                                          o RS Investment Management, LP
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AXA PREMIER VIP SMALL/MID              Seeks long-term growth of capital                  o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                                o Wellington Management Company, LLP
                                                                                          o TCW Investment Management Company
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AXA PREMIER VIP TECHNOLOGY             Seeks long-term growth of capital                  o Alliance Capital Management L.P.
                                                                                          o Dresdner RCM Global Investors LLC
                                                                                          o Firsthand Capital Management, Inc.
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EQ Advisors Trust
Portfolio Name                          Objective                                         Adviser
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EQ/AGGRESSIVE STOCK                     Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                                                                                          o MFS Investment Management
                                                                                          o Marsico Capital Management, LLC
                                                                                          o Provident Investment Counsel, Inc.
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EQ/ALLIANCE COMMON STOCK                Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
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EQ/ALLIANCE GROWTH AND                  Seeks to provide a high total return.             o Alliance Capital Management L.P.
 INCOME
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EQ/ALLIANCE INTERMEDIATE                Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES                  with relative stability of principal.
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EQ/ALLIANCE INTERNATIONAL               Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
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EQ/ALLIANCE PREMIER GROWTH              To achieve long-term growth of capital.           o Alliance Capital Management L.P.
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EQ/ALLIANCE QUALITY BOND                Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
                                        with moderate risk to capital.
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EQ/ALLIANCE SMALL CAP                   Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
 GROWTH
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EQ/ALLIANCE TECHNOLOGY                  Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                                        Current income is incidental to the Portfolio's
                                        objective.
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EQ/BALANCED                             Seeks to achieve a high return through both       o Alliance Capital Management L.P.
                                        appreciation  of capital and current income.      o Capital Guardian Trust Company
                                                                                          o Mercury Advisors
                                                                                          o Jennison Associates LLC
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EQ/BERNSTEIN DIVERSIFIED VALUE          Seeks capital appreciation.                       o Alliance Capital Management L.P.,
                                                                                            through its Bernstein Investment
                                                                                            Research and Management Unit

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EQ/CALVERT SOCIALLY                     Seeks long-term capital appreciation.             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                and Brown Capital Management, Inc.
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EQ/CAPITAL GUARDIAN                     To achieve long-term growth of capital.           o Capital Guardian Trust Company
 INTERNATIONAL
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EQ/CAPITAL GUARDIAN                     To achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
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EQ/CAPITAL GUARDIAN U.S.                To achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
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EQ/EMERGING MARKETS EQUITY              Seeks long-term capital appreciation.             o Morgan Stanley Investment Management,
                                                                                            Inc.
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EQ/EQUITY 500 INDEX                     Seeks a total return before expenses that         o Alliance Capital Management L.P.
                                        approximates the total return performance of
                                        the S&P 500 Index, including reinvestment of
                                        dividends, at a risk level consistent with
                                        that of the S&P 500 Index.
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EQ Advisors Trust
Portfolio Name                          Objective                                           Adviser
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EQ/EVERGREEN OMEGA                      Seeks long-term capital growth.                     o Evergreen Investment Management
                                                                                              Company, LLC
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EQ/FI MID CAP                           Seeks long-term growth of capital.                  o Fidelity Management & Research Company
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EQ/FI SMALL/MID CAP VALUE               Seeks long-term capital appreciation.               o Fidelity Management & Research Company
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EQ/HIGH YIELD                           Seeks to achieve a high total return through a      o Alliance Capital Management L.P.
                                        combination of current income and capital           o Pacific Investment Management Company
                                        appreciation.                                         LLC (PIMCO)
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EQ/INTERNATIONAL EQUITY                 Seeks to replicate as closely as possible           o Alliance Capital Management, L.P.
 INDEX                                  (before deduction of Portfolio expenses) the
                                        total return of MSCI EAFE Index
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EQ/J.P. MORGAN CORE BOND                Seeks to provide a high total return                o J.P. Morgan Investment Management Inc.
                                        consistent with moderate risk of capital and
                                        maintenance of liquidity.
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EQ/JANUS LARGE CAP GROWTH               Seeks long-term growth of capital.                  o Janus Capital Management LLC
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EQ/LAZARD SMALL CAP VALUE               Seeks capital appreciation.                         o Lazard Asset Management, LLC
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EQ/MARSICO FOCUS                        Seeks long-term growth of capital.                  o Marsico Capital Management, LLC
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EQ/MERCURY BASIC VALUE                  Seeks capital appreciation and secondarily, income. o Mercury Advisors
 EQUITY
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EQ/MFS EMERGING GROWTH                  Seeks to provide long-term capital growth.          o MFS Investment Management
 COMPANIES
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EQ/MFS INVESTORS TRUST                  Seeks long-term growth of capital with              o MFS Investment Management
                                        secondary objective to seek reasonable
                                        current income.
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EQ/MONEY MARKET                         Seeks to obtain a high level of current income,     o Alliance Capital Management L.P.
                                        preserve its assets and maintain liquidity.
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EQ/PUTNAM GROWTH & INCOME               Seeks capital growth. Current income is a secondary o Putnam Investment Management, LLC
 VALUE                                  objective.

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EQ/PUTNAM INTERNATIONAL                 Seeks capital appreciation.                         o Putnam Investment Management, LLC
 EQUITY
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EQ/PUTNAM VOYAGER                       Seeks long-term growth of capital and any increased o Putnam Investment Management, LLC income that results from this growth.
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EQ/SMALL COMPANY INDEX                  Seeks to replicate as closely as possible           o Alliance Capital Management L.P.
                                        (before the deduction of Portfolio expenses)
                                        the total return of the Russell 2000 Index.
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Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

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Portfolio operating expenses expressed as an annual percentage of daily net assets
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                                                                                   Lowest     Highest
                                                                                   ------     -------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   .57%       3.77%
other expenses)*


* Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisers Trust, has entered into Expense Limitation Agreements with respect to cer tain Portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the pro spectus for each applicable underlying Trust for more information about the arrangements. If the above table reflected these expense limitation arrangements then the lowest and highest figures would be as shown in the table below:


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Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from             Lowest         Highest
Portfolio assets including management                 ------         -------
fees, 12b-1 fees, service fees, and/or other           .57%           1.85%
expenses) after expense cap
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Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from
Portfolio assets including management
fees, 12b-1 fees, service fees, and/or other
expenses) after expense cap and after a                .43%           1.82%
portion of the brokerage commissions that
the Portfolio pays is used to reduce the
Portfolio's expenses.
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EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.05 per $10,000. Some of these features may not be available or may be different under your contract.
Some of these charges may not be applicable under your contract.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed matu rity option. Some of these investment options and charges may not be applicable under your contract.

This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your contract at the end of the applicable time period:


                                        1 year         3 years        5 years        10 years
Lowest                                  $ 1,193.13     $ 1,895.00     $ 2,650.76     $ 4,531.56
Highest                                 $ 1,536.41     $ 2,895.45     $ 4,236.91     $ 7,170.50

If you annuitize at the end of the applicable time period:


                                        1 year        3 years        5 years       10 years
Lowest                                  $   752.81     $ 1,589.67     $ 2,470.30   $ 4,881.56
Highest                                 $ 1,088.79     $ 2,545.62     $ 3,986.91   $ 7,520.50

If you do not surrender your contract at the end of the applicable time period:



                                        1 year        3 years        5 years       10 years
Lowest                                  $ 402.81     $ 1,239.67     $ 2,120.30     $ 4,531.56
Highest                                 $ 738.79     $ 2,195.62     $ 3,636.91     $ 7,170.50



(5) ACCESSING YOUR MONEY -- SUBSTANTIALLY EQUAL WITHDRAWALS

The IRS has recently issued guidance permitting an individual who had elected to receive substantially equal withdrawals to change without penalty from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year. You should consult your tax advisor for more information.


(6) TAX INFORMATION

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option
  2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(7) INVESTMENT PERFORMANCE


The following tables show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The tables take into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The tables do not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge, for the purpose of these tables, of $.005 per $1,000.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

The performance information shown below and performance information that we advertise reflect past performance and does not indicate how the variable investment options may perform in the future. Such information also does not represent the results earned by any particular investor. Your results will differ.

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:



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                                                                Length of option period
                                                    ---------------------------------------------
                                                                                   Since option
Variable investment options                              1 Year        5 Years      inception*
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AXA Premier VIP Core Bond                                --             --             --
AXA Premier VIP Health Care                              --             --             --
AXA Premier VIP International Equity                     --             --             --
AXA Premier VIP Large Cap Core Equity                    --             --             --
AXA Premier VIP Large Cap Growth                         --             --             --
AXA Premier VIP Large Cap Value                          --             --             --
AXA Premier VIP Small/Mid Cap Growth                     --             --             --
AXA Premier VIP Small/Mid Cap Value                      --             --             --
AXA Premier VIP Technology                               --             --             --
EQ/Aggressive Stock ***                              (39.99)%       (17.15)%       (12.05)%
EQ/Alliance Common Stock ***                         (44.31)%       ( 8.59)%       ( 1.28)%
EQ/Alliance Growth and Income ***                        --             --             --
EQ/Alliance Intermediate Government Securities ***       --             --             --
EQ/Alliance International ***                            --             --             --
EQ/Alliance Premier Growth                           (42.15)%           --         (23.76)%
EQ/Alliance Quality Bond ***                             --             --             --
EQ/Alliance Small Cap Growth                         (41.27)%       ( 8.32)%       ( 3.02)%
EQ/Alliance Technology                               (51.54)%           --         (46.46)%
EQ/Balanced ***                                      (24.26)%       ( 1.38)%       (19.77)%
EQ/Bernstein Diversified Value                       (25.21)%           --         ( 2.94)%
EQ/Calvert Socially Responsible                      (37.63)%           --         (28.90)%
EQ/Capital Guardian International                    (26.53)%           --         (12.83)%
EQ/Capital Guardian Research                         (35.87)%           --         (10.40)%
EQ/Capital Guardian U.S. Equity                      (34.93)%           --         (11.57)%
EQ/Emerging Markets Equity                           (17.62)%       (10.55)%       (10.55)%
EQ/Equity 500 Index ***                              (33.67)%       ( 5.78)%          0.97%
EQ/Evergreen Omega                                   (35.34)%           --         (17.95)%
EQ/FI Mid Cap                                        (29.82)%           --         (20.84)%
EQ/FI Small/Mid Cap Value                            (26.14)%       ( 8.21)%       ( 8.41)%
EQ/High Yield ***                                    (14.74)%       ( 9.36)%       ( 4.15)%
EQ/International Equity Index                        (27.81)%           --         ( 7.66)%
EQ/J.P. Morgan Core Bond                             ( 2.49)%           --            2.71%
EQ/Janus Large Cap Growth                            (41.33)%           --         (37.32)%
EQ/Lazard Small Cap Value                            (25.38)%           --         ( 2.12)%
EQ/Marsico Focus                                     (23.12)%           --         ( 9.51)%
EQ/Mercury Basic Value Equity                        (28.10)%          1.12%          3.94%
EQ/MFS Emerging Growth Companies                     (45.33)%       ( 8.49)%       ( 3.85)%
EQ/MFS Investors Trust                               (32.40)%           --         (13.93)%
EQ/Money Market ***                                  (10.68)%       ( 0.49)%          0.79%
EQ/Putnam Growth & Income Value                      (30.41)%       ( 7.00)%       ( 3.45)%
EQ/Putnam International Equity                       (28.10)%       ( 2.51)%       ( 0.62)%
EQ/Putnam Voyager                                    (37.50)%       ( 8.83)%       ( 3.78)%
EQ/Small Company Index                               (32.24)%           --         ( 6.51)%
-------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                     --------------------------------------------------------
                                                                                                    Since
                                                                                                   portfolio
 Variable investment options                             3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --          ( 3.89)%
AXA Premier VIP Health Care                              --             --            --          (31.33)%
AXA Premier VIP International Equity                     --             --            --          (32.22)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (33.80)%
AXA Premier VIP Large Cap Growth                         --             --            --          (42.29)%
AXA Premier VIP Large Cap Value                          --             --            --          (31.23)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (48.01)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (36.46)%
AXA Premier VIP Technology                               --             --            --          (53.34)%
EQ/Aggressive Stock ***                              (30.64)%       (17.15)%       (2.56)%           6.19%
EQ/Alliance Common Stock ***                         (27.60)%       ( 8.59)%         4.62%           8.60%
EQ/Alliance Growth and Income ***                    (11.72)%           --                           5.69%
EQ/Alliance Intermediate Government Securities ***      2.78%           --           2.39%           2.98%
EQ/Alliance International ***                        (26.70)%           --            --          ( 4.48)%
EQ/Alliance Premier Growth                           (32.89)%           --            --          (23.76)%
EQ/Alliance Quality Bond ***                            3.33%           --            --             2.36%
EQ/Alliance Small Cap Growth                         (18.27)%       ( 8.32)%          --          ( 3.02)%
EQ/Alliance Technology                                                  --            --          (46.46)%
EQ/Balanced ***                                      (11.88)%       ( 1.38)%         2.59%           5.93%
EQ/Bernstein Diversified Value                       (10.64)%           --            --          ( 2.94)%
EQ/Calvert Socially Responsible                      (22.20)%           --            --          (18.36)%
EQ/Capital Guardian International                    (25.86)%           --            --          (12.83)%
EQ/Capital Guardian Research                         (14.20)%           --            --          (10.40)%
EQ/Capital Guardian U.S. Equity                      (14.53)%           --            --          (11.57)%
EQ/Emerging Markets Equity                           (26.58)%       (10.55)%          --          (14.52)%
EQ/Equity 500 Index ***                              (21.95)%       ( 5.78)%          --             2.40%
EQ/Evergreen Omega                                   (25.04)%           --            --          (17.95)%
EQ/FI Mid Cap                                            --             --            --          (21.03)%
EQ/FI Small/Mid Cap Value                            ( 8.32)%       ( 8.21)%          --          ( 4.03)%
EQ/High Yield ***                                    (10.04)%       ( 9.36)%         1.89%           3.04%
EQ/International Equity Index                        (27.14)%           --            --          ( 7.66)%
EQ/J.P. Morgan Core Bond                                4.05%           --            --             2.71%
EQ/Janus Large Cap Growth                                --             --            --          (37.47)%
EQ/Lazard Small Cap Value                               0.72%           --            --          ( 2.12)%
EQ/Marsico Focus                                         --             --            --          ( 9.19)%
EQ/Mercury Basic Value Equity                        ( 6.47)%          1.12%          --             3.94%
EQ/MFS Emerging Growth Companies                     (38.51)%       ( 8.49)%          --          ( 3.85)%
EQ/MFS Investors Trust                               (19.76)%           --            --          (13.93)%
EQ/Money Market ***                                  ( 2.24)%       ( 0.49)%         0.52%           2.51%
EQ/Putnam Growth & Income Value                      (13.24)%       ( 7.00)%          --          ( 3.45)%
EQ/Putnam International Equity                       (24.17)%       ( 2.51)%          --          ( 0.62)%
EQ/Putnam Voyager                                    (30.93)%       ( 8.83)%          --          ( 3.78)%
EQ/Small Company Index                               (14.36)%           --            --          ( 6.51)%
-------------------------------------------------------------------------------------------------------------



* The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and

     Income, EQ/Alliance International, EQ/Alliance Quality Bond; (January 14,
     2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

**   The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
     1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:



--------------------------------------------------------------------------------------------------
                                                                Length of option period
                                                     ---------------------------------------------
                                                                                     Since option
 Variable investment options                              1 Year        5 Years       inception*
--------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --              --
AXA Premier VIP Health Care                              --             --              --
AXA Premier VIP International Equity                     --             --              --
AXA Premier VIP Large Cap Core Equity                    --             --              --
AXA Premier VIP Large Cap Growth                         --             --              --
AXA Premier VIP Large Cap Value                          --             --              --
AXA Premier VIP Small/Mid Cap Growth                     --             --              --
AXA Premier VIP Small/Mid Cap Value                      --             --              --
AXA Premier VIP Technology                               --             --              --
EQ/Aggressive Stock ***                              (38.46)%       (14.40)%        ( 3.29)%
EQ/Alliance Common Stock ***                         (42.84)%       ( 6.59)%           4.14%
EQ/Alliance Growth and Income ***                    (30.99)%          1.10%           8.08%
EQ/Alliance Intermediate Government Securities ***   ( 1.71)%          3.79%           4.42%
EQ/Alliance International ***                        (20.10)%       ( 7.08)%        ( 3.01)%
EQ/Alliance Premier Growth                           (40.70)%           --          (20.63)%
EQ/Alliance Quality Bond ***                             --             --              --
EQ/Alliance Small Cap Growth                         (39.78)%       ( 6.24)%        ( 1.36)%
EQ/Alliance Technology                               (50.18)%           --          (45.45)%
EQ/Balanced ***                                      (22.61)%          0.40%        (18.31)%
EQ/Bernstein Diversified Value                       (23.51)%           --          (16.47)%
EQ/Calvert Socially Responsible                      (36.07)%           --          (27.31)%
EQ/Capital Guardian International                        --             --              --
EQ/Capital Guardian Research                         (34.38)%           --          ( 8.03)%
EQ/Capital Guardian U.S. Equity                      (33.34)%           --          ( 9.13)%
EQ/Emerging Markets Equity                           (15.95)%       ( 8.13)%        (10.25)%
EQ/Equity 500 Index ***                              (32.08)%       ( 3.88)%           6.14%
EQ/Evergreen Omega                                   (33.66)%           --          (15.11)%
EQ/FI Mid Cap                                        (28.22)%           --          (19.77)%
EQ/FI Small/Mid Cap Value                            (24.56)%       ( 5.92)%        ( 2.15)%
EQ/High Yield ***                                    (13.01)%       ( 6.95)%           1.40%
EQ/International Equity Index                        (27.66)%           --          ( 7.85)%
EQ/J.P. Morgan Core Bond                                 --             --              --
EQ/Janus Large Cap Growth                            (39.90)%           --          (36.18)%
EQ/Lazard Small Cap Value                                --             --              --
EQ/Marsico Focus                                     (21.46)%           --          ( 7.94)%
EQ/Mercury Basic Value Equity                        (26.48)%          2.82%           5.35%
EQ/MFS Emerging Growth Companies                     (43.80)%       ( 6.60)%        ( 2.28)%
EQ/MFS Investors Trust                               (30.69)%           --          (11.37)%
EQ/Money Market ***                                  ( 8.88)%          1.40%           2.27%
EQ/Putnam Growth & Income Value                      (28.83)%       ( 4.94)%        ( 1.72)%
EQ/Putnam International Equity                           --             --              --
EQ/Putnam Voyager                                        --             --              --
EQ/Small Company Index                               (30.67)%           --          ( 4.44)%
--------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                                                    Length of portfolio period
                                                    ---------------------------------------------------------
                                                                                                    Since
                                                                                                  portfolio
 Variable investment options                             3 Years        5 Years       10 Years    inception**
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --          ( 2.13)%
AXA Premier VIP Health Care                              --             --            --          (29.67)%
AXA Premier VIP International Equity                     --             --            --          (30.57)%
AXA Premier VIP Large Cap Core Equity                    --             --            --          (32.27)%
AXA Premier VIP Large Cap Growth                         --             --            --          (40.75)%
AXA Premier VIP Large Cap Value                          --             --            --          (29.57)%
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (46.64)%
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (34.96)%
AXA Premier VIP Technology                               --             --            --          (51.93)%
EQ/Aggressive Stock ***                              (29.57)%       (14.40)%       (1.31)%           7.01%
EQ/Alliance Common Stock ***                         (26.58)%       ( 6.59)%         5.61%           9.50%
EQ/Alliance Growth and Income ***                    (10.81)%          1.10%          --             6.83%
EQ/Alliance Intermediate Government Securities ***      3.76%          3.79%         3.84%           4.40%
EQ/Alliance International ***                        (25.53)%       ( 7.08)%          --          ( 2.83)%
EQ/Alliance Premier Growth                           (31.80)%           --            --          (20.63)%
EQ/Alliance Quality Bond ***                            4.33%          3.83%          --             3.81%
EQ/Alliance Small Cap Growth                         (17.37)%       ( 6.24)%          --          ( 1.36)%
EQ/Alliance Technology                                   --             --            --          (45.45)%
EQ/Balanced ***                                      (10.90)%          0.40%         3.87%           6.92%
EQ/Bernstein Diversified Value                       ( 9.65)%           --            --          ( 1.05)%
EQ/Calvert Socially Responsible                      (21.20)%           --            --          (15.51)%
EQ/Capital Guardian International                    (24.70)%           --            --          (10.39)%
EQ/Capital Guardian Research                         (13.30)%           --            --          ( 8.03)%
EQ/Capital Guardian U.S. Equity                      (13.55)%           --            --          ( 9.13)%
EQ/Emerging Markets Equity                           (25.27)%       ( 8.13)%          --          (11.54)%
EQ/Equity 500 Index ***                              (20.93)%       ( 3.88)%          --             6.54%
EQ/Evergreen Omega                                   (23.97)%           --            --          (15.11)%
EQ/FI Mid Cap                                            --             --            --          (20.08)%
EQ/FI Small/Mid Cap Value                            ( 7.37)%       ( 5.92)%          --          ( 2.15)%
EQ/High Yield ***                                    ( 8.99)%       ( 6.95)%         3.13%           4.35%
EQ/International Equity Index                        (26.97)%           --            --          ( 7.85)%
EQ/J.P. Morgan Core Bond                                5.01%           --            --             4.50%
EQ/Janus Large Cap Growth                                --             --            --          (36.45)%
EQ/Lazard Small Cap Value                              1.65%            --            --          ( 0.14)%
EQ/Marsico Focus                                         --             --            --          ( 7.65)%
EQ/Mercury Basic Value Equity                        ( 5.56)%          2.82%          --             5.35%
EQ/MFS Emerging Growth Companies                     (37.33)%       ( 6.60)%          --          ( 2.28)%
EQ/MFS Investors Trust                               (18.76)%           --            --          (11.37)%
EQ/Money Market ***                                  ( 1.26)%          1.40%         2.04%           4.05%
EQ/Putnam Growth & Income Value                      (12.30)%       ( 4.94)%          --          ( 1.72)%
EQ/Putnam International Equity                       (23.10)%       ( 0.77)%          --             0.93%
EQ/Putnam Voyager                                    (29.82)%       ( 6.83)%          --          ( 2.16)%
EQ/Small Company Index                               (13.39)%           --            --          ( 4.44)%
-------------------------------------------------------------------------------------------------------------



* The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies and EQ/Putnam Growth & Income Value (May 1,
     1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA

     Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.


**   The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
     1976); EQ/Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.


(8) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(9) APPLICABLE ONLY TO CONTRACTS WITH THE GENERAL INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

(10) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2002. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2002.



-------------------------------------------------------------------------------------------------
                                                                  For the years ending
                                                                      December 31,
                                                             ------------------------------------
                                                                 2002       2001        2000
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                 $ 10.76         --          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                 $  7.97         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                 $  7.87         --          --
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                 $  7.71         --          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                 $  6.84         --          --
  Separate Account 45 number of units outstanding (000's)          3         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                 $  7.98         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                 $  6.25         --          --
  Separate Account 45 number of units outstanding (000's)          3         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                 $  7.43         --          --
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                 $  5.71         --          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                 $ 41.54    $ 58.69     $ 78.83
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                               2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                  $ 180.32     $ 271.84     $ 306.09
  Separate Account 45 number of units outstanding (000's)            7           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                  $  21.46     $  27.40           --
  Separate Account 45 number of units outstanding (000's)            5            4           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $  20.36     $  18.84           --
  Separate Account 45 number of units outstanding (000's)           10            8           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                  $   9.14     $  10.22           --
  Separate Account 45 number of units outstanding (000's)            4            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                  $   4.99     $   7.29     $   9.63
  Separate Account 45 number of units outstanding (000's)            4            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                  $  16.46           --           --
  Separate Account 45 number of units outstanding (000's)            6           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                  $  10.32     $  14.86     $  17.22
  Separate Account 45 number of units outstanding (000's)           11            4           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                  $   2.95     $   5.00     $   6.65
  Separate Account 45 number of units outstanding (000's)           37            9           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                                                  $  40.59     $  46.74           --
  Separate Account 45 number of units outstanding (000's)            3            3           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                  $  10.58     $  12.31     $  12.01
  Separate Account 45 number of units outstanding (000's)           15           10           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                  $   6.48     $   8.85           --
  Separate Account 45 number of units outstanding (000's)           --           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                  $   7.52     $   8.90     $  11.30
  Separate Account 45 number of units outstanding (000's)           --           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                  $   8.22     $  10.97     $  11.25
  Separate Account 45 number of units outstanding (000's)            6           --           --
  Separate Account 49 number of units outstanding (000's)           --           --           --
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                              2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                 $  7.89    $ 10.39     $ 10.66
  Separate Account 45 number of units outstanding (000's)         13          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                 $  5.94    $  6.34     $  6.72
  Separate Account 45 number of units outstanding (000's)         11          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                 $ 20.16    $ 26.11     $ 29.88
  Separate Account 45 number of units outstanding (000's)         62          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                 $  5.99    $  7.92          --
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                 $  7.01    $  8.64     $ 10.03
  Separate Account 45 number of units outstanding (000's)        582          6          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                 $  9.89    $ 11.66     $ 11.27
  Separate Account 45 number of units outstanding (000's)        416         13          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                 $ 26.08    $ 27.00     $ 26.95
  Separate Account 45 number of units outstanding (000's)          2          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                 $  7.53    $  9.21     $ 12.42
  Separate Account 45 number of units outstanding (000's)          6          5          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                 $ 13.80    $ 12.65     $ 11.78
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                 $  4.47    $  6.45     $  8.42
  Separate Account 45 number of units outstanding (000's)         13         10          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                 $ 11.08    $ 12.93     $ 11.04
  Separate Account 45 number of units outstanding (000's)          7         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                 $ 10.01    $ 11.37          --
  Separate Account 45 number of units outstanding (000's)          2         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                 $ 14.84    $ 17.90          --
  Separate Account 45 number of units outstanding (000's)        185          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                            -------------------------------------
                                                                  2002         2001         2000
-------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                  $ 9.77    $ 14.96     $ 22.79
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                  $ 7.02    $  8.94     $ 10.69
  Separate Account 45 number of units outstanding (000's)         13          2          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                  $34.34    $ 34.09     $ 33.08
  Separate Account 45 number of units outstanding (000's)          1         19          --
  Separate Account 49 number of units outstanding (000's)         --        124          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                  $10.13    $ 12.57     $ 13.56
  Separate Account 45 number of units outstanding (000's)         --         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                  $11.70    $ 14.10     $ 18.06
  Separate Account 45 number of units outstanding (000's)          8         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                  $ 9.84    $ 13.43     $ 17.87
  Separate Account 45 number of units outstanding (000's)          1         --          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                  $ 8.97    $ 11.40     $ 11.22
  Separate Account 45 number of units outstanding (000's)          1          1          --
  Separate Account 49 number of units outstanding (000's)         --         --          --
-------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2002.




--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                                  $ 10.61         --
  Separate Account 49 number of units outstanding (000's)          13         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                                  $  7.85         --
  Separate Account 49 number of units outstanding (000's)           3         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                                  $  7.76         --
  Separate Account 49 number of units outstanding (000's)           7         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                  $  7.60         --
  Separate Account 49 number of units outstanding (000's)          17         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                                  $  6.75         --
  Separate Account 49 number of units outstanding (000's)          39         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                  $  7.86         --
  Separate Account 49 number of units outstanding (000's)          30         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                  $  6.16         --
  Separate Account 49 number of units outstanding (000's)          34         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                                  $  7.33         --
  Separate Account 49 number of units outstanding (000's)          25         --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                                  $  5.63         --
  Separate Account 49 number of units outstanding (000's)           4         --
--------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                                                  $ 32.67   $  46.83
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                                                  $123.15   $ 188.32
  Separate Account 49 number of units outstanding (000's)           3          1
--------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                                  $ 18.83         --
  Separate Account 49 number of units outstanding (000's)          10         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $ 17.23         --
  Separate Account 49 number of units outstanding (000's)           2         --
--------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                                  $  8.19         --
  Separate Account 49 number of units outstanding (000's)          --         --
--------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                                  $  4.74   $   7.02
  Separate Account 49 number of units outstanding (000's)         108         27
--------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                                  $ 14.44         --
  Separate Account 49 number of units outstanding (000's)          28         --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                                  $ 9.52     $ 13.91
  Separate Account 49 number of units outstanding (000's)         31           7
--------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                                  $ 2.84     $  4.88
  Separate Account 49 number of units outstanding (000's)         14           5
--------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                                                  $31.93     $ 37.29
  Separate Account 49 number of units outstanding (000's)          7           4
--------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                                  $ 9.86     $ 11.64
  Separate Account 49 number of units outstanding (000's)         66          16
--------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                                  $ 6.18     $  8.56
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                                  $ 7.14     $  8.57
  Separate Account 49 number of units outstanding (000's)         48          41
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                                  $ 7.80     $ 10.56
  Separate Account 49 number of units outstanding (000's)         37          13
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
  Unit value                                                  $ 7.49     $ 10.00
  Separate Account 49 number of units outstanding (000's)         40          21
--------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                                  $ 5.50     $  5.96
  Separate Account 49 number of units outstanding (000's)         --          --
--------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                                  $17.79     $ 23.37
  Separate Account 49 number of units outstanding (000's)         29          11
--------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                                  $ 5.66     $  7.59
  Separate Account 49 number of units outstanding (000's)          4          --
--------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                  $ 6.78     $  8.48
  Separate Account 49 number of units outstanding (000's)         25           5
--------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                                  $ 9.13     $ 10.91
  Separate Account 49 number of units outstanding (000's)         40          14
--------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                                  $20.79     $ 21.83
  Separate Account 49 number of units outstanding (000's)          7          --
--------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                                  $ 7.01     $  8.71
  Separate Account 49 number of units outstanding (000's)         15          26
--------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                                  $12.85     $ 11.96
  Separate Account 49 number of units outstanding (000's)         73          31
--------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                                  $ 4.33     $  6.33
  Separate Account 49 number of units outstanding (000's)         47           6
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                                       ---------------------------------
                                                              2002        2001
--------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                                  $ 10.33    $ 12.22
  Separate Account 49 number of units outstanding (000's)          43         14
--------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                  $  9.82    $ 11.32
  Separate Account 49 number of units outstanding (000's)           3          2
--------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                                  $ 13.70    $ 16.76
  Separate Account 49 number of units outstanding (000's)          34          9
--------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                                  $  9.02    $ 14.00
  Separate Account 49 number of units outstanding (000's)           2          1
--------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                                  $  6.64    $  8.56
  Separate Account 49 number of units outstanding (000's)          15          6
--------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                                                  $ 25.34    $ 25.51
  Separate Account 49 number of units outstanding (000's)         115        217
--------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                                  $  9.34    $ 11.77
  Separate Account 49 number of units outstanding (000's)          29         19
--------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                                  $ 10.80    $ 13.20
  Separate Account 49 number of units outstanding (000's)          15         18
--------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                                  $  9.08    $ 12.57
  Separate Account 49 number of units outstanding (000's)           8          4
--------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                                  $  8.35    $ 10.77
  Separate Account 49 number of units outstanding (000's)          14          1
--------------------------------------------------------------------------------------------

Appendix

--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Product Distributor
                                 ---------------------------------------------------------------------------------------------------
                                  AXA Advisors                                        AXA Distributors
                                 ---------------------------------------------------------------------------------------------------
                                  Prospectus and                                      Prospectus and
Product Name                      SAI Dates      Supplement Dates                     SAI Dates      Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
                                  4/7/95         7/1/95; 9/28/95                      4/7/95         7/1/95; 9/28/95
o Income Manager                  11/1/95                                             11/1/95
  Accumulator(R)                  5/1/96                                              10/16/96       2/10/97
                                  10/17/96       2/10/97                              5/1/97         5/1/97
o Income Manager(R)               5/1/97         5/1/97; 12/31/97; 5/1/98;            8/1/97
  Rollover IRA                                   1/4/99; 5/1/99; 5/1/00; 6/23/00;     12/31/97       12/31/97; 5/1/98;
                                                 9/1/00; 2/9/01; 9/1/01; 1/14/02;                    1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  2/9/01; 9/1/01; 1/14/02;
                                                 2/20/03                                             2/22/02; 7/15/02; 8/20/02;
                                  ----------------------------------------------------               1/6/03; 2/20/03
                                  12/31/97       12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                                 5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                                 9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                 8/20/02; 1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
o Equitable Accumulator(R)        5/1/98         5/1/98; 6/18/98; 11/30/98            10/1/97(2)
  (IRA, NQ and QP)                (Accumulator   5/1/99; 5/1/00; 9/1/00; 2/9/01;      12/31/97(2)
                                  only)          9/1/01; 1/14/02; 2/22/02; 7/15/02;   5/1/98         5/1/98; 6/18/98; 11/30/98;
o Equitable Accumulator(R)        5/1/99         8/20/02; 1/6/03; 2/20/03                            5/1/99; 5/1/00; 9/1/00; 2/9/01;
  Select(SM) (IRA, NQ, QP)                                                                           9/1/01; 1/14/02; 2/22/02;
                                                                                                     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
------------------------------------------------------------------------------------------------------------------------------------
o Equitable Accumulator(R)        10/18/99(3)    3/20/00; 5/1/00; 6/23/00; 9/1/00;    5/1/99
  Select(SM)                                     2/9/01; 9/1/01; 10/13/00; 1/14/02;   10/18/99       3/20/00; 5/1/00; 9/1/00;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  10/13/00; 2/9/01; 9/1/01;
o Equitable Accumulator(R)                       2/20/03                                             1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03; 2/20/03
o Equitable Accumulator Select    --------------------------------------------------------------------------------------------------
  (2002 Series)                   5/1/00(3)      3/20/00; 6/23/00; 9/1/00; 9/6/00;    5/1/00         3/20/00; 9/1/00; 9/6/00;
                                                 2/9/01; 9/1/01; 10/13/00; 1/14/02;                  10/13/00; 2/9/01; 9/1/01;
o Equitable Accumulator (2002                    2/22/02; 7/15/02; 8/20/02; 1/6/03;                  1/14/02; 2/22/02; 7/15/02;
  Series)                                        2/20/03                                             8/20/02; 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/01(3)      5/1/01(1); 7/30/01; 9/1/01;          5/1/01         5/1/01(1); 7/30/01(5);
                                                 10/1/01(6); 12/14/01; 1/14/02;                      9/1/01; 10/1/01(6); 12/14/01;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;                  1/14/02; 2/22/02; 7/15/02;
                                                 2/20/03                                             8/20/02; 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  8/13/01(2)     9/1/01; 10/1/01(6); 12/14/01;        N/A            N/A
                                                 1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                 1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);       4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);
                                                 7/15/02; 8/5/02(5); 8/20/02;                        7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/09/02; 1/6/03                 11/11/02; 12/6/02; 12/09/02;
                                                 2/4/03; 2/20/03                                     1/6/03; 2/4/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02; 1/6/03; 5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02;
                                                 2/20/03                                             1/6/03; 2/20/03
                                  --------------------------------------------------------------------------------------------------
                                  5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;      5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;
                                                 8/5/02(5); 8/20/02; 11/11/02;                       8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/09/02 1/6/03; 2/4/02                    12/06/02; 12/09/02; 1/6/03;
                                                 2/20/03                                             2/4/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Product Distributor
                                    ------------------------------------------------------------------------------------------------
                                    AXA Advisors                                       AXA Distributors
                                    ------------------------------------------------------------------------------------------------
                                    Prospectus and                                     Prospectus and
Product Name                        SAI Dates      Supplement Dates                    SAI Dates     Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)   9/2/99(3)                                          8/2/99(3)
Equitable Accumulator Plus          10/18/99(3)                                        10/18/99(3)
(2002 Series)                       5/1/00(3)      6/23/00; 9/1/00; 9/6/00; 10/13/00;  5/1/00(3)     9/1/00; 9/6/00; 10/13/00;
                                                   2/9/01; 3/19/01; 7/30/01; 9/1/01;                 2/9/01; 3/19/01; 7/30/01;
                                                   1/14/02; 2/22/02; 7/15/02; 8/20/02;               9/1/01; 1/14/02; 2/22/02;
                                                   1/6/03; 2/20/03                                   7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/01(3)      7/30/01(5); 9/1/01; 12/14/01;       5/1/01(3)     5/1/01; 7/30/01(5); 9/1/01;
                                                   1/14/02; 2/22/02; 7/15/02; 8/20/02;               12/14/01; 1/14/02; 2/22/02;
                                                   1/6/03; 2/20/03                                   7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    4/1/02(4)      4/3/02; 7/15/02; 8/5/02(5);         4/1/02(4)     4/3/02; 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02;                       8/20/02; 11/11/02; 12/6/02;
                                                   12/9/02; 1/6/03; 2/4/03; 2/20/03                  12/9/02; 1/6/03; 2/4/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03   5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(4)      7/15/02; 8/5/02(5); 8/20/02;        5/1/02(4)     7/15/02; 8/5/02(5); 8/20/02;
                                                   11/11/02; 12/6/02; 12/9/02; 1/6/03;               11/11/02; 12/6/02; 12/9/02;
                                                   2/4/03; 2/20/03                                   1/6/03; 2/4/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            N/A            N/A                                 10/1/01       10/1/01(6); 12/14/01; 1/14/02;
Select(SM) II                                                                                        2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            N/A            N/A                                 10/1/01       10/1/01(7); 12/14/01; 1/14/02;
Elite(SM) II                                                                                         2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R) Elite(SM)  8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;       8/13/01(3)    9/1/01; 10/1/01(7); 12/14/01;
Equitable Accumulator Elite                        1/14/02; 2/22/02; 7/15/02; 8/20/02;               1/14/02; 2/22/02; 7/15/02;
(2002 Series)                                      11/11/02; 1/6/03; 2/20/03                         8/20/02; 11/11/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;     4/1/02(4)     4/3/02; 5/20/02(7); 7/15/02;
                                                   8/5/02; 8/20/02; 11/11/02; 12/6/02;               8/5/02(5); 8/20/02; 11/11/02;
                                                   12/9/02; 1/6/03; 2/4/03; 2/20/03;                 12/6/02; 12/9/02; 1/6/03;
                                                                                                     2/4/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03   5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);     5/1/02(4)     5/20/02(7); 7/15/02; 8/5/02(5);
                                                   8/20/02; 11/11/02; 12/6/02; 12/9/02;              8/20/02; 11/11/02; 12/6/02;
                                                   1/6/03; 2/4/03; 2/20/03                           12/9/02; 1/6/03; 2/4/03;
                                                                                                     2/20/03
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)            11/17/00       2/9/01; 3/19/01; 7/30/01(5);        5/15/00       9/1/00; 9/6/00; 2/9/01;
Advisor(SM)                                        9/1/01; 12/14/01; 1/14/02; 2/22/02;               7/30/01(5); 9/1/01; 12/14/01;
                                                   7/15/02; 8/20/02; 11/11/02; 1/6/03;               1/14/02; 2/22/02; 7/15/02;
                                                   2/20/03                                           8/20/02; 1/6/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/01         9/1/01; 12/14/01; 1/14/02; 2/22/02; 5/1/01        9/1/01; 12/14/01; 1/14/02;
                                                   7/15/02; 8/20/02; 11/11/02; 1/6/03;               2/22/02; 7/15/02; 8/20/02;
                                                   2/20/03                                           1/6/03; 2/20/03
                                    ------------------------------------------------------------------------------------------------
                                    5/1/02         5/1/02; 7/15/02; 8/20/02; 11/11/02; 5/1/02        7/15/02; 8/5/02; 8/20/02;
                                                   1/6/03; 2/20/03                                   12/16/02; 1/6/03; 2/20/03
------------------------------------------------------------------------------------------------------------------------------------

2 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Product Distributor
                                 ---------------------------------------------------------------------------------------------------
                                 AXA Advisors                                        AXA Distributors
                                 ---------------------------------------------------------------------------------------------------
                                 Prospectus and                                      Prospectus and
Product Name                     SAI Dates      Supplement Dates                     SAI Dates      Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
Equitable Accumulator(R)         N/A            N/A                                   9/2/99
Express(SM)                                                                           10/18/99
                                                                                      5/1/00         9/1/00; 9/6/00; 2/9/01;
                                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03
                                                                                      ----------------------------------------------
                                                                                      5/1/01         7/30/01(5); 9/1/01; 1/14/02;
                                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                                     1/6/03
------------------------------------------------------------------------------------------------------------------------------------



(1)  applies to Accumulator contracts issued in Oregon only.

(2)  applies to Accumulator Select only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator Select and Select II contracts issued in New York only.

(7)  applies to contracts issued in New York only.


                                                                      Appendix 3

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Unit Values                                                                  2
Custodian and Independent Accountants                                        2
Yield Information for the EQ/Money Market Option, EQ/Alliance Quality Bond
 Option and EQ/High Yield Option                                             2
Distribution of the contracts                                                3
Financial Statements                                                         3



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547 Secaucus, NJ 07096-1547

-  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -  -

Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2003



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip





(SAI 4ACS(5/03))

Equitable Life Assurance Society of the United States

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003 FOR

o Equitable Accumulator(R)                 o Accumulator(R) Elite(SM)
o Income Manager Accumulator(R)            o Accumulator(R) Elite II(SM)
o Income Manager(R) Rollover IRA           o Accumulator(R) Plus(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)               o Accumulator(R) Select(SM) II
o Accumulator(R) Advisor(SM)


The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectuses and/or supplements, dated May 1, 2003. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Unit Values                                                                  2

Custodian and Independent Accountants                                        2

Yield Information for the EQ/Money Market Option,
     EQ/Alliance Quality Bond Option and EQ/High Yield Option                2

Distribution of the Contracts                                                3

Financial Statements                                                         3

   Copyright 2003 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
             Equitable Life Assurance Society of the United States.

SAI 13A


                                                                          x00496

UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values


To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.


The financial statements of each Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/MONEY MARKET OPTION, EQ/ALLIANCE QUALITY BOND OPTION AND EQ/HIGH YIELD OPTION

EQ/Money Market option

The EQ/Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below), if applicable under your contract. This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value.

Unit values reflect all other accrued expenses of the EQ/Money Market option but do not reflect any withdrawal charges, the optional benefit charge, or charges for applicable taxes such as state or local premium taxes. Under the EQ/Money Market 12 month dollar cost averaging program, if applicable under your contract, unit values also do not reflect the mortality and expense risks charge, the administrative charge and any applicable distribution charge.


The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge that is deducted from the EQ/Money Market option will vary for each contract depending upon the percentage of the account value allocated to the EQ/Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 7/365 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing year. The average administrative charge factor is then divided by the number of EQ/Money Market units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Money Market option will fluctuate and not remain constant.

EQ/Alliance Quality Bond and EQ/High Yield options

The EQ/Alliance Quality Bond and EQ/High Yield options calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average administrative charge factor (explained below), if applicable under your contract. This reduction is made to recognize the deduction of the annual administrative charge under the contracts, which is not reflected in the unit value.


Unit values reflect all other accrued expenses of each option but do not reflect any withdrawal charges, the optional benefit charge or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge that is deducted from each option will vary for each contract depending upon the percentage of the account value allocated to each option. To determine the effect of the annual administrative charge on the yield, we start with the total dollar amounts of the charges deducted from the option during the 12-month period ending on the last day of the prior year. The amount is multiplied by 30/365 to produce an average administrative charge factor which is used in all 30-day yield computations for the ensuing year. The average administrative charge factor is then divided by the number of option units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the 30-day period.

The yield for each option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of option units will fluctuate and not remain constant.


Other yield information

The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the fixed maturity options. Nor should the yields be compared to the yields of money market options made available to the general public.

The yields shown below will vary among the Accumulator(R) contracts, although the same method of calculating variable investment option yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any Accumulator(R) contract to which this Statement of Additional Information applies.

The seven-day current yield for the EQ/Money Market option was -1.13% for the period ended December 31, 2002. The effective yield for that period was -1.12%.

The effective yield for the EQ/Alliance Quality Bond option was 0.47% for the 30-day period ended December 31, 2002.

The effective yield for the EQ/High Yield option was 8.55% for the 30-day period ended December 31, 2002.

The yields reflect unit values based on the highest charges that would apply to any contract or investment option to which this SAI relates, including the highest charges that would apply to the underlying portfolios. Therefore, if your contract has lower charges than those assumed, your yields will be higher than those shown.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Money Market, EQ/Alliance Quality Bond and EQ/High Yield portfolios which reflect only the deduction of EQ Advisors and AXA Premier VIP Trust level expenses.



DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $536,113,253 in 2002, $543,488,990
in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054 respectively.

Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC distribution fees of $149,380,289 for 2002, $219,355,297 for 2001 and $199,478,753 for 2000, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $59,543,803, $91,443,554 and $52,501,772, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FS-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..................................................    FS-3
   Statements of Operations for the Year Ended December
    31, 2002..................................................   FS-10
   Statements of Changes in Net Assets for the Years
    Ended December 31, 2002 and 2001..........................   FS-16
   Notes to Financial Statements..............................   FS-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001....   F-2
   Consolidated Statements of Earnings, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-3
   Consolidated Statements of Shareholder's Equity and
     Comprehensive Income, Years Ended December 31, 2002,
     2001 and 2000.............................................  F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2002, 2001 and 2000..........................  F-5
   Notes to Consolidated Financial Statements..................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                       Core Bond        Health Care         Equity
                                                   ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 46,428,826       $ 7,196,918      $ 7,398,746
Receivable for The Trusts shares sold ............             --            19,311              824
Receivable for policy-related transactions .......         40,601                --               --
                                                     ------------       -----------      -----------
  Total assets ...................................     46,469,427         7,216,229        7,399,570
                                                     ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........         40,601                --               --
Payable for policy-related transactions ..........             --            19,311              824
                                                     ------------       -----------      -----------
  Total liabilities ..............................         40,601            19,311              824
                                                     ------------       -----------      -----------
Net Assets .......................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Net Assets:
Accumulation Units ...............................   $ 46,418,168       $ 7,164,792      $ 7,369,492
Retained by Equitable Life in Separate
 Account No. 45 ..................................         10,658            32,126           29,254
                                                     ------------       -----------      -----------
Total net assets .................................   $ 46,428,826       $ 7,196,918      $ 7,398,746
                                                     ============       ===========      ===========
Investments in shares of The Trusts, at cost .....   $ 45,537,753       $ 8,079,177      $ 8,569,793
The Trusts shares held
 Class A .........................................             --                --               --
 Class B .........................................      4,478,725           898,978          934,988
Units outstanding (000's):
Class B 0.00% ....................................             --                --               --
Class B 0.50% ....................................              2                --                1
Class A 1.15% ....................................             --                --               --
Class B 1.15% ....................................            493               160              129
Class B 1.35% ....................................          1,119               205              183
Class B 1.55% ....................................          1,483               347              346
Class B 1.60% ....................................          1,234               189              286
Class B 1.70% ....................................             23                 7               --
Unit value:
Class B 0.00% ....................................   $         --       $        --      $        --
Class B 0.50% ....................................   $      10.76       $      7.97      $      7.87
Class A 1.15% ....................................   $         --       $        --      $        --
Class B 1.15% ....................................   $      10.69       $      7.91      $      7.82
Class B 1.35% ....................................   $      10.67       $      7.90      $      7.81
Class B 1.55% ....................................   $      10.65       $      7.88      $      7.79
Class B 1.60% ....................................   $      10.64       $      7.88      $      7.79
Class B 1.70% ....................................   $      10.63       $      7.87      $      7.78



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $ 6,212,029      $  8,956,738      $ 11,423,248      $ 10,964,159
Receivable for The Trusts shares sold ............            394                --                --           288,590
Receivable for policy-related transactions .......             --             7,778            61,728                --
                                                      -----------      ------------      ------------      ------------
  Total assets ...................................      6,212,423         8,964,516        11,484,976        11,252,749
                                                      -----------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --             7,778            61,684                --
Payable for policy-related transactions ..........            394                --                --           288,584
                                                      -----------      ------------      ------------      ------------
  Total liabilities ..............................            394             7,778            61,684           288,584
                                                      -----------      ------------      ------------      ------------
Net Assets .......................................    $ 6,212,029      $  8,956,738      $ 11,432,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Net Assets:
Accumulation Units ...............................    $ 6,176,505      $  8,927,674      $ 11,400,176      $ 10,935,154
Retained by Equitable Life in Separate
 Account No. 45 ..................................         35,524            29,064            23,116            29,011
                                                      -----------      ------------      ------------      ------------
Total net assets .................................    $ 6,212,029      $  8,956,738      $ 11,423,292      $ 10,964,165
                                                      ===========      ============      ============      ============
Investments in shares of The Trusts, at cost .....    $ 7,279,824      $ 10,872,086      $ 13,496,072      $ 13,917,689
The Trusts shares held
 Class A .........................................             --                --                --                --
 Class B .........................................        803,649         1,302,019         1,431,527         1,744,748
Units outstanding (000's):
Class B 0.00% ....................................             --                --                --                --
Class B 0.50% ....................................              2                 3                --                 3
Class A 1.15% ....................................             --                --                --                --
Class B 1.15% ....................................             88               164               205               214
Class B 1.35% ....................................            166               275               344               429
Class B 1.55% ....................................            338               571               565               768
Class B 1.60% ....................................            213               283               292               344
Class B 1.70% ....................................              3                21                36                 8
Unit value:
Class B 0.00% ....................................    $        --      $         --      $         --      $         --
Class B 0.50% ....................................    $      7.71      $       6.84      $       7.98      $       6.25
Class A 1.15% ....................................    $        --      $         --      $         --      $         --
Class B 1.15% ....................................    $      7.66      $       6.80      $       7.92      $       6.21
Class B 1.35% ....................................    $      7.64      $       6.79      $       7.91      $       6.20
Class B 1.55% ....................................    $      7.63      $       6.77      $       7.89      $       6.17
Class B 1.60% ....................................    $      7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% ....................................    $      7.61      $       6.76      $       7.88      $       6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      AXA Premier VIP     AXA Premier VIP
                                                    Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                   --------------------- ----------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 13,402,731         $ 1,957,373        $  49,642,931
Receivable for The Trusts shares sold ............           72,659                  --               27,586
Receivable for policy-related transactions .......               --                  --                   --
                                                       ------------         -----------        -------------
  Total assets ...................................       13,475,390           1,957,373           49,670,517
                                                       ------------         -----------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........               --                  --                   --
Payable for policy-related transactions ..........           72,659                  --               27,739
                                                       ------------         -----------        -------------
  Total liabilities ..............................           72,659                  --               27,739
                                                       ------------         -----------        -------------
Net Assets .......................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Net Assets:
Accumulation Units ...............................     $ 13,388,513         $ 1,940,699        $  49,621,254
Retained by Equitable Life in Separate
 Account No. 45 ..................................           14,218              16,674               21,524
                                                       ------------         -----------        -------------
Total net assets .................................     $ 13,402,731         $ 1,957,373        $  49,642,778
                                                       ============         ===========        =============
Investments in shares of The Trusts, at cost .....     $ 16,344,555         $ 2,535,422        $ 101,631,149
The Trusts shares held
 Class A .........................................               --                  --            1,048,057
 Class B .........................................        1,794,188             340,983            2,015,934
Units outstanding (000's):
Class B 0.00% ....................................               --                  --                   --
Class B 0.50% ....................................                1                  --                   --
Class A 1.15% ....................................               --                  --                  453
Class B 1.15% ....................................              250                  44                  327
Class B 1.35% ....................................              486                  44                  404
Class B 1.55% ....................................              678                 150                  102
Class B 1.60% ....................................              381                  96                   66
Class B 1.70% ....................................               23                  10                    2
Unit value:
Class B 0.00% ....................................     $         --         $        --        $          --
Class B 0.50% ....................................     $       7.43         $      5.71        $       41.54
Class A 1.15% ....................................     $         --         $        --        $       37.75
Class B 1.15% ....................................     $       7.38         $      5.67        $       37.17
Class B 1.35% ....................................     $       7.37         $      5.66        $       35.92
Class B 1.55% ....................................     $       7.35         $      5.65        $       34.70
Class B 1.60% ....................................     $       7.35         $      5.65        $       34.41
Class B 1.70% ....................................     $       7.34         $      5.64        $       33.82



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                      EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                      Common Stock    Growth and Income      Securities      International
                                                   ----------------- ------------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 482,280,534      $ 400,802,938      $ 299,413,748     $ 114,208,849
Receivable for The Trusts shares sold ............         725,304            308,914                 --           117,207
Receivable for policy-related transactions .......              --                 --            120,663                --
                                                     -------------      -------------      -------------     -------------
  Total assets ...................................     483,005,838        401,111,852        299,534,411       114,326,056
                                                     -------------      -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                 --            120,664                --
Payable for policy-related transactions ..........         725,758            306,267                 --           109,502
                                                     -------------      -------------      -------------     -------------
  Total liabilities ..............................         725,758            306,267            120,664           109,502
                                                     -------------      -------------      -------------     -------------
Net Assets .......................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Net Assets:
Accumulation Units ...............................   $ 481,958,893      $ 400,711,656      $ 299,344,687     $ 114,137,910
Retained by Equitable Life in Separate
 Account No. 45 ..................................         321,187             93,929             69,060            78,644
                                                     -------------      -------------      -------------     -------------
Total net assets .................................   $ 482,280,080      $ 400,805,585      $ 299,413,747     $ 114,216,554
                                                     =============      =============      =============     =============
Investments in shares of The Trusts, at cost .....   $ 991,733,054      $ 527,316,838      $ 292,425,933     $ 121,225,712
The Trusts shares held
 Class A .........................................       8,218,408          3,759,613          1,936,474         2,413,113
 Class B .........................................      38,085,239         27,548,139         27,294,121        13,563,526
Units outstanding (000's):
Class B 0.00% ....................................              --                 --                 --                --
Class B 0.50% ....................................               7                  5                 10                 4
Class A 1.15% ....................................             560              2,361              1,043             1,978
Class B 1.15% ....................................             698              3,020              1,296             1,624
Class B 1.35% ....................................           1,240              6,485              4,099             3,907
Class B 1.55% ....................................             510              5,500              5,993             3,915
Class B 1.60% ....................................             314              2,830              3,868             1,910
Class B 1.70% ....................................               6                 43                146                20
Unit value:
Class B 0.00% ....................................   $          --      $          --      $          --     $          --
Class B 0.50% ....................................   $      180.32      $       21.46      $       20.36     $        9.14
Class A 1.15% ....................................   $      153.56      $       20.49      $       19.12     $        8.83
Class B 1.15% ....................................   $      151.16      $       20.20      $       18.85     $        8.69
Class B 1.35% ....................................   $      143.14      $       19.83      $       18.40     $        8.55
Class B 1.55% ....................................   $      135.53      $       19.46      $       17.97     $        8.42
Class B 1.60% ....................................   $      133.70      $       19.36      $       17.86     $        8.38
Class B 1.70% ....................................   $      130.09      $       19.19      $       17.65     $        8.32

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                      EQ/Alliance     EQ /Alliance       EQ/Alliance
                                                    Premier Growth    Quality Bond    Small Cap Growth
                                                   ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $ 105,975,074     $ 22,177,446     $  87,604,731
Receivable for The Trusts shares sold ............        303,458           50,552            66,318
Receivable for policy-related transactions .......             --               --                --
                                                    -------------     ------------     -------------
  Total assets ...................................    106,278,532       22,227,998        87,671,049
                                                    -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               --                --
Payable for policy-related transactions ..........        303,267           50,552            66,318
                                                    -------------     ------------     -------------
  Total liabilities ..............................        303,267           50,552            66,318
                                                    -------------     ------------     -------------
Net Assets .......................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Net Assets:
Accumulation Units ...............................  $ 105,393,817     $ 22,155,700     $  87,571,345
Retained by Equitable Life in Separate
 Account No. 45 ..................................        581,448           21,746            33,386
                                                    -------------     ------------     -------------
Total net assets .................................  $ 105,975,265     $ 22,177,446     $  87,604,731
                                                    =============     ============     =============
Investments in shares of The Trusts, at cost .....  $ 203,668,385     $ 21,941,923     $ 131,837,122
The Trusts shares held
 Class A .........................................             --               --           484,632
 Class B .........................................     21,052,533        2,191,113         9,355,485
Units outstanding (000's):
Class B 0.00% ....................................             --               --                --
Class B 0.50% ....................................              4                6                11
Class A 1.15% ....................................             --               --               428
Class B 1.15% ....................................          1,968              240             1,604
Class B 1.35% ....................................          8,409              430             2,020
Class B 1.55% ....................................          6,946              429             3,468
Class B 1.60% ....................................          4,522              347             1,384
Class B 1.70% ....................................             22               17                28
Unit value:
Class B 0.00% ....................................  $          --     $         --     $          --
Class B 0.50% ....................................  $        4.99     $      16.46     $       10.32
Class A 1.15% ....................................  $          --     $         --     $       10.07
Class B 1.15% ....................................  $        4.87     $      15.49     $        9.94
Class B 1.35% ....................................  $        4.84     $      15.20     $        9.83
Class B 1.55% ....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% ....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% ....................................  $        4.77     $      14.71     $        9.63



                                                      EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                   ---------------- ----------------- ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value    $ 32,179,497     $ 376,679,282      $ 114,341,078          $ 661,897
Receivable for The Trusts shares sold ............        118,665            55,546            124,612                 --
Receivable for policy-related transactions .......             --                --                 --                 --
                                                     ------------     -------------      -------------          ---------
  Total assets ...................................     32,298,162       376,734,828        114,465,690            661,897
                                                     ------------     -------------      -------------          ---------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --                 --                 --
Payable for policy-related transactions ..........        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
  Total liabilities ..............................        118,663            55,543            124,611                 --
                                                     ------------     -------------      -------------          ---------
Net Assets .......................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Net Assets:
Accumulation Units ...............................   $ 31,875,202     $ 375,157,749      $ 114,229,654          $ 654,521
Retained by Equitable Life in Separate
 Account No. 45 ..................................        304,297         1,521,536            111,425              7,376
                                                     ------------     -------------      -------------          ---------
Total net assets .................................   $ 32,179,499     $ 376,679,285      $ 114,341,079          $ 661,897
                                                     ============     =============      =============          =========
Investments in shares of The Trusts, at cost .....   $ 56,037,845     $ 402,403,230      $ 134,823,217          $ 769,266
The Trusts shares held
 Class A .........................................             --         3,104,068                 --                 --
 Class B .........................................     10,776,449        27,092,542         11,402,237            112,572
Units outstanding (000's):
Class B 0.00% ....................................             --                --                 --                 --
Class B 0.50% ....................................             37                 3                 15                 --
Class A 1.15% ....................................             --             1,013                 --                 --
Class B 1.15% ....................................          1,108             1,386              2,810                  3
Class B 1.35% ....................................          2,020             3,926              3,350                 29
Class B 1.55% ....................................          5,116             2,816              3,348                 35
Class B 1.60% ....................................          2,823             1,564              1,712                 38
Class B 1.70% ....................................              5                13                 60                 --
Unit value:
Class B 0.00% ....................................   $         --     $          --      $          --          $      --
Class B 0.50% ....................................   $       2.95     $       40.59      $       10.58          $    6.48
Class A 1.15% ....................................   $         --     $       37.91      $          --          $      --
Class B 1.15% ....................................   $       2.90     $       36.32      $       10.24          $    6.34
Class B 1.35% ....................................   $       2.88     $       35.10      $       10.14          $    6.29
Class B 1.55% ....................................   $       2.86     $       33.91      $       10.04          $    6.25
Class B 1.60% ....................................   $       2.86     $       33.62      $       10.01          $    6.24
Class B 1.70% ....................................   $       2.85     $       33.05      $        9.96          $    6.22

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value      $ 2,570,431          $ 61,456,407          $ 22,023,212
Receivable for The Trusts shares sold ............              --               125,925                    --
Receivable for policy-related transactions .......           1,166                    --                10,054
                                                       -----------          ------------          ------------
  Total assets ...................................       2,571,597            61,582,332            22,033,266
                                                       -----------          ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ..........             750                    --                10,054
Payable for policy-related transactions ..........              --               126,013                    --
                                                       -----------          ------------          ------------
  Total liabilities ..............................             750               126,013                10,054
                                                       -----------          ------------          ------------
Net Assets .......................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Net Assets:
Accumulation Units ...............................     $ 2,524,259          $ 61,160,012          $ 21,950,755
Retained by Equitable Life in Separate
 Account No. 45 ..................................          46,588               296,307                72,457
                                                       -----------          ------------          ------------
Total net assets .................................     $ 2,570,847          $ 61,456,319          $ 22,023,212
                                                       ===========          ============          ============
Investments in shares of The Trusts, at cost .....     $ 2,712,020          $ 66,584,843          $ 23,623,547
The Trusts shares held
 Class A .........................................              --                    --                    --
 Class B .........................................         349,830             7,479,611             2,834,169
Units outstanding (000's):
Class B 0.00% ....................................              --                    --                    --
Class B 0.50% ....................................              --                     6                    13
Class A 1.15% ....................................              --                    --                    --
Class B 1.15% ....................................              56                 1,727                   346
Class B 1.35% ....................................             133                 3,265                   812
Class B 1.55% ....................................             100                 1,728                 1,058
Class B 1.60% ....................................              59                   961                   643
Class B 1.70% ....................................              --                    --                    10
Unit value:
Class B 0.00% ....................................     $        --          $         --          $         --
Class B 0.50% ....................................     $      7.52          $       8.22          $       7.89
Class A 1.15% ....................................     $        --          $         --          $         --
Class B 1.15% ....................................     $      7.34          $       8.02          $       7.70
Class B 1.35% ....................................     $      7.29          $       7.97          $       7.65
Class B 1.55% ....................................     $      7.23          $       7.91          $       7.59
Class B 1.60% ....................................     $      7.22          $       7.89          $       7.57
Class B 1.70% ....................................     $      7.19          $       7.86          $       7.55



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega       EQ/FI Mid Cap
                                                   ---------------- ----------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 28,515,404     $ 137,189,307    $ 4,833,689     $ 43,659,729
Receivable for The Trusts shares sold ............             --           108,219             93               --
Receivable for policy-related transactions .......        219,701                --              9          133,950
                                                     ------------     -------------    -----------     ------------
  Total assets ...................................     28,735,105       137,297,526      4,833,791       43,793,679
                                                     ------------     -------------    -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........        219,702                --             --          134,300
Payable for policy-related transactions ..........             --           108,217             --               --
                                                     ------------     -------------    -----------     ------------
  Total liabilities ..............................        219,702           108,217             --          134,300
                                                     ------------     -------------    -----------     ------------
Net Assets .......................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Net Assets:
Accumulation Units ...............................   $ 28,359,786     $ 136,951,462    $ 4,798,825     $ 43,450,309
Retained by Equitable Life in Separate
 Account No. 45 ..................................        155,617           237,847         34,966          209,070
                                                     ------------     -------------    -----------     ------------
Total net assets .................................   $ 28,515,403     $ 137,189,309    $ 4,833,791     $ 43,659,379
                                                     ============     =============    ===========     ============
Investments in shares of The Trusts, at cost .....   $ 35,418,603     $ 202,892,143    $ 6,346,540     $ 51,453,600
The Trusts shares held
 Class A .........................................             --                --             --               --
 Class B .........................................      5,396,926         8,147,193        796,411        6,178,528
Units outstanding (000's):
Class B 0.00% ....................................             --                --             --               --
Class B 0.50% ....................................             11                62             --              582
Class A 1.15% ....................................             --                --             --               --
Class B 1.15% ....................................            894             1,017             84              427
Class B 1.35% ....................................          1,807             3,683            184              951
Class B 1.55% ....................................          1,441             1,539            419            2,865
Class B 1.60% ....................................            857             1,042            143            1,471
Class B 1.70% ....................................              6                10              4               39
Unit value:
Class B 0.00% ....................................   $         --     $          --    $        --     $         --
Class B 0.50% ....................................   $       5.94     $       20.16    $      5.99     $       7.01
Class A 1.15% ....................................   $         --     $          --    $        --     $         --
Class B 1.15% ....................................   $       5.73     $       19.03    $      5.83     $       6.90
Class B 1.35% ....................................   $       5.67     $       18.69    $      5.79     $       6.87
Class B 1.55% ....................................   $       5.61     $       18.36    $      5.74     $       6.84
Class B 1.60% ....................................   $       5.59     $       18.28    $      5.73     $       6.83
Class B 1.70% ....................................   $       5.56     $       18.11    $      5.70     $       6.81

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                         EQ/FI Small/Mid Cap                    EQ/International
                                                                Value          EQ/High Yield      Equity Index
                                                        -------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $ 122,194,587       $  80,037,229      $ 13,276,380
Receivable for The Trusts shares sold .................               --              65,441             6,349
Receivable for policy-related transactions ............            3,594                  --                --
                                                           -------------       -------------      ------------
  Total assets ........................................      122,198,181          80,102,670        13,282,729
                                                           -------------       -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............            3,374                  --                --
Payable for policy-related transactions ...............               --              65,449             6,345
                                                           -------------       -------------      ------------
  Total liabilities ...................................            3,374              65,449             6,345
                                                           -------------       -------------      ------------
Net Assets ............................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Net Assets:
Accumulation Units ....................................    $ 122,134,010       $  79,966,803      $ 13,210,321
Retained by Equitable Life in Separate
 Account No. 45 .......................................           60,797              70,418            66,063
                                                           -------------       -------------      ------------
Total net assets ......................................    $ 122,194,807       $  80,037,221      $ 13,276,384
                                                           =============       =============      ============
Investments in shares of The Trusts, at cost ..........    $ 141,841,863       $ 112,884,607      $ 19,267,745
The Trusts shares held
 Class A ..............................................               --             484,586                --
 Class B ..............................................       12,412,436          16,209,427         1,870,438
Units outstanding (000's):
Class B 0.00% .........................................               --                  --                --
Class B 0.50% .........................................              416                   2                 6
Class A 1.15% .........................................               --                  93                --
Class B 1.15% .........................................            2,470                 592               180
Class B 1.35% .........................................            2,863               1,316               740
Class B 1.55% .........................................            5,069               1,013               632
Class B 1.60% .........................................            2,145                 511               275
Class B 1.70% .........................................               36                  21                 7
Unit value:
Class B 0.00% .........................................    $          --       $          --      $         --
Class B 0.50% .........................................    $        9.89       $       26.08      $       7.53
Class A 1.15% .........................................    $          --       $       23.85      $         --
Class B 1.15% .........................................    $        9.53       $       23.48      $       7.28
Class B 1.35% .........................................    $        9.42       $       22.73      $       7.21
Class B 1.55% .........................................    $        9.32       $       22.00      $       7.14
Class B 1.60% .........................................    $        9.29       $       21.83      $       7.12
Class B 1.70% .........................................    $        9.24       $       21.48      $       7.08



                                                         EQ/J.P. Morgan   EQ/Janus Large Cap   EQ/Lazard Small Cap
                                                            Core Bond           Growth                Value         EQ/Marsico Focus
                                                        ---------------- -------------------- --------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $ 45,680,376       $ 20,505,961         $ 19,334,381       $ 24,363,884
Receivable for The Trusts shares sold .................             --             20,774                   --                 --
Receivable for policy-related transactions ............        212,807                 --               22,263            319,590
                                                          ------------       ------------         ------------       ------------
  Total assets ........................................     45,893,183         20,526,735           19,356,644         24,683,474
                                                          ------------       ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............        212,807                 --               22,263            319,590
Payable for policy-related transactions ...............             --             20,685                   --                 --
                                                          ------------       ------------         ------------       ------------
  Total liabilities ...................................        212,807             20,685               22,263            319,590
                                                          ------------       ------------         ------------       ------------
Net Assets ............................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Net Assets:
Accumulation Units ....................................   $ 45,666,235       $ 20,462,607         $ 19,296,699       $ 22,327,089
Retained by Equitable Life in Separate
 Account No. 45 .......................................         14,141             43,443               37,682          2,036,795
                                                          ------------       ------------         ------------       ------------
Total net assets ......................................   $ 45,680,376       $ 20,506,050         $ 19,334,381       $ 24,363,884
                                                          ============       ============         ============       ============
Investments in shares of The Trusts, at cost ..........   $ 46,078,620       $ 29,229,286         $ 22,191,421       $ 25,981,993
The Trusts shares held
 Class A ..............................................             --                 --                   --                 --
 Class B ..............................................      4,080,815          4,535,941            1,978,448          2,420,285
Units outstanding (000's):
Class B 0.00% .........................................             --                 --                   --                 --
Class B 0.50% .........................................              1                 13                    7                  2
Class A 1.15% .........................................             --                 --                   --                 --
Class B 1.15% .........................................            623                253                  384                439
Class B 1.35% .........................................            903                552                  665                767
Class B 1.55% .........................................          1,232              2,509                  482                616
Class B 1.60% .........................................            702              1,333                  275                427
Class B 1.70% .........................................              9                 24                    8                  8
Unit value:
Class B 0.00% .........................................   $         --       $         --         $         --       $         --
Class B 0.50% .........................................   $      13.80       $       4.47         $      11.08       $      10.01
Class A 1.15% .........................................   $         --       $         --         $         --       $         --
Class B 1.15% .........................................   $      13.35       $       4.41         $      10.73       $       9.92
Class B 1.35% .........................................   $      13.22       $       4.39         $      10.62       $       9.89
Class B 1.55% .........................................   $      13.09       $       4.36         $      10.51       $       9.87
Class B 1.60% .........................................   $      13.05       $       4.36         $      10.49       $       9.86
Class B 1.70% .........................................   $      12.99       $       4.35         $      10.43       $       9.85

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging
                                                      Value Equity    Growth Companies   EQ/MFS Investors Trust   EQ/Money Market
                                                   ----------------- ------------------ ------------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 144,265,691     $ 107,161,455          $ 14,072,033        $ 264,851,123
Receivable for The Trusts shares sold ............         167,233            58,645                   538              297,462
Receivable for policy-related transactions .......              --                --                    --                   --
                                                     -------------     -------------          ------------        -------------
  Total assets ...................................     144,432,924       107,220,100            14,072,571          265,148,585
                                                     -------------     -------------          ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --                    --                   --
Payable for policy-related transactions ..........         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
  Total liabilities ..............................         167,633            58,615                   539              297,462
                                                     -------------     -------------          ------------        -------------
Net Assets .......................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Net Assets:
Accumulation Units ...............................   $ 143,976,339     $ 107,073,018          $ 13,975,673        $ 264,728,956
Retained by Equitable Life in Separate
 Account No. 45 ..................................         288,952            88,467                96,359              122,167
                                                     -------------     -------------          ------------        -------------
Total net assets .................................   $ 144,265,291     $ 107,161,485          $ 14,072,032        $ 264,851,123
                                                     =============     =============          ============        =============
Investments in shares of The Trusts, at cost .....   $ 172,785,707     $ 242,776,676          $ 19,622,537        $ 267,692,375
The Trusts shares held
 Class A .........................................              --                --                    --            2,511,530
 Class B .........................................      12,783,930        11,907,778             1,997,938           23,135,155
Units outstanding (000's):
Class B 0.00% ....................................              --                --                    --                   54
Class B 0.50% ....................................             185                --                    13                    1
Class A 1.15% ....................................              --                --                    --                  863
Class B 1.15% ....................................           2,129             2,239                    99                1,022
Class B 1.35% ....................................           3,538             5,638                   776                2,299
Class B 1.55% ....................................           2,900             2,080                   706                2,246
Class B 1.60% ....................................           1,419             1,556                   474                2,863
Class B 1.70% ....................................              32                 7                    --                   57
Unit value:
Class B 0.00% ....................................   $          --     $          --          $         --        $       38.24
Class B 0.50% ....................................   $       14.84     $        9.77          $       7.02        $       34.34
Class A 1.15% ....................................   $          --     $          --          $         --        $       30.22
Class B 1.15% ....................................   $       14.30     $        9.42          $       6.84        $       29.84
Class B 1.35% ....................................   $       14.14     $        9.31          $       6.79        $       28.57
Class B 1.55% ....................................   $       13.98     $        9.20          $       6.73        $       27.35
Class B 1.60% ....................................   $       13.94     $        9.18          $       6.72        $       27.06
Class B 1.70% ....................................   $       13.86     $        9.12          $       6.69        $       26.47

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam         EQ/Putnam       EQ/Small
                                                         Value        International Equity     Voyager      Company Index
                                                   ----------------- ---------------------- ------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $ 38,008,607         $ 42,108,212        $ 491,733     $ 17,750,377
Receivable for The Trusts shares sold ............          1,397                   --               --              861
Receivable for policy-related transactions .......             --               82,706               --               --
                                                     ------------         ------------        ---------     ------------
  Total assets ...................................     38,010,004           42,190,918          491,733       17,751,238
                                                     ------------         ------------        ---------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........             --               82,692               --               --
Payable for policy-related transactions ..........          1,397                   --               --              862
                                                     ------------         ------------        ---------     ------------
  Total liabilities ..............................          1,397               82,692               --              862
                                                     ------------         ------------        ---------     ------------
Net Assets                                             38,008,607           42,108,226          491,733       17,750,376
                                                     ============         ============        =========     ============
Net Assets:
Accumulation Units ...............................   $ 37,988,058         $ 42,070,787        $ 488,949     $ 17,684,871
Retained by Equitable Life in Separate
 Account No. 45 ..................................         20,549               37,439            2,784           65,505
                                                     ------------         ------------        ---------     ------------
Total net assets .................................   $ 38,008,607         $ 42,108,226        $ 491,733     $ 17,750,376
                                                     ============         ============        =========     ============
Investments in shares of The Trusts, at cost .....   $ 49,892,612         $ 50,706,489        $ 525,625     $ 22,968,903
The Trusts shares held
 Class A .........................................             --                   --               --               --
 Class B .........................................      4,228,995            4,861,890           51,310        2,468,395
Units outstanding (000's):
Class B 0.00% ....................................             --                   --               --               --
Class B 0.50% ....................................             --                    8                1                1
Class A 1.15% ....................................             --                   --               --               --
Class B 1.15% ....................................          1,280                  956               11              297
Class B 1.35% ....................................          1,664                1,196               13              859
Class B 1.55% ....................................            620                1,121               11              660
Class B 1.60% ....................................            359                  498               16              240
Class B 1.70% ....................................             13                    4               --                8
Unit value:
Class B 0.00% ....................................   $         --         $         --        $      --     $         --
Class B 0.50% ....................................   $      10.13         $      11.70        $    9.84     $       8.97
Class A 1.15% ....................................   $         --         $         --        $      --     $         --
Class B 1.15% ....................................   $       9.76         $      11.27        $    9.48     $       8.68
Class B 1.35% ....................................   $       9.64         $      11.14        $    9.38     $       8.59
Class B 1.55% ....................................   $       9.53         $      11.01        $    9.27     $       8.50
Class B 1.60% ....................................   $       9.51         $      10.98        $    9.24     $       8.48
Class B 1.70% ....................................   $       9.45         $      10.92        $    9.19     $       8.44

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $1,494,105      $         --      $         --
 Expenses:
  Asset-based charges ............................        421,059            78,858            77,081
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      1,073,046           (78,858)          (77,081)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         67,621          (425,671)         (128,124)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................         67,621          (425,671)         (128,124)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        891,073          (882,260)       (1,171,047)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        958,694        (1,307,931)       (1,299,171)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $2,031,740      $ (1,386,789)     $ (1,376,252)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     13,719      $         --      $     51,810      $         --
 Expenses:
  Asset-based charges ............................         53,310            97,142           128,103           112,914
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (39,591)          (97,142)          (76,293)         (112,914)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (174,804)         (359,309)         (237,454)         (562,788)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (174,804)         (359,309)         (237,454)         (562,788)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,067,795)       (1,915,349)       (2,072,825)       (2,953,530)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,242,599)       (2,274,658)       (2,310,279)       (3,516,318)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,282,190)     $ (2,371,800)     $ (2,386,572)     $ (3,629,232)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --       $       --       $       8,875
 Expenses:
  Asset-based charges ............................        141,453           20,947             850,345
                                                     ------------       ----------       -------------
Net Investment Income (Loss) .....................       (141,453)         (20,947)           (841,470)
                                                     ------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (304,094)        (158,797)        (14,289,985)
  Realized gain distribution from The Trusts .....             --               --                  --
                                                     ------------       ----------       -------------
 Net realized gain (loss) ........................       (304,094)        (158,797)        (14,289,985)
                                                     ------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,941,825)        (578,049)         (8,935,073)
                                                     ------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,245,919)        (736,846)        (23,225,058)
                                                     ------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,387,372)      $ (757,793)      $ (24,066,528)
                                                     ============       ==========       =============



                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance        EQ/Alliance       Government     EQ/Alliance
                                                      Common Stock    Growth and Income    Securities    International
                                                   ----------------- ------------------- ------------- ----------------
Income and Expenses:
 Investment Income:
Dividends from The Trusts ......................  $        331,852     $    5,629,700     $11,815,404    $         --
 Expenses:
  Asset-based charges ............................       8,388,419          6,714,919       3,572,940         520,882
                                                    --------------     --------------     -----------    ------------
Net Investment Income (Loss) .....................      (8,056,567)        (1,085,219)      8,242,464        (520,882)
                                                    --------------     --------------     -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (143,368,868)       (21,050,556)      1,046,477      (3,170,933)
  Realized gain distribution from The Trusts .....              --                 --         331,136              --
                                                    --------------     --------------     -----------    ------------
 Net realized gain (loss) ........................    (143,368,868)       (21,050,556)      1,377,613      (3,170,933)
                                                    --------------     --------------     -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (141,918,124)      (105,224,004)      7,023,962      (2,432,899)
                                                    --------------     --------------     -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (285,286,992)      (126,274,560)      8,401,575      (5,603,832)
                                                    --------------     --------------     -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (293,343,559)    $ (127,359,779)    $16,644,039    $ (6,124,714)
                                                    ==============     ==============     ===========    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                      EQ/Alliance       EQ/Alliance        EQ/Alliance
                                                    Premier Growth   Quality Bond (a)   Small Cap Growth
                                                   ---------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --        $782,005        $          --
 Expenses:
  Asset-based charges ............................      2,033,035         173,725            1,480,368
                                                    -------------        --------        -------------
Net Investment Income (Loss) .....................     (2,033,035)        608,280           (1,480,368)
                                                    -------------        --------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (26,302,676)         98,082           (9,671,484)
  Realized gain distribution from The Trusts .....             --          34,337                   --
                                                    -------------        --------        -------------
 Net realized gain (loss) ........................    (26,302,676)        132,419           (9,671,484)
                                                    -------------        --------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (29,300,491)        235,524          (28,784,431)
                                                    -------------        --------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (55,603,167)        367,943          (38,455,915)
                                                    -------------        --------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (57,636,202)       $976,223        $ (39,936,283)
                                                    =============        ========        =============



                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology       EQ/Balanced    Diversified Value   Socially Responsible
                                                   ---------------- ---------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $   4,284,926      $   1,557,865         $       --
 Expenses:
  Asset-based charges ............................        619,948        3,236,611          1,566,945              7,279
                                                    -------------    -------------      -------------         ----------
Net Investment Income (Loss) .....................       (619,948)       1,048,315             (9,080)            (7,279)
                                                    -------------    -------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
  Realized gain distribution from The Trusts .....             --               --                 --                 --
                                                    -------------    -------------      -------------         ----------
 Net realized gain (loss) ........................    (14,355,372)     (32,165,923)        (1,755,404)           (50,388)
                                                    -------------    -------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,974,003)      (8,921,169)       (17,585,770)          (109,468)
                                                    -------------    -------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (23,329,375)     (41,087,092)       (19,341,174)          (159,856)
                                                    -------------    -------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (23,949,323)   $ (40,038,777)     $ (19,350,254)        $ (167,135)
                                                    =============    =============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                     International (a)         Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   26,749          $    131,666          $     83,469
 Expenses:
  Asset-based charges ............................          14,841               211,227               252,873
                                                        ----------          ------------          ------------
Net Investment Income (Loss) .....................          11,908               (79,561)             (169,404)
                                                        ----------          ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (63,231)             (736,818)           (2,642,529)
  Realized gain distribution from The Trusts .....              --                    --                    --
                                                        ----------          ------------          ------------
 Net realized gain (loss) ........................         (63,231)             (736,818)           (2,642,529)
                                                        ----------          ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (136,253)           (5,126,214)           (1,651,906)
                                                        ----------          ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (199,484)           (5,863,032)           (4,294,435)
                                                        ----------          ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (187,576)         $ (5,942,593)         $ (4,463,839)
                                                        ==========          ============          ============



                                                      EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                    Markets Equity      500 Index          Omega        EQ/FI Mid Cap
                                                   ---------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --    $   1,471,425     $         --     $      6,705
 Expenses:
  Asset-based charges ............................        430,158        2,247,086           71,946          577,150
                                                     ------------    -------------     ------------     ------------
Net Investment Income (Loss) .....................       (430,158)        (775,661)         (71,946)        (570,445)
                                                     ------------    -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,080,679)     (13,445,876)        (427,780)      (1,125,936)
  Realized gain distribution from The Trusts .....             --          146,060               --               --
                                                     ------------    -------------     ------------     ------------
 Net realized gain (loss) ........................     (2,080,679)     (13,299,816)        (427,780)      (1,125,936)
                                                     ------------    -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (149,420)     (30,693,360)        (945,749)      (7,719,556)
                                                     ------------    -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,230,099)     (43,993,176)      (1,373,529)      (8,845,492)
                                                     ------------    -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,660,257)   $ (44,768,837)    $ (1,445,475)    $ (9,415,937)
                                                     ============    =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                  EQ/International
                                                       Cap Value     EQ/High Yield     Equity Index
                                                   ---------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     677,515    $   7,341,400     $    141,927
 Expenses:
  Asset-based charges ............................      1,742,831        1,165,798          214,129
                                                    -------------    -------------     ------------
Net Investment Income (Loss) .....................     (1,065,316)       6,175,602          (72,202)
                                                    -------------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (200,175)      (8,061,124)      (2,885,480)
  Realized gain distribution from The Trusts .....             --               --               --
                                                    -------------    -------------     ------------
 Net realized gain (loss) ........................       (200,175)      (8,061,124)      (2,885,480)
                                                    -------------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,769,362)      (2,366,278)        (185,040)
                                                    -------------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (22,969,537)     (10,427,402)      (3,070,520)
                                                    -------------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (24,034,853)   $  (4,251,800)    $ (3,142,722)
                                                    =============    =============     ============



                                                    EQ/J.P. Morgan       EQ/Janus            EQ/Lazard
                                                     Core Bond (a)   Large Cap Growth   Small Cap Value (a)   EQ/Marsico Focus
                                                   ---------------- ------------------ --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,896,834       $         --        $    114,681        $      8,716
 Expenses:
  Asset-based charges ............................       274,032            352,536             128,649             150,566
                                                      ----------       ------------        ------------        ------------
Net Investment Income (Loss) .....................     1,622,802           (352,536)            (13,968)           (141,850)
                                                      ----------       ------------        ------------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       178,649         (3,248,427)           (511,292)           (475,323)
  Realized gain distribution from The Trusts .....       221,317                 --             106,677                  --
                                                      ----------       ------------        ------------        ------------
 Net realized gain (loss) ........................       399,966         (3,248,427)           (404,615)           (475,323)
                                                      ----------       ------------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (398,244)        (5,540,473)         (2,857,040)         (1,926,600)
                                                      ----------       ------------        ------------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,722         (8,788,900)         (3,261,655)         (2,401,923)
                                                      ----------       ------------        ------------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,624,524       $ (9,141,436)       $ (3,275,623)       $ (2,543,773)
                                                      ==========       ============        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                                             Emerging
                                                        EQ/Mercury            Growth            EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,725,346       $          --     $     86,814
 Expenses:
  Asset-based charges ............................        2,181,137           2,037,258          239,842
                                                      -------------       -------------     ------------
Net Investment Income (Loss) .....................         (455,791)         (2,037,258)        (153,028)
                                                      -------------       -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,905,895)        (32,942,921)      (1,291,915)
  Realized gain distribution from The Trusts .....          986,386                  --               --
                                                      -------------       -------------     ------------
 Net realized gain (loss) ........................       (1,919,509)        (32,942,921)      (1,291,915)
                                                      -------------       -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (30,438,761)        (33,685,618)      (2,783,562)
                                                      -------------       -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (32,358,270)        (66,628,539)      (4,075,477)
                                                      -------------       -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (32,814,061)      $ (68,665,797)    $ (4,228,505)
                                                      =============       =============     ============



                                                                       EQ/Putnam        EQ/Putnam
                                                       EQ/Money     Growth & Income   International    EQ/Putnam
                                                        Market           Value          Equity (a)    Voyager (a)
                                                   --------------- ----------------- --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,258,895    $     585,751    $    296,537     $     604
 Expenses:
  Asset-based charges ............................      4,126,918          632,673         428,120         2,948
                                                    -------------    -------------    ------------     ---------
Net Investment Income (Loss) .....................       (868,023)         (46,922)       (131,583)       (2,344)
                                                    -------------    -------------    ------------     ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (2,151,261)      (2,166,667)       (734,983)      (21,989)
  Realized gain distribution from The Trusts .....             --               --              --            --
                                                    -------------    -------------    ------------     ---------
 Net realized gain (loss) ........................     (2,151,261)      (2,166,667)       (734,983)      (21,989)
                                                    -------------    -------------    ------------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,494,614       (7,994,345)     (8,598,277)      (33,892)
                                                    -------------    -------------    ------------     ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        343,353      (10,161,012)     (9,333,260)      (55,881)
                                                    -------------    -------------    ------------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (524,670)   $ (10,207,934)   $ (9,464,843)    $ (58,225)
                                                    =============    =============    ============     =========



                                                       EQ/Small
                                                     Company Index
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    108,402
 Expenses:
  Asset-based charges ............................        277,225
                                                     ------------
Net Investment Income (Loss) .....................       (168,823)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,011,858)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................     (1,011,858)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,743,133)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,754,991)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,923,814)
                                                     ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International
                                                    Core Bond (d)    Health Care (d)     Equity (d)
                                                  ----------------- ----------------- ----------------
                                                         2002              2002             2002
                                                  ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  1,073,046      $     (78,858)   $     (77,081)
 Net realized gain (loss) on investments ........         67,621           (425,671)        (128,124)
 Change in unrealized appreciation
  (depreciation) of investments .................        891,073           (882,260)      (1,171,047)
                                                    ------------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      2,031,740         (1,386,789)      (1,376,252)
                                                    ------------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     10,084,050          2,196,339        2,691,610
  Transfers between funds including
   guaranteed interest account, net .............     36,671,531          6,623,110        6,215,294
  Transfers for contract benefits and
   terminations .................................     (2,326,719)          (257,833)        (154,801)
  Contract maintenance charges ..................        (43,650)           (12,734)          (9,349)
                                                    ------------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     44,385,212          8,548,882        8,742,754
                                                    ------------      -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         11,874             34,825           32,244
                                                    ------------      -------------    -------------
Increase (Decrease) in Net Assets ...............     46,428,826          7,196,918        7,398,746
Net Assets - Beginning of Period ................             --                 --               --
                                                    ------------      -------------    -------------
Net Assets - End of Period ......................   $ 46,428,826      $   7,196,918    $   7,398,746
                                                    ============      =============    =============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................             --                 --               --
 Redeemed .......................................             --                 --               --
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................             --                 --               --
                                                    ============      =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,439              1,354            1,492
 Redeemed .......................................         (1,085)              (446)            (547)
                                                    ------------      -------------    -------------
 Net Increase (Decrease) ........................          4,354                908              945
                                                    ============      =============    =============



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap         Large Cap       Small/Mid Cap
                                                   Core Equity (d)      Growth (d)        Value (d)         Growth (d)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (39,591)    $     (97,142)    $    (76,293)     $   (112,914)
 Net realized gain (loss) on investments ........        (174,804)         (359,309)        (237,454)         (562,788)
 Change in unrealized appreciation
  (depreciation) of investments .................      (1,067,795)       (1,915,349)      (2,072,825)       (2,953,530)
                                                    -------------     -------------     ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................      (1,282,190)       (2,371,800)      (2,386,572)       (3,629,232)
                                                    -------------     -------------     ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,997,280         3,616,683        3,217,533         3,558,634
  Transfers between funds including
   guaranteed interest account, net .............       5,663,431         8,071,966       11,133,356        11,280,720
  Transfers for contract benefits and
   terminations .................................        (186,031)         (380,655)        (551,031)         (264,504)
  Contract maintenance charges ..................          (6,776)          (11,937)         (15,796)          (14,856)
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       7,467,904        11,296,057       13,784,062        14,559,994
                                                    -------------     -------------     ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          26,315            32,481           25,802            33,403
                                                    -------------     -------------     ------------      ------------
Increase (Decrease) in Net Assets ...............       6,212,029         8,956,738       11,423,292        10,964,165
Net Assets - Beginning of Period ................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
Net Assets - End of Period ......................   $   6,212,029     $   8,956,738     $ 11,423,292      $ 10,964,165
                                                    =============     =============     ============      ============
Changes in Units: ...............................
Unit Activity 1.15% Class A
 Issued .........................................              --                --               --                --
 Redeemed .......................................              --                --               --                --
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................              --                --               --                --
                                                    =============     =============     ============      ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             981             1,613            2,101             2,392
 Redeemed .......................................            (171)             (296)            (659)             (626)
                                                    -------------     -------------     ------------      ------------
 Net Increase (Decrease) ........................             810             1,317            1,442             1,766
                                                    =============     =============     ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       AXA Premier VIP       AXA Premier VIP
                                                   Small/Mid Cap Value (d)    Technology (d)         EQ/Aggressive Stock
                                                  ------------------------- ----------------- ---------------------------------
                                                             2002                  2002             2002             2001
                                                  ------------------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................       $   (141,453)          $  (20,947)     $     (841,470)  $     (906,585)
 Net realized gain (loss) on investments ........           (304,094)            (158,797)        (14,289,985)     (11,422,381)
 Change in unrealized appreciation
  (depreciation) of investments .................         (2,941,825)            (578,049)         (8,935,073)     (21,424,591)
                                                        ------------           ----------      --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................         (3,387,372)            (757,793)        (24,066,528)     (33,753,557)
                                                        ------------           ----------      --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          3,371,346              888,002           1,733,549        4,310,214
  Transfers between funds including
   guaranteed interest account, net .............         13,919,121            1,860,280          (9,253,205)      (8,560,486)
  Transfers for contract benefits and
   terminations .................................           (497,607)             (49,599)         (6,137,165)      (7,002,127)
  Contract maintenance charges ..................            (19,901)              (2,659)           (350,869)        (403,235)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................         16,772,959            2,696,024         (14,007,690)     (11,655,634)
                                                        ------------           ----------      --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......             17,144               19,142               1,210           10,241
                                                        ------------           ----------      --------------   --------------
Increase (Decrease) in Net Assets ...............         13,402,731            1,957,373         (38,073,008)     (45,398,950)
Net Assets - Beginning of Period ................                 --                   --          87,715,786      133,114,736
                                                        ------------           ----------      --------------   --------------
Net Assets - End of Period ......................       $ 13,402,731           $1,957,373      $   49,642,778   $   87,715,786
                                                        ============           ==========      ==============   ==============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................                 --                   --                  21               27
 Redeemed .......................................                 --                   --                (144)            (156)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................                 --                   --                (123)            (129)
                                                        ============           ==========      ==============   ==============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              2,197                  435                 450            5,872
 Redeemed .......................................               (378)                 (91)               (653)          (5,866)
                                                        ------------           ----------      --------------   --------------
 Net Increase (Decrease) ........................              1,819                  344                (203)               6
                                                        ============           ==========      ==============   ==============



                                                               EQ/Alliance                         EQ/Alliance
                                                              Common Stock                      Growth and Income
                                                  ------------------------------------- ----------------------------------
                                                         2002               2001               2002             2001
                                                  ----------------- ------------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (8,056,567)   $    9,031,102     $    (1,085,219)  $  (2,536,065)
 Net realized gain (loss) on investments ........     (143,368,868)      (69,201,661)        (21,050,556)     16,935,458
 Change in unrealized appreciation
  (depreciation) of investments .................     (141,918,124)      (66,151,838)       (105,224,004)    (30,848,568)
                                                   ---------------    --------------     ---------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................     (293,343,559)     (126,322,397)       (127,359,779)    (16,449,175)
                                                   ---------------    --------------     ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       16,600,038        50,649,636          21,476,404      62,205,107
  Transfers between funds including
   guaranteed interest account, net .............      (70,930,907)      (16,746,494)         (5,197,334)     84,325,461
  Transfers for contract benefits and
   terminations .................................      (55,842,279)      (69,831,895)        (43,267,527)    (37,420,675)
  Contract maintenance charges ..................       (2,614,514)       (3,075,618)         (1,572,008)     (1,362,320)
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (112,787,662)      (39,004,371)        (28,560,465)    107,747,573
                                                   ---------------    --------------     ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          389,362           110,242               9,364        (337,746)
                                                   ---------------    --------------     ---------------   -------------
Increase (Decrease) in Net Assets ...............     (405,741,859)     (165,216,526)       (155,910,880)     90,960,652
Net Assets - Beginning of Period ................      888,021,939     1,053,238,465         556,716,465     465,755,813
                                                   ---------------    --------------     ---------------   -------------
Net Assets - End of Period ......................  $   482,280,080    $  888,021,939     $   400,805,585   $ 556,716,465
                                                   ===============    ==============     ===============   =============
Changes in Units:
Unit Activity 1.15% Class A .....................
 Issued .........................................               17                32                 214             338
 Redeemed .......................................             (205)             (177)               (775)           (544)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (188)             (145)               (561)           (206)
                                                   ===============    ==============     ===============   =============
Unit Activity 0.00% to 1.70% Class B ............
 Issued .........................................              381               710               4,257          12,869
 Redeemed .......................................             (888)             (718)             (5,250)         (8,537)
                                                   ---------------    --------------     ---------------   -------------
 Net Increase (Decrease) ........................             (507)               (8)               (993)          4,332
                                                   ===============    ===============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate                EQ/Alliance
                                                        Government Securities              International (i)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   8,242,464    $   4,331,802     $   (520,882)   $    109,264
 Net realized gain (loss) on investments ........      1,377,613          496,236       (3,170,933)     (4,591,902)
 Change in unrealized appreciation
  (depreciation) of investments .................      7,023,962          909,805       (2,432,899)     (3,791,988)
                                                   -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     16,644,039        5,737,843       (6,124,714)     (8,274,626)
                                                   -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     20,578,334       43,669,575          972,253       2,536,553
  Transfers between funds including
   guaranteed interest account, net .............    108,849,048       75,542,127       92,267,113          59,185
  Transfers for contract benefits and
   terminations .................................    (26,173,297)     (12,396,793)      (2,307,630)     (1,993,617)
  Contract maintenance charges ..................       (537,755)        (213,848)        (157,920)       (104,332)
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    102,716,330      106,601,061       90,773,816         497,789
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          1,605           14,901            9,147           4,328
                                                   -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ...............    119,361,974      112,353,805       84,658,249      (7,772,509)
Net Assets - Beginning of Period ................    180,051,773       67,697,968       29,558,305      37,330,814
                                                   -------------    -------------     ------------    ------------
Net Assets - End of Period ......................  $ 299,413,747    $ 180,051,773     $114,216,554    $ 29,558,305
                                                   =============    =============     ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            854              520            1,461           3,344
 Redeemed .......................................           (452)            (239)            (299)         (3,469)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................            402              281            1,162            (125)
                                                   =============    =============     ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         10,480            8,874           11,401          21,835
 Redeemed .......................................         (4,995)          (2,771)          (2,257)        (21,573)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................          5,485            6,103            9,144             262
                                                   =============    =============     ============    ============



                                                             EQ/Alliance               EQ/Alliance
                                                           Premier Growth            Quality Bond (d)
                                                  --------------------------------- -----------------
                                                        2002             2001              2002
                                                  ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (2,033,035)   $  (2,846,456)   $      608,280
 Net realized gain (loss) on investments ........    (26,302,676)     (26,918,676)          132,419
 Change in unrealized appreciation
  (depreciation) of investments .................    (29,300,491)     (30,464,296)          235,524
                                                   -------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................    (57,636,202)     (60,229,428)          976,223
                                                   -------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,312,020       21,575,589       (43,551,067)
  Transfers between funds including
   guaranteed interest account, net .............    (17,966,790)      15,339,171        65,950,946
  Transfers for contract benefits and
   terminations .................................     (9,532,240)     (12,339,218)       (1,197,625)
  Contract maintenance charges ..................       (422,239)        (457,720)          (22,335)
                                                   -------------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (23,609,249)      24,117,822        21,179,919
                                                   -------------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           (415)         725,863            21,304
                                                   -------------    -------------    --------------
Increase (Decrease) in Net Assets ...............    (81,245,866)     (35,385,743)       22,177,446
Net Assets - Beginning of Period ................    187,221,131      222,606,874                --
                                                   -------------    -------------    --------------
Net Assets - End of Period ......................  $ 105,975,265    $ 187,221,131    $   22,177,446
                                                   =============    =============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --               --                --
 Redeemed .......................................             --               --                --
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................             --               --                --
                                                   =============    =============    ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          4,051           16,277             1,847
 Redeemed .......................................         (8,415)         (13,484)             (378)
                                                   -------------    -------------    --------------
 Net Increase (Decrease) ........................         (4,364)           2,793             1,469
                                                   =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance
                                                        Small Cap Growth (g)             EQ/Alliance Technology
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,480,368)   $    (155,929)   $     (619,948)  $     (685,397)
 Net realized gain (loss) on investments ........     (9,671,484)      (3,058,523)      (14,355,372)     (10,348,265)
 Change in unrealized appreciation
  (depreciation) of investments .................    (28,784,431)     (12,187,110)       (8,974,003)      (2,443,454)
                                                   -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................    (39,936,283)     (15,401,562)      (23,949,323)     (13,477,116)
                                                   -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,738,185       18,224,767         3,026,451       11,776,116
  Transfers between funds including
   guaranteed interest account, net .............      8,393,151       20,039,161           456,741       17,869,579
  Transfers for contract benefits and
   terminations .................................     (5,940,735)      (6,026,423)       (2,619,615)      (2,767,941)
  Contract maintenance charges ..................       (347,606)        (283,854)         (107,497)         (98,790)
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      7,842,995       31,953,651           756,080       26,778,964
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          5,446           13,898             5,565          296,992
                                                   -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...............    (32,087,842)      16,565,987       (23,187,678)      13,598,840
Net Assets - Beginning of Period ................    119,692,573      103,126,586        55,367,177       41,768,337
                                                   -------------    -------------    --------------   --------------
Net Assets - End of Period ......................  $  87,604,731    $ 119,692,573    $   32,179,499   $   55,367,177
                                                   =============    =============    ==============   ==============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            159              219                --               --
 Redeemed .......................................           (228)            (207)               --               --
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            (69)              12                --               --
                                                   =============    =============    ==============   ==============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          2,665            3,742             5,119            9,596
 Redeemed .......................................         (2,047)          (1,531)           (5,079)          (4,763)
                                                   -------------    -------------    --------------   --------------
 Net Increase (Decrease) ........................            618            2,211                40            4,833
                                                   =============    =============    ==============   ==============



                                                                                              EQ/Bernstein
                                                         EQ/Balanced (c) (j)             Diversified Value (b)
                                                  --------------------------------- --------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,048,315    $   4,238,400    $      (9,080)   $    170,382
 Net realized gain (loss) on investments ........    (32,165,923)      (1,691,567)      (1,755,404)      1,475,499
 Change in unrealized appreciation
  (depreciation) of investments .................     (8,921,169)     (16,802,779)     (17,585,770)     (2,896,369)
                                                   -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (40,038,777)     (14,255,946)     (19,350,254)     (1,250,488)
                                                   -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      9,432,169       17,904,939        9,431,894      11,791,871
  Transfers between funds including
   guaranteed interest account, net .............    182,387,603      255,619,354       34,409,192      92,424,656
  Transfers for contract benefits and
   terminations .................................    (21,843,916)     (12,889,214)      (9,036,642)     (3,678,016)
  Contract maintenance charges ..................       (668,737)        (328,079)        (342,604)       (159,035)
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    169,307,119      260,307,000       34,461,840     100,379,476
                                                   -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......      1,322,609           37,280           10,000          95,505
                                                   -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ...............    130,590,951      246,088,334       15,121,586      99,219,493
Net Assets - Beginning of Period ................    246,088,334               --       99,219,493              --
                                                   -------------    -------------    -------------    ------------
Net Assets - End of Period ......................  $ 376,679,285    $ 246,088,334    $ 114,341,079    $ 99,219,493
                                                   =============    =============    =============    ============
Changes in Units:
 Unit Activity 1.15% Class A
 Issued .........................................            756               31               --              --
 Redeemed .......................................           (130)             (93)              --              --
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................            626              (62)              --              --
                                                   =============    =============    =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          5,675            1,256            5,797           2,852
 Redeemed .......................................         (1,645)            (727)          (2,831)           (839)
                                                   -------------    -------------    -------------    ------------
 Net Increase (Decrease) ........................          4,030              529            2,966           2,013
                                                   =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Calvert           EQ/Capital Guardian
                                                    Socially Responsible (a)     International (d)
                                                  ---------------------------- ---------------------
                                                       2002          2001               2002
                                                  ------------- -------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (7,279)    $   (267)        $   11,908
 Net realized gain (loss) on investments ........      (50,388)         267            (63,231)
 Change in unrealized appreciation
  (depreciation) of investments .................     (109,468)       2,099           (136,253)
                                                   -----------     --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     (167,135)       2,099           (187,576)
                                                   -----------     --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      243,622       44,753            168,122
  Transfers between funds including
   guaranteed interest account, net .............      439,930      119,134          2,561,030
  Transfers for contract benefits and
   terminations .................................      (26,972)        (431)           (19,838)
  Contract maintenance charges ..................         (649)          --             (3,288)
                                                   -----------     --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      655,931      163,456          2,706,026
                                                   -----------     --------         ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        7,279          267             14,526
                                                   -----------     --------         ----------
Increase (Decrease) in Net Assets ...............      496,075      165,822          2,532,976
Net Assets - Beginning of Period ................      165,822           --             37,871
                                                   -----------     --------         ----------
Net Assets - End of Period ......................  $   661,897     $165,822         $2,570,847
                                                   ===========     ========         ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --
 Redeemed .......................................           --           --                 --
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           --           --                 --
                                                   ===========     ========         ==========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          131           20              1,368
 Redeemed .......................................          (45)          (1)            (1,020)
                                                   -----------     --------         ----------
 Net Increase (Decrease) ........................           86           19                348
                                                   ===========     ========         ==========



                                                       EQ/Capital Guardian             EQ/Capital Guardian
                                                           Research (h)                  U.S. Equity (f)
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (79,561)    $  (77,631)   $   (169,404)    $   (86,095)
 Net realized gain (loss) on investments ........      (736,818)         2,159      (2,642,529)         (8,249)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,126,214)       (88,570)     (1,651,906)        (34,568)
                                                   ------------     ----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (5,942,593)      (164,042)     (4,463,839)       (128,912)
                                                   ------------     ----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       671,452      1,704,912       1,929,452       2,938,082
  Transfers between funds including
   guaranteed interest account, net .............    59,435,542      1,991,715      13,773,817       3,402,524
  Transfers for contract benefits and
   terminations .................................      (884,641)      (394,170)       (930,060)       (836,661)
  Contract maintenance charges ..................       (53,072)       (12,535)        (43,519)        (15,281)
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    59,169,281      3,289,922      14,729,690       5,488,664
                                                   ------------     ----------    ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        37,147        (19,160)         33,355        (244,776)
                                                   ------------     ----------    ------------     -----------
Increase (Decrease) in Net Assets ...............    53,263,835      3,106,720      10,299,206       5,114,976
Net Assets - Beginning of Period ................     8,192,484      5,085,764      11,724,006       6,609,030
                                                   ------------     ----------    ------------     -----------
Net Assets - End of Period ......................  $ 61,456,319     $8,192,484    $ 22,023,212     $11,724,006
                                                   ============     ==========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --              --
 Redeemed .......................................            --             --              --              --
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................            --             --              --              --
                                                   ============     ==========    ============     ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         7,359            450           2,210             717
 Redeemed .......................................          (433)          (143)           (480)           (167)
                                                   ------------     ----------    ------------     -----------
 Net Increase (Decrease) ........................         6,926            307           1,730             550
                                                   ============     ==========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Emerging Markets Equity           EQ/Equity 500 Index
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (430,158)   $   (371,476)   $    (775,661)   $    (984,873)
 Net realized gain (loss) on investments ........    (2,080,679)     (7,088,726)     (13,299,816)      (6,424,376)
 Change in unrealized appreciation
  (depreciation) of investments .................      (149,420)      5,533,385      (30,693,360)     (20,827,768)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,660,257)     (1,926,817)     (44,768,837)     (28,237,017)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       954,567       2,887,434        7,640,504       17,728,922
  Transfers between funds including
   guaranteed interest account, net .............     4,962,668        (163,212)          81,785        2,719,164
  Transfers for contract benefits and
   terminations .................................    (1,698,910)     (1,414,602)     (11,282,582)     (11,273,287)
  Contract maintenance charges ..................      (103,882)        (73,375)        (524,197)        (490,322)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,114,443       1,236,245       (4,084,490)       8,684,477
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           706          81,358          223,548          (33,370)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     1,454,892        (609,214)     (48,629,779)     (19,585,910)
Net Assets - Beginning of Period ................    27,060,511      27,669,725      185,819,088      205,404,998
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 28,515,403    $ 27,060,511    $ 137,189,309    $ 185,819,088
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         5,830           5,501            2,677            2,504
 Redeemed .......................................        (5,228)         (5,314)          (2,401)          (2,159)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           602             187             (276)             345
                                                   ============    ============    =============    =============



                                                        EQ/Evergreen Omega               EQ/FI Mid Cap
                                                  ------------------------------ ------------------------------
                                                        2002           2001            2002           2001
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (71,946)   $  (40,752)   $   (570,445)   $   (153,354)
 Net realized gain (loss) on investments ........       (427,780)     (131,228)     (1,125,936)     (2,006,866)
 Change in unrealized appreciation
  (depreciation) of investments .................       (945,749)     (307,012)     (7,719,556)       (231,319)
                                                   -------------    ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,445,475)     (478,992)     (9,415,937)     (2,391,539)
                                                   -------------    ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        694,056       942,097      10,655,394      10,657,001
  Transfers between funds including
   guaranteed interest account, net .............      1,716,091     1,221,069      15,941,165      15,482,070
  Transfers for contract benefits and
   terminations .................................       (283,599)     (186,669)     (1,911,853)       (481,345)
  Contract maintenance charges ..................        (14,655)       (6,778)        (78,928)        (15,426)
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,111,893     1,969,719      24,605,778      25,642,300
                                                   -------------    ----------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         26,632        11,782          30,687      (8,475,478)
                                                   -------------    ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............        693,050     1,502,509      15,220,528      14,775,283
Net Assets - Beginning of Period ................      4,140,741     2,638,232      28,438,851      13,663,568
                                                   -------------    ----------    ------------    ------------
Net Assets - End of Period ......................  $   4,833,791    $4,140,741    $ 43,659,379    $ 28,438,851
                                                   =============    ==========    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --            --              --              --
 Redeemed .......................................             --            --              --              --
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................             --            --              --              --
                                                   =============    ==========    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            454           324           4,199           3,394
 Redeemed .......................................           (157)          (66)         (1,174)           (393)
                                                   -------------    ----------    ------------    ------------
 Net Increase (Decrease) ........................            297           258           3,025           3,001
                                                   =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/FI Small/ Mid Cap Value             EQ/High Yield
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,065,316)   $   (237,765)   $  6,175,602    $  6,906,841
 Net realized gain (loss) on investments ........       (200,175)         82,978      (8,061,124)     (6,783,775)
 Change in unrealized appreciation
  (depreciation) of investments .................    (22,769,362)      3,045,606      (2,366,278)       (831,996)
                                                   -------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (24,034,853)      2,890,819      (4,251,800)       (708,930)
                                                   -------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     17,175,645      20,799,722       5,128,201      11,099,707
  Transfers between funds including
   guaranteed interest account, net .............     45,163,001      40,495,478       2,516,348      11,066,895
  Transfers for contract benefits and
   terminations .................................     (9,435,480)     (3,268,359)     (6,863,479)     (5,955,458)
  Contract maintenance charges ..................       (346,306)       (146,516)       (247,377)       (194,100)
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     52,556,860      57,880,325         533,693      16,017,044
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         15,700          34,994          22,541         (76,106)
                                                   -------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     28,537,707      60,806,138      (3,695,566)     15,232,008
Net Assets - Beginning of Period ................     93,657,100      32,850,962      83,732,787      68,500,779
                                                   -------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 122,194,807    $ 93,657,100    $ 80,037,221    $ 83,732,787
                                                   =============    ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................             --              --              25             444
 Redeemed .......................................             --              --             (36)           (411)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................             --              --             (11)             33
                                                   =============    ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................          7,808           6,440           1,192           1,645
 Redeemed .......................................         (3,185)         (1,055)         (1,172)           (986)
                                                   -------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          4,623           5,385              20             659
                                                   =============    ============    ============    ============



                                                                                   EQ/J.P. Morgan
                                                   EQ/International Equity Index   Core Bond (d)
                                                  ------------------------------- ---------------
                                                        2002            2001            2002
                                                  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (72,202)   $   (173,106)   $  1,622,802
 Net realized gain (loss) on investments ........    (2,885,480)       (782,792)        399,966
 Change in unrealized appreciation
  (depreciation) of investments .................      (185,040)     (4,163,689)       (398,244)
                                                   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (3,142,722)     (5,119,587)      1,624,524
                                                   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,011,908       2,065,976       3,466,823
  Transfers between funds including
   guaranteed interest account, net .............     1,107,158       1,471,607      42,620,843
  Transfers for contract benefits and
   terminations .................................    (1,402,657)       (862,614)     (2,003,500)
  Contract maintenance charges ..................       (45,092)        (40,767)        (43,208)
                                                   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       671,317       2,634,202      44,040,958
                                                   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        21,650          38,511          14,894
                                                   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (2,449,755)     (2,446,874)     45,680,376
Net Assets - Beginning of Period ................    15,726,139      18,173,013              --
                                                   ------------    ------------    ------------
Net Assets - End of Period ......................  $ 13,276,384    $ 15,726,139    $ 45,680,376
                                                   ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --
 Redeemed .......................................            --              --              --
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --
                                                   ============    ============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         1,413             639           4,249
 Redeemed .......................................        (1,336)           (374)           (779)
                                                   ------------    ------------    ------------
 Net Increase (Decrease) ........................            77             265           3,470
                                                   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/Lazard
                                                     EQ/Janus Large Cap Growth     Small Cap Value (d)
                                                  ------------------------------- ---------------------
                                                        2002            2001               2002
                                                  --------------- --------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (352,536)   $   (226,455)      $    (13,968)
 Net realized gain (loss) on investments ........    (3,248,427)       (913,256)          (404,615)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,540,473)     (2,685,674)        (2,857,040)
                                                   ------------    ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................    (9,141,436)     (3,825,385)        (3,275,623)
                                                   ------------    ------------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,459,878       9,150,070          1,980,200
  Transfers between funds including
   guaranteed interest account, net .............     3,783,696      12,166,488         21,273,838
  Transfers for contract benefits and
   terminations .................................    (1,312,224)       (642,310)          (618,895)
  Contract maintenance charges ..................       (48,327)        (19,395)           (34,967)
                                                   ------------    ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,883,023      20,654,853         22,600,176
                                                   ------------    ------------       ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        20,758        (311,737)             9,828
                                                   ------------    ------------       ------------
Increase (Decrease) in Net Assets ...............    (3,237,655)     16,517,731         19,334,381
Net Assets - Beginning of Period ................    23,743,705       7,225,974                 --
                                                   ------------    ------------       ------------
Net Assets - End of Period ......................  $ 20,506,050    $ 23,743,705       $ 19,334,381
                                                   ============    ============       ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --
 Redeemed .......................................            --              --                 --
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................            --              --                 --
                                                   ============    ============       ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,461           3,435              2,392
 Redeemed .......................................        (1,503)           (522)              (571)
                                                   ------------    ------------       ------------
 Net Increase (Decrease) ........................           958           2,913              1,821
                                                   ============    ============       ============



                                                        EQ/Marsico Focus (a)        EQ/Mercury Basic Value Equity
                                                  -------------------------------- --------------------------------
                                                        2002            2001             2002             2001
                                                  --------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (141,850)     $   (2,118)    $    (455,791)   $  3,083,310
 Net realized gain (loss) on investments ........      (475,323)            989        (1,919,509)      4,041,938
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,926,600)        308,491       (30,438,761)     (1,563,354)
                                                   ------------      ----------     -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,543,773)        307,362       (32,814,061)      5,561,894
                                                   ------------      ----------     -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,938,695         535,953        11,933,934      19,193,873
  Transfers between funds including
   guaranteed interest account, net .............    22,149,363         582,906        21,985,068      39,967,488
  Transfers for contract benefits and
   terminations .................................      (596,539)         (4,109)      (11,603,499)     (8,037,363)
  Contract maintenance charges ..................       (30,722)            (81)         (475,123)       (325,780)
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    23,460,797       1,114,669        21,840,380      50,798,218
                                                   ------------      ----------     -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        23,132       2,001,697            14,066         200,819
                                                   ------------      ----------     -------------    ------------
Increase (Decrease) in Net Assets ...............    20,940,156       3,423,728       (10,959,615)     56,560,931
Net Assets - Beginning of Period ................     3,423,728              --       155,224,906      98,663,975
                                                   ------------      ----------     -------------    ------------
Net Assets - End of Period ......................  $ 24,363,884      $3,423,728     $ 144,265,291    $155,224,906
                                                   ============      ==========     =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --              --
 Redeemed .......................................            --              --                --              --
                                                   ------------      ----------     -------------    ------------
 Net Increase (Decrease) ........................            --              --                --              --
                                                   ============      ==========     =============    ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................         2,915             101             3,970           4,427
 Redeemed .......................................          (756)             (1)           (2,785)         (1,356)
                                                   ------------      -----------    -------------    ------------
 Net Increase (Decrease) ........................         2,159             100             1,185           3,071
                                                   ============      ===========    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (2,037,258)  $    (3,210,460)
 Net realized gain (loss) on investments ........      (32,942,921)      (11,058,384)
 Change in unrealized appreciation
  (depreciation) of investments .................      (33,685,618)     (104,297,452)
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................      (68,665,797)     (118,566,296)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        3,055,904        12,012,580
  Transfers between funds including
   guaranteed interest account, net .............      (24,936,488)       (4,811,654)
  Transfers for contract benefits and
   terminations .................................      (10,877,487)      (13,557,728)
  Contract maintenance charges ..................         (535,347)         (662,113)
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (33,293,418)       (7,018,915)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......              330          (216,138)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (101,958,885)     (125,801,349)
Net Assets - Beginning of Period ................      209,120,370       334,921,719
                                                   ---------------   ---------------
Net Assets - End of Period ......................  $   107,161,485   $   209,120,370
                                                   ===============   ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................               --                --
 Redeemed .......................................               --                --
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................               --                --
                                                   ===============   ===============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................            1,427             3,459
 Redeemed .......................................           (4,469)           (4,034)
                                                   ---------------   ---------------
 Net Increase (Decrease) ........................           (3,042)             (575)
                                                   ===============   ===============



                                                      EQ/MFS Investors Trust              EQ/Money Market
                                                  ------------------------------- --------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (153,028)   $   (189,404)   $    (868,023)   $   5,870,683
 Net realized gain (loss) on investments ........    (1,291,915)       (440,320)      (2,151,261)      (2,819,004)
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,783,562)     (2,922,230)       2,494,614        1,327,627
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (4,228,505)     (3,551,954)        (524,670)       4,379,306
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       626,615       3,282,624       46,634,198      150,778,368
  Transfers between funds including
   guaranteed interest account, net .............       (19,622)      2,193,021        2,043,552       28,215,296
  Transfers for contract benefits and
   terminations .................................    (1,140,781)     (1,473,274)     (81,002,521)     (55,589,871)
  Contract maintenance charges ..................       (39,270)        (35,974)        (576,498)        (411,420)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (573,058)      3,966,397      (32,901,269)     122,992,373
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         7,244          69,890            9,715           32,322
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (4,794,319)        484,333      (33,416,224)     127,404,001
Net Assets - Beginning of Period ................    18,866,351      18,382,018      298,267,347      170,863,346
                                                   ------------    ------------    -------------    -------------
Net Assets - End of Period ......................  $ 14,072,032    $ 18,866,351    $ 264,851,123    $ 298,267,347
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................            --              --              927            2,822
 Redeemed .......................................            --              --           (1,019)          (2,685)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (92)             137
                                                   ============    ============    =============    =============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................           710             821           12,680           41,230
 Redeemed .......................................          (617)           (406)         (13,784)         (36,868)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           (93)            415           (1,104)           4,362
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Putnam
                                                       Growth & Income Value
                                                  --------------------------------
                                                        2002             2001
                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      (46,922)  $   (186,363)
 Net realized gain (loss) on investments ........      (2,166,667)      (280,567)
 Change in unrealized appreciation
  (depreciation) of investments .................      (7,994,345)    (3,733,481)
                                                   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (10,207,934)    (4,200,411)
                                                   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,060,903      4,517,573
  Transfers between funds including
   guaranteed interest account, net .............         (16,755)     3,186,582
  Transfers for contract benefits and
   terminations .................................      (4,231,501)    (4,791,420)
  Contract maintenance charges ..................        (159,692)      (157,624)
                                                   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (2,347,045)     2,755,111
                                                   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......           2,047         56,382
                                                   --------------   ------------
Increase (Decrease) in Net Assets ...............     (12,552,932)    (1,388,918)
Net Assets - Beginning of Period ................      50,561,539     51,950,457
                                                   --------------   ------------
Net Assets - End of Period ......................  $   38,008,607   $ 50,561,539
                                                   ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --             --
 Redeemed .......................................              --             --
                                                   --------------   ------------
 Net Increase (Decrease) ........................              --             --
                                                   ==============   ============
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             846            945
 Redeemed .......................................          (1,083)          (715)
                                                   --------------   ------------
 Net Increase (Decrease) ........................            (237)           230
                                                   ==============   ============



                                                            EQ/Putnam
                                                   International Equity (d)(e)   EQ/Putnam Voyager (d)
                                                  ----------------------------- -----------------------
                                                               2002                       2002
                                                  ----------------------------- -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................         $   (131,583)                $  (2,344)
 Net realized gain (loss) on investments ........             (734,983)                  (21,989)
 Change in unrealized appreciation
  (depreciation) of investments .................           (8,598,277)                  (33,892)
                                                          ------------                 ---------
 Net increase (decrease) in net assets from
  operations ....................................           (9,464,843)                  (58,225)
                                                          ------------                 ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........            1,273,868                    30,710
  Transfers between funds including
   guaranteed interest account, net .............           52,319,182                   527,838
  Transfers for contract benefits and
   terminations .................................           (1,949,091)                  (11,407)
  Contract maintenance charges ..................             (116,404)                     (130)
                                                          ------------                 ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................           51,527,555                   547,011
                                                          ------------                 ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......               45,514                     2,947
                                                          ------------                 ---------
Increase (Decrease) in Net Assets ...............           42,108,226                   491,733
Net Assets - Beginning of Period ................                   --                        --
                                                          ------------                 ---------
Net Assets - End of Period ......................         $ 42,108,226                 $ 491,733
                                                          ============                 =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................                   --                        --
 Redeemed .......................................                   --                        --
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                   --                        --
                                                          ============                 =========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................                6,744                        92
 Redeemed .......................................               (2,961)                      (40)
                                                          ------------                 ---------
 Net Increase (Decrease) ........................                3,783                        52
                                                          ============                 =========




                                                           EQ/Small Company Index
                                                    -----------------------------------
                                                          2002                2001
                                                    ---------------      --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   (168,823)        $  (121,840)
 Net realized gain (loss) on investments ........      (1,011,858)           (423,008)
 Change in unrealized appreciation
  (depreciation) of investments .................      (3,743,133)            720,346
                                                     ------------         -----------
 Net increase (decrease) in net assets from
  operations ....................................      (4,923,814)            175,498
                                                     ------------         -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       1,108,746           2,237,897
  Transfers between funds including
   guaranteed interest account, net .............       2,505,517           1,840,277
  Transfers for contract benefits and
   terminations .................................        (974,242)           (720,928)
  Contract maintenance charges ..................         (62,003)            (46,325)
                                                     ------------         -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       2,578,018           3,310,921
                                                     ------------         -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          18,102              33,070
                                                     ------------         -----------
Increase (Decrease) in Net Assets ...............      (2,327,694)          3,519,489
Net Assets - Beginning of Period ................      20,078,070          16,558,581
                                                     ------------         -----------
Net Assets - End of Period ......................    $ 17,750,376         $20,078,070
                                                     ============         ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued .........................................              --                  --
 Redeemed .......................................              --                  --
                                                     ------------         -----------
 Net Increase (Decrease) ........................              --                  --
                                                     ============         ===========
Unit Activity 0.00% to 1.70% Class B
 Issued .........................................             777                 652
 Redeemed .......................................            (532)               (343)
                                                     ------------         -----------
 Net Increase (Decrease) ........................             245                 309
                                                     ============         ===========

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

------------
(a) Units were made available for sale on September 4, 2001.
(b) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).
(c) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See Note 5).
(f) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(h) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(i) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(j) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
   (2) Formerly known as Lazard Large Cap Value.
   (3) Formerly known as Morgan Stanley Emerging Markets Equity.
   (4) Formerly known as EQ/Alliance High Yield.
   (5) Formerly known as MFS Growth
       with Income.
   (6) Formerly known as EQ/Putnam Investors Growth.
   (7) Formerly known as EQ/Evergreen.
   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager Accumulator, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor are offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:


                                                        Purchases      Sales
                                                     -------------- -------------
    AXA Premier VIP Core Bond .......................    $ 49,970,674   $  4,500,542
    AXA Premier VIP Health Care .....................      11,154,467      2,649,618
    AXA Premier VIP International Equity ............       9,777,568      1,079,651
    AXA Premier VIP Large Cap Core Equity ...........       8,555,973      1,101,344
    AXA Premier VIP Large Cap Growth ................      12,581,103      1,349,708
    AXA Premier VIP Large Cap Value .................      15,582,706      1,849,180
    AXA Premier VIP Small/Mid Cap Growth ............      15,848,118      1,367,641
    AXA Premier VIP Small/Mid Cap Value .............      18,291,310      1,642,660
    AXA Premier VIP Technology ......................       3,183,880        489,661
    EQ/Aggressive Stock .............................      18,122,072     32,969,794
    EQ/Alliance Common Stock ........................      30,135,245    150,967,436
    EQ/Alliance Growth and Income ...................      63,710,093     93,352,512
    EQ/Alliance Immediate Government Securities .....     156,341,653     45,050,177
    EQ/Alliance International .......................     143,811,859     53,557,499
    EQ/Alliance Premier Growth ......................      11,395,403     37,037,561
    EQ/Alliance Quality Bond ........................      25,498,084      3,654,243
    EQ/Alliance Small Cap Growth ....................      31,888,050     25,514,815
    EQ/Alliance Technology ..........................      13,891,903     13,725,704
    EQ/Balanced .....................................     597,819,211    427,451,912
    EQ/Bernstein Diversified Value ..................     117,106,845     82,666,818
    EQ/Calvert Socially Responsible .................       1,116,584        460,652
    EQ/Capital Guardian International ...............       3,288,227        556,182
    EQ/Capital Guardian Research ....................      61,725,483      2,598,536
    EQ/Capital Guardian U.S. Equity .................      25,069,338     10,475,694
    EQ/Emerging Markets Equity ......................      21,967,710     18,280,135
    EQ/Equity 500 Index .............................      41,221,707     45,932,929
    EQ/Evergreen Omega ..............................       2,900,910        830,896
    EQ/FI MidCap ....................................      28,406,851      4,342,241
    EQ/FI Small/Mid Cap Value .......................      66,855,903     15,348,791
    EQ/High Yield ...................................      23,402,494     16,670,648
    EQ/International Equity Index ...................       5,990,547      5,369,785
    EQ/Janus Large Cap Growth .......................      10,378,258      4,837,134
    EQ/JP Morgan Core Bond ..........................      49,873,424      3,973,454
    EQ/Lazard Small Cap Value .......................      25,979,148      3,276,435
    EQ/Marsico Focus ................................      28,374,944      5,032,866
    EQ/Mercury Basic Value Equity ...................      46,817,561     24,431,590
    EQ/MFS Emerging Growth Companies ................      12,641,333     47,989,947
    EQ/MFS Investors Trust ..........................       3,021,269      3,740,117
    EQ/Money Market .................................     168,935,076    202,706,835
    EQ/Putnam Growth & Income Value .................       7,347,197      9,739,613
    EQ/Putnam International Equity ..................     120,691,931     69,250,459
    EQ/Putnam Voyager ...............................         765,356        217,742
    EQ/Small Company Index ..........................       6,425,031      3,997,732

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") are not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of these advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses of providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


    -----------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
    -----------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian Research
                         Portfolio            Portfolio
    -----------------------------------------------------------------------------
    Shares -- Class B      6,388,240            6,422,590
    Value -- Class B     $56,173,510          $56,173,510
    Net Assets before    $56,173,510          $ 9,882,395
    Net Assets after                          $66,055,905

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Continued)


    -------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)   Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Growth
                                     Investors Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,940,395                   2,089,295
    Shares -- Class B                  11,383,869                  12,303,746
    Value -- Class A                 $ 27,211,317                $ 27,211,317
    Value -- Class B                 $159,130,161                $159,130,161
    Net Assets before                $186,341,478                $206,347,210
    Net Assets after                                             $392,688,688
    -------------------------------------------------------------------------------------------------
                                     EQ/Alliance Global          EQ/Alliance International
                                     Portfolio                   Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                   1,084,954                   1,703,949
    Shares -- Class B                   6,806,901                  10,907,216
    Value -- Class A                 $ 12,888,903                $ 12,888,903
    Value -- Class B                 $ 80,088,505                $ 80,088,505
    Net Assets before merger         $ 92,977,408                $ 26,638,494
    Net Assets after                                             $119,615,902
    -------------------------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                                     Portfolio                   Equity Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                     850,111                     613,092
    Value -- Class B                 $  4,918,318                $  4,918,318
    Net Assets before                $  4,918,318                $ 20,005,927
    Net Assets after                                             $ 24,924,245
    -------------------------------------------------------------------------------------------------
                                     EQ/AXP Strategy             EQ/Alliance Small
                                     Aggressive Portfolio        Cap Growth Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   1,251,476                     390,410
    Value -- Class B                 $  3,729,678                $  3,729,678
    Net Assets before                $  3,729,678                $ 92,405,796
    Net Assets after                                             $ 96,135,474
    -------------------------------------------------------------------------------------------------
    April 26, 2002                  Removed Portfolio           Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                                     EQ/T. Rowe Price
                                     International Portfolio     EQ/Putnam International Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B                   5,867,332                   4,709,377
    Value -- Class B                 $ 49,833,344                $ 49,833,344
    Net Assets before                $ 49,833,344                Not held before the merger
    Net Assets after                                             $ 49,833,344
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


    -------------------------------------------------------------------------------------------------
     May 18, 2001        Removed Portfolio                    Surviving Portfolio
    -------------------------------------------------------------------------------------------------
                         Alliance Conservative
                         Investors Portfolio                  EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A      1,563,913
    Shares -- Class B     12,582,186
    Value -- Class A    $ 18,563,649
    Value -- Class B    $148,960,682
    Net Assets before   $167,524,331
    -------------------------------------------------------------------------------------------------
                         EQ/Evergreen Foundation
                         Portfolio                            EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B        661,531
    Value -- Class B    $  6,264,702
    Net Assets before   $  6,264,702
    -------------------------------------------------------------------------------------------------
                         EQ/Putnam Balanced Portfolio         EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      4,791,791
    Value -- Class B    $ 59,178,615
    Net Assets before   $ 59,178,615
    -------------------------------------------------------------------------------------------------
                         Mercury World Strategy Portfolio     EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      1,002,776
    Value -- Class B    $  9,837,235
    Net Assets before   $  9,837,235
    -------------------------------------------------------------------------------------------------
    Total Impact                                             EQ/Balanced Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class A                                           1,184,662
    Shares -- Class B                                          14,374,438
    Value -- Class A                                         $ 18,563,649
    Value -- Class B                                         $224,241,234
    Net Assets before                                        Not held before the merger
    Net Assets after                                         $242,804,883
    -------------------------------------------------------------------------------------------------
                        EQ/T. Rowe Price Equity
                        Income Portfolio                     EQ/Bernstein Diversified Portfolio
    -------------------------------------------------------------------------------------------------
    Shares -- Class B      5,841,635                            6,288,796
    Value -- Class B    $ 77,226,420                         $ 77,226,420
    Net Assets before   $ 77,226,420                         Not held before the merger
    Net Assets after                                         $ 77,226,420
    -------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:



                                                                             Asset-based                    Current     Maximum
                                                           Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                           Expense Risks       Charge          Charge        Charge     Charge
                                                          --------------- ---------------- -------------- ----------- ----------
    Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
    Income Manager Accumulator ...........................   0.90%           0.25%            --             1.15%       1.15%
    Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
    Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
    Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
    Equitable Accumulator Select issued after
      August 13, 2001 ....................................   1.10%           0.35%            0.25%          1.70%       1.70%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                  2002        2001     2000     1999     1998
                                                               ---------     ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $ 10.76       --       --       --       --
1.15% Class B (n) ..........................................     $ 10.69       --       --       --       --
1.35% Class B (n) ..........................................     $ 10.67       --       --       --       --
1.55% Class B (n) ..........................................     $ 10.65       --       --       --       --
1.60% Class B (n) ..........................................     $ 10.64       --       --       --       --
1.70% Class B (n) ..........................................     $ 10.63       --       --       --       --
Net Assets (000's) .........................................     $46,418       --       --       --       --
Investment Income Ratio Class B** ..........................        5.86%      --       --       --       --
Number of units outstanding, end of period (000's) .........       4,354       --       --       --       --
Total Return
 Lowest 1.70% ..............................................        4.22%      --       --       --       --
 Highest 0.50% .............................................        5.39%      --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.97      --       --       --       --
1.15% Class B (n) ..........................................     $   7.91      --       --       --       --
1.35% Class B (n) ..........................................     $   7.90      --       --       --       --
1.55% Class B (n) ..........................................     $   7.88      --       --       --       --
1.60% Class B (n) ..........................................     $   7.88      --       --       --       --
1.70% Class B (n) ..........................................     $   7.87      --       --       --       --
Net Assets (000's) .........................................     $  7,164      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          908      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (20.42)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.87      --       --       --       --
1.15% Class B (n) ..........................................     $   7.82      --       --       --       --
1.35% Class B (n) ..........................................     $   7.81      --       --       --       --
1.55% Class B (n) ..........................................     $   7.79      --       --       --       --
1.60% Class B (n) ..........................................     $   7.79      --       --       --       --
1.70% Class B (n) ..........................................     $   7.78      --       --       --       --
Net Assets (000's) .........................................     $  7,369      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          945      --       --       --       --
Total Return
 Lowest 1.70% ..............................................       (19.54)%    --       --       --       --
 Highest 0.50% .............................................       (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................     $   7.71      --       --       --       --
1.15% Class B (n) ..........................................     $   7.66      --       --       --       --
1.35% Class B (n) ..........................................     $   7.64      --       --       --       --
1.55% Class B (n) ..........................................     $   7.63      --       --       --       --
1.60% Class B (n) ..........................................     $   7.62      --       --       --       --
1.70% Class B (n) ..........................................     $   7.61      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity (Concluded)
-------------------------------------------------
Net Assets (000's) ...........................................     $  6,177      --       --       --       --
Investment Income Ratio Class B** ............................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) ...........          810      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (23.59)%    --       --       --       --
 Highest 0.50% ...............................................       (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.84      --       --       --       --
1.15% Class B (n) ............................................     $   6.80      --       --       --       --
1.35% Class B (n) ............................................     $   6.79      --       --       --       --
1.55% Class B (n) ............................................     $   6.77      --       --       --       --
1.60% Class B (n) ............................................     $   6.77      --       --       --       --
1.70% Class B (n) ............................................     $   6.76      --       --       --       --
Net Assets (000's) ...........................................     $  8,928      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,317      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (30.88)%    --       --       --       --
 Highest 0.50% ...............................................       (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   7.98      --       --       --       --
1.15% Class B (n) ............................................     $   7.92      --       --       --       --
1.35% Class B (n) ............................................     $   7.91      --       --       --       --
1.55% Class B (n) ............................................     $   7.89      --       --       --       --
1.60% Class B (n) ............................................     $   7.89      --       --       --       --
1.70% Class B (n) ............................................     $   7.88      --       --       --       --
Net Assets (000's) ...........................................     $ 11,400      --       --       --       --
Investment Income Ratio Class B** ............................         0.69%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,442      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (19.84)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................     $   6.25      --       --       --       --
1.15% Class B (n) ............................................     $   6.21      --       --       --       --
1.35% Class B (n) ............................................     $   6.20      --       --       --       --
1.55% Class B (n) ............................................     $   6.19      --       --       --       --
1.60% Class B (n) ............................................     $   6.18      --       --       --       --
1.70% Class B (n) ............................................     $   6.18      --       --       --       --
Net Assets (000's) ...........................................     $ 10,935      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        1,766      --       --       --       --
Total Return
 Lowest 1.70% ................................................       (37.26)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- ------------
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   7.43            --            --           --          --
1.15% Class B (n) ..........................................   $   7.38            --            --           --          --
1.35% Class B (n) ..........................................   $   7.37            --            --           --          --
1.55% Class B (n) ..........................................   $   7.35            --            --           --          --
1.60% Class B (n) ..........................................   $   7.35            --            --           --          --
1.70% Class B (n) ..........................................   $   7.34            --            --           --          --
Net Assets (000's) .........................................   $ 13,389            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........      1,819            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (24.49)%          --            --           --          --
 Highest 0.50% .............................................     (23.64)%          --            --           --          --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   5.71            --            --           --          --
1.15% Class B (n) ..........................................   $   5.67            --            --           --          --
1.35% Class B (n) ..........................................   $   5.66            --            --           --          --
1.55% Class B (n) ..........................................   $   5.65            --            --           --          --
1.60% Class B (n) ..........................................   $   5.65            --            --           --          --
1.70% Class B (n) ..........................................   $   5.64            --            --           --          --
Net Assets (000's) .........................................   $  1,941            --            --           --          --
Investment Income Ratio Class B** ..........................         --            --            --           --          --
Number of units outstanding, end of period (000's) .........        344            --            --           --          --
Total Return
 Lowest 1.70% ..............................................     (44.65)%          --            --           --          --
 Highest 0.50% .............................................     (44.02)%          --            --           --          --

EQ/Aggressive Stock
-------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  37.75      $  53.56      $  72.23      $ 84.11     $ 71.60
Net Assets (000's) .........................................   $ 17,100      $ 30,851      $ 50,922      $71,830     $78,832
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        453           576           705          854       1,101
Total Return
1.15% ......................................................     (29.52)%      (25.85)%      (14.12)%      17.47%      (0.87)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  41.54      $  58.69            --           --          --
1.15% Class B ..............................................   $  37.17      $  52.87      $  71.48      $ 83.44     $ 71.21
1.35% Class B (b) ..........................................   $  35.92      $  51.19      $  69.35      $ 81.12     $ 69.37
1.55% Class B (e) ..........................................   $  34.70      $  49.56      $  67.28           --          --
1.60% Class B (d) ..........................................   $  34.41      $  49.16      $  66.77      $ 78.30          --
1.70% Class B (l) ..........................................   $  33.82      $  48.37            --           --          --
Net Assets (000's) .........................................   $ 32,521      $ 56,840      $ 82,192      $92,922     $68,748
Investment Income Ratio Class A & B** ......................       0.01%         0.35%         0.23%        0.21%       0.43%
Number of units outstanding, end of period (000's) .........        901         1,104         1,174        1,130         973
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (30.09)%       (3.53)%      (14.73)%      16.65%      (1.30)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (29.22)%      (21.78)%      (14.33)%      17.17%      (1.10)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000         1999         1998
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Common Stock
------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $ 153.56      $ 232.44      $ 262.80      $ 309.23     $ 249.88
Net Assets (000's) .........................................   $ 85,993      $173,865      $234,680      $307,065     $269,621
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........        560           748           893           993        1,079
Total Return
1.15% ......................................................     (33.94)%      (11.55)%      (15.01)%       23.75%       27.90%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $ 180.32      $ 271.84            --            --           --
1.15% Class B ..............................................   $ 151.16      $ 229.38      $ 260.00      $ 306.70     $ 248.45
1.35% Class B (b) ..........................................   $ 143.14      $ 217.65      $ 247.21      $ 292.20     $ 237.18
1.55% Class B (e) ..........................................   $ 135.53      $ 206.51      $ 235.03            --           --
1.60% Class B (d) ..........................................   $ 133.70      $ 203.81      $ 232.08      $ 275.01           --
1.70% Class B (l) ..........................................   $ 130.09      $ 198.52            --            --           --
Net Assets (000's) .........................................   $395,966      $714,043      $818,625      $469,676     $403,992
Investment Income Ratio Class A & B** ......................       0.05%         2.20%         0.49%         0.57%        0.48%
Number of units outstanding, end of period (000's) .........      2,775         3,282         3,290         2,566        1,651
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................    (34.48)%       (5.22)%      (15.61)%       22.89%       27.32%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................    (33.67)%       (9.43)%      (15.40)%       23.45%       27.58%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  20.49      $  26.26      $  26.92      $  24.99     $  21.30
Net Assets (000's) .........................................   $ 48,377      $ 76,732      $ 84,152      $ 82,917     $ 74,145
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........      2,361         2,922         3,126         3,318        3,481
Total Return
1.15% ......................................................     (21.98)%       (2.45)%        7.72%        17.32%       19.46%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  21.46      $  27.40            --            --           --
1.15% Class B ..............................................   $  20.20      $  25.96      $  26.67      $  24.82     $  21.22
1.35% Class B (b) ..........................................   $  19.83      $  25.52      $  26.28      $  24.51     $  20.99
1.55% Class B (e) ..........................................   $  19.46      $  25.10      $  25.90            --           --
1.60% Class B (d) ..........................................   $  19.37      $  25.00      $  25.80      $  24.13           --
1.70% Class B (l) ..........................................   $  19.19      $  24.79            --            --           --
Net Assets (000's) .........................................   $352,335      $479,870      $381,166      $249,965     $120,485
Investment Income Ratio Class A & B** ......................       1.16%         0.84%         0.80%         0.21%        0.26%
Number of units outstanding, end of period (000's) .........     17,883        18,876        14,497        10,155        5,698
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (22.60)%       (4.17)%        6.92%        16.48%       18.94%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (21.68)%        0.51%         7.45%        16.97%       19.21%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  19.12      $  17.76      $  16.62      $  15.40     $  15.55
Net Assets (000's) .........................................   $ 19,942      $ 11,384      $  5,983      $  6,945     $  8,148
Investment Income Ratio Class A & B** ......................       5.01%         5.10%         6.25%         5.59%        5.32%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000          1999        1998
                                                               ------------- ------------- ------------- ------------- ----------
EQ/Alliance Intermediate Government Securities (Concluded)
----------------------------------------------------------
Number of units outstanding, end of period (000's) ...........      1,043           641           360           451         524
Total Return
1.15% ........................................................       7.66%         6.86%         7.92%        (0.96)%      6.51%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  20.36      $  18.84            --            --          --
1.15% Class B ................................................   $  18.85      $  17.56      $  16.46       $ 15.30     $ 15.49
1.35% Class B (b) ............................................   $  18.40      $  17.18      $  16.14       $ 15.03     $ 15.25
1.55% Class B (e) ............................................   $  17.97      $  16.81      $  15.83            --          --
1.60% Class B (d) ............................................   $  17.86      $  16.72      $  15.75       $ 14.70          --
1.70% Class B (l) ............................................   $  17.65      $  16.54            --            --          --
Net Assets (000's) ...........................................   $279,403      $168,636      $ 61,666       $45,110     $30,881
Investment Income Ratio Class A & B** ........................       5.01%         5.10%         6.25%         5.59%       5.32%
Number of units outstanding, end of period (000's) ...........     15,412         9,927         3,823         2,987       2,008
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       6.71%         1.56%         7.14%        (1.71)%      6.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       8.06%         6.58%         7.58%        (1.23)%      6.24%

EQ/Alliance International (s)
-----------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   8.83      $   9.91      $  13.00       $ 17.08     $ 12.54
Net Assets (000's) ...........................................   $ 17,465      $  8,087      $ 12,233       $14,603     $12,553
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........      1,978           816           941           855       1,001
Total Return
1.15% ........................................................     (10.90)%      (23.76)%      (23.89)%       36.20%       9.23%

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.14      $  10.22            --            --          --
1.15% Class B ................................................   $   8.69      $   9.77      $  12.89       $ 16.97     $ 12.49
1.35% Class B (b) ............................................   $   8.55      $   9.64      $  12.74       $ 16.81     $ 12.40
1.55% Class B (e) ............................................   $   8.42      $   9.51      $  12.60            --          --
1.60% Class B (d) ............................................   $   8.38      $   9.48      $  12.56       $ 16.61          --
1.70% Class B (l) ............................................   $   8.32      $   9.41            --            --          --
Net Assets (000's) ...........................................   $ 96,673      $ 21,452      $ 25,029       $17,592     $ 7,529
Investment Income Ratio Class A & B** ........................         --          1.65%         0.44%           --        1.81%
Number of units outstanding, end of period (000's) ...........     11,380         2,236         1,968         1,043         604
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (11.59)%       (4.18)%      (24.38)%       35.25%       8.81%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (10.57)%      (22.79)%      (24.04)%       35.87%       8.99%

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   4.99      $   7.29            --            --          --
1.15% Class B ................................................   $   4.87      $   7.16      $   9.53       $ 11.81          --
1.35% Class B (b) ............................................   $   4.84      $   7.12      $   9.49       $ 11.79          --
1.55% Class B (e) ............................................   $   4.80      $   7.08      $   9.46            --          --
1.60% Class B (d) ............................................   $   4.79      $   7.07      $   9.45       $ 11.77          --
1.70% Class B (l) ............................................   $   4.77      $   7.05            --            --          --
Net Assets (000's) ...........................................   $105,394      $186,351      $222,289       $108,576         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                    2002           2001
                                                               -------------- -------------
EQ/Alliance Premier Growth (Concluded)
-------------------------------------
Investment Income Ratio Class B** ............................           --         0.01%
Number of units outstanding, end of period (000's) ...........       21,871       26,235
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................       (32.35)%      (7.60)%
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................       (31.55)%     (20.70)%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $    16.46           --
1.15% Class B (n) ............................................   $    15.49           --
1.35% Class B (n) ............................................   $    15.20           --
1.55% Class B (n) ............................................   $    14.92           --
1.60% Class B (n) ............................................   $    14.85           --
1.70% Class B (n) ............................................   $    14.71           --
Net Assets (000's) ...........................................   $   22,156           --
Investment Income Ratio Class B** ............................         7.12%          --
Number of units outstanding, end of period (000's) ...........        1,469           --
Total Return
 Lowest 1.70% ................................................         4.70%          --
 Highest 0.50% ...............................................         5.92%          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $    10.07     $  14.57
Net Assets (000's) ...........................................   $    4,310     $  7,241
Investment Income Ratio Class A & B** ........................         0.00%        1.13%
Number of units outstanding, end of period (000's) ...........          428          497
Total Return
1.15% ........................................................       (30.88)%     (14.04)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $    10.32     $  14.86
1.15% Class B ................................................   $     9.94     $  14.41
1.35% Class B (b) ............................................   $     9.83     $  14.28
1.55% Class B (e) ............................................   $     9.71     $  14.14
1.60% Class B (d) ............................................   $     9.69     $  14.11
1.70% Class B (l) ............................................   $     9.63     $  14.04
Net Assets (000's) ...........................................   $   83,261     $112,407
Investment Income Ratio Class A & B** ........................           --         1.13%
Number of units outstanding, end of period (000's) ...........        8,515        7,897
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       (31.42)%      (1.81)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       (30.55)%      (6.61)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $     2.95     $   5.00
1.15% Class B (f) ............................................   $     2.90     $   4.95
1.35% Class B (f) ............................................   $     2.88     $   4.93
1.55% Class B (f) ............................................   $     2.86     $   4.91
1.60% Class B (f) ............................................   $     2.86     $   4.91



                                                                      Years Ended December 31,
                                                               --------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ -----------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
Investment Income Ratio Class B** ............................        0.78%       0.71%          --
Number of units outstanding, end of period (000's) ...........      23,442       9,208           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................      (19.71)%     17.72%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................      (19.31)%     18.08%          --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................          --          --           --
1.15% Class B (n) ............................................          --          --           --
1.35% Class B (n) ............................................          --          --           --
1.55% Class B (n) ............................................          --          --           --
1.60% Class B (n) ............................................          --          --           --
1.70% Class B (n) ............................................          --          --           --
Net Assets (000's) ...........................................          --          --           --
Investment Income Ratio Class B** ............................          --          --           --
Number of units outstanding, end of period (000's) ...........          --          --           --
Total Return
 Lowest 1.70% ................................................          --          --           --
 Highest 0.50% ...............................................          --          --           --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 1.15%*
1.15% Class A ................................................   $   16.95     $ 15.04      $ 11.90
Net Assets (000's) ...........................................   $   8,255     $ 2,888      $ 3,737
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........         487         192          314
Total Return
1.15% ........................................................       12.70%      26.39%       (5.33)%

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B ................................................   $   16.81     $ 14.96      $ 11.86
1.35% Class B (b) ............................................   $   16.68     $ 14.88      $ 11.82
1.55% Class B (e) ............................................   $   16.56          --           --
1.60% Class B (d) ............................................   $   16.53     $ 14.78           --
1.70% Class B (l) ............................................          --          --           --
Net Assets (000's) ...........................................   $  94,861     $45,611      $36,510
Investment Income Ratio Class A & B** ........................          --          --           --
Number of units outstanding, end of period (000's) ...........       5,684       3,056        3,081
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................       11.84%      25.58%       (5.73)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................       12.37%      26.14%       (5.50)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................          --          --           --
1.15% Class B (f) ............................................   $    6.62          --           --
1.35% Class B (f) ............................................   $    6.61          --           --
1.55% Class B (f) ............................................   $    6.61          --           --
1.60% Class B (f) ............................................   $    6.60          --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                                 ---------------------------------------------------------------
                                                                      2002            2001            2000         1999     1998
                                                                 -------------   -------------   --------------   ------   -----
EQ/Alliance Technology (Concluded)
----------------------------------
1.70% Class B (l) ............................................     $   2.85        $   4.90               --      --       --
Net Assets (000's) ...........................................     $ 31,875        $ 54,838        $  41,744      --       --
Investment Income Ratio Class B** ............................           --            0.01%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,109          11,149            6,316      --       --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................       (41.84)%         (3.10)%         (33.97)%    --       --
 Highest 0.50%, 0.50%, 1.15% .................................       (41.00)%        (18.87)%         (33.77)%    --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 1.15%*
1.15% Class A ................................................     $  37.91        $  43.83               --      --       --
Net Assets (000's) ...........................................     $ 38,398        $ 16,962               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        1,013             387               --      --       --
Total Return
1.15% ........................................................       (13.51)%         (5.51)%             --      --       --

EQ/Balanced (j) (t)
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  40.59        $  46.74               --      --       --
1.15% Class B (j) ............................................     $  36.32        $  42.10               --      --       --
1.35% Class B (j) ............................................     $  35.10        $  40.77               --      --       --
1.55% Class B (j) ............................................     $  33.91        $  39.47               --      --       --
1.60% Class B (j) ............................................     $  33.62        $  39.15               --      --       --
1.70% Class B (l) ............................................     $  33.05        $  38.52               --      --       --
Net Assets (000's) ...........................................     $336,760        $229,005               --      --       --
Investment Income Ratio Class A & B** ........................         1.51%           3.81%              --      --       --
Number of units outstanding, end of period (000's) ...........        9,708           5,678               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (14.21)%         (1.04)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (13.16)%         (5.28)%             --      --       --

EQ/Bernstein Diversified Value (k)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................     $  10.58        $  12.31               --      --       --
1.15% Class B (k) ............................................     $  10.24        $  12.00               --      --       --
1.35% Class B (k) ............................................     $  10.14        $  11.90               --      --       --
1.55% Class B (k) ............................................     $  10.04        $  11.80               --      --       --
1.60% Class B (k) ............................................     $  10.01        $  11.78               --      --       --
1.70% Class B (l) ............................................     $   9.96        $  11.73               --      --       --
Net Assets (000's) ...........................................     $114,230        $ 99,123               --      --       --
Investment Income Ratio Class B** ............................         1.40%           1.45%              --      --       --
Number of units outstanding, end of period (000's) ...........       11,295           8,329               --      --       --
Total Return
 Lowest 1.70%, 1.70% .........................................       (15.09)%         (1.18)%             --      --       --
 Highest 0.50%, 0.50% ........................................       (14.05)%         (1.89)%             --      --       --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................     $   6.48        $   8.85               --      --       --
1.15% Class B (m) ............................................     $   6.34        $   8.72               --      --       --
1.35% Class B (m) ............................................     $   6.29        $   8.67               --      --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                    2002         2001         2000        1999     1998
                                                               ------------- ------------ ----------- ----------- -----
EQ/Calvert Socially Responsible (Concluded)
-------------------------------------------
1.55% Class B (m) ............................................   $   6.25      $  8.63           --          --   --
1.60% Class B (m) ............................................   $   6.24      $  8.62           --          --   --
1.70% Class B (m) ............................................   $   6.22      $  8.60           --          --   --
Net Assets (000's) ...........................................   $    655      $   165           --          --   --
Investment Income Ratio Class B** ............................         --           --           --          --   --
Number of units outstanding, end of period (000's) ...........        105           19           --          --   --
Total Return
 Lowest 1.70%, 1.70% .........................................     (27.68)%       2.48%          --          --   --
 Highest 0.50%, 0.50% ........................................     (26.78)%       2.89%          --          --   --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ............................................   $   7.52           --           --          --   --
1.15% Class B (n) ............................................   $   7.34           --           --          --   --
1.35% Class B (n) ............................................   $   7.29           --           --          --   --
1.55% Class B (n) ............................................   $   7.23           --           --          --   --
1.60% Class B (n) ............................................   $   7.22           --           --          --   --
1.70% Class B (n) ............................................   $   7.19           --           --          --   --
Net Assets (000's) ...........................................   $  2,524           --           --          --   --
Investment Income Ratio Class B** ............................       2.20%          --           --          --   --
Number of units outstanding, end of period (000's) ...........        348           --           --          --   --
Total Return
 Lowest 1.70% ................................................     (15.61)%         --           --          --   --
 Highest 0.50% ...............................................     (14.55)%         --           --          --   --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   8.22      $ 10.97           --          --   --
1.15% Class B (d) ............................................   $   8.02      $ 10.78     $  11.13    $  10.63   --
1.35% Class B (d) ............................................   $   7.97      $ 10.72     $  11.09    $  10.61   --
1.55% Class B (e) ............................................   $   7.91      $ 10.66     $  11.05          --   --
1.60% Class B (d) ............................................   $   7.89      $ 10.65     $  11.04    $  10.60   --
1.70% Class B (l) ............................................   $   7.86      $ 10.62           --          --   --
Net Assets (000's) ...........................................   $ 61,160      $ 8,134     $  5,016    $  1,115   --
Investment Income Ratio Class B** ............................       0.50%        0.24%        1.01%       0.29%  --
Number of units outstanding, end of period (000's) ...........      7,687          761          453         105   --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% ...........................     (25.99)%      (0.52)%       4.15%       5.95%  --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ..........................     (25.07)%       0.28%        4.70%       6.28%  --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   7.89      $ 10.39           --          --   --
1.15% Class B (d) ............................................   $   7.70      $ 10.21     $  10.54    $  10.29   --
1.35% Class B (d) ............................................   $   7.65      $ 10.15     $  10.50    $  10.28   --
1.55% Class B (e) ............................................   $   7.59      $ 10.10     $  10.47          --   --
1.60% Class B (d) ............................................   $   7.57      $ 10.09     $  10.46    $  10.26   --
1.70% Class B (l) ............................................   $   7.55      $ 10.06           --          --   --
Net Assets (000's) ...........................................   $ 21,951      $11,661     $  6,313    $  1,695   --
Investment Income Ratio Class B** ............................       0.51%        0.36%        1.89%       0.97%  --
Number of units outstanding, end of period (000's) ...........      2,882        1,152          602         165   --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/Capital Guardian U.S. Equity (p) (Concluded)
-----------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (24.96)%       (1.08)%        1.95%        2.62%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.06)%        0.29%         2.43%        2.93%          --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.94      $   6.34            --           --           --
1.15% Class B ..............................................   $    5.73      $   6.16      $   6.57      $ 11.09     $   5.73
1.35% Class B (b) ..........................................   $    5.67      $   6.11      $   6.53      $ 11.04     $   5.72
1.55% Class B (e) ..........................................   $    5.61      $   6.06      $   6.49           --           --
1.60% Class B (d) ..........................................   $    5.59      $   6.04      $   6.47      $ 10.97           --
1.70% Class B (l) ..........................................   $    5.56      $   6.02            --           --           --
Net Assets (000's) .........................................   $  28,360      $ 26,903      $ 27,574      $24,187     $  4,261
Investment Income Ratio Class B** ..........................          --            --          8.29%        1.84%        0.48%
Number of units outstanding, end of period (000's) .........       5,016         4,414         4,227        2,188          744
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................       (7.65)%       (6.50)%      (41.02)%      92.62%      (28.01)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................       (6.31)%       (4.62)%      (40.76)%      93.54%      (27.92)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   20.16      $  26.11            --           --           --
1.15% Class B ..............................................   $   19.03      $  24.80      $  28.57      $ 32.04     $  26.99
1.35% Class B (b) ..........................................   $   18.69      $  24.41      $  28.18      $ 31.67     $  26.73
1.55% Class B (e) ..........................................   $   18.36      $  24.03      $  27.79           --           --
1.60% Class B (h) ..........................................   $   18.28      $  23.93      $  27.69           --           --
1.70% Class B (l) ..........................................   $   18.11      $  23.74            --           --           --
Net Assets (000's) .........................................   $ 136,951      $185,741      $205,209      $   859     $    431
Investment Income Ratio Class B** ..........................        0.91%         0.83%         1.93%        1.11%        0.92%
Number of units outstanding, end of period (000's) .........       7,353         7,629         7,284           27           16
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.35%, 1.35% ..................      (23.72)%       (3.86)%      (11.24)%      18.48%       26.03%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (22.79)%      (10.08)%      (10.83)%      18.71%       26.24%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    5.99      $   7.92            --           --           --
1.15% Class B (c) ..........................................   $    5.83      $   7.76      $   9.47      $ 10.84           --
1.35% Class B (c) ..........................................   $    5.79      $   7.72      $   9.43      $ 10.82           --
1.55% Class B (e) ..........................................   $    5.74      $   7.67      $   9.39           --           --
1.60% Class B (d) ..........................................   $    5.73      $   7.66      $   9.38      $ 10.80           --
1.70% Class B (l) ..........................................   $    5.70      $   7.64            --           --           --
Net Assets (000's) .........................................   $   4,799      $  4,131      $  2,631      $ 2,067           --
Investment Income Ratio Class B** ..........................          --          0.01%         0.28%        0.57%          --
Number of units outstanding, end of period (000's) .........         834           537           279          191           --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................      (25.40)%       (3.10)%      (13.15)%       7.97%          --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................      (24.37)%      (14.95)%      (12.64)%       8.46%          --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    7.01      $   8.64            --           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002           2001          2000         1999         1998
                                                             -------------- ------------- ------------- ----------- -------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.15% Class B (g) ............................................   $   6.90      $    8.56  $   10.00          --             --
1.35% Class B (g) ............................................   $   6.87      $    8.54  $   10.00          --             --
1.55% Class B (g) ............................................   $   6.84      $    8.52  $    9.99          --             --
1.60% Class B (g) ............................................   $   6.83      $    8.51  $    9.99          --             --
1.70% Class B (l) ............................................   $   6.81      $    8.50         --          --             --
Net Assets (000's) ...........................................   $ 43,450      $  28,214  $   3,088          --             --
Investment Income Ratio Class B** ............................       0.02%          0.19%      0.45%         --             --
Number of units outstanding, end of period (000's) ...........      6,335          3,310        309          --             --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ..................................     (19.89)%        (3.69)     (0.10)%        --             --
 Highest 0.50%, 0.50%, 1.15% .................................     (18.87)%       (10.50)      0.05%         --             --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.89      $   11.66          --          --             --
1.15% Class B ................................................   $   9.53      $   11.31   $   11.00     $ 10.58      $   10.52
1.35% Class B (b) ............................................   $   9.42      $   11.20   $   10.92     $ 10.53      $   10.48
1.55% Class B (e) ............................................   $   9.32      $   11.09   $   10.84          --             --
1.60% Class B (d) ............................................   $   9.29      $   11.07   $   10.82     $ 10.45             --
1.70% Class B (l) ............................................   $   9.24      $   11.02          --          --             --
Net Assets (000's) ...........................................   $122,134      $  93,606   $  32,832     $34,323      $  37,261
Investment Income Ratio Class B** ............................       0.57%          0.80%       0.95%       0.18%          0.51%
Number of units outstanding, end of period (000's) ...........     12,999          8,376       2,995       3,249          3,544
Total Return
 Lowest 1.70%, 1.70%, 1.55%, 1.60%, 1.35% ....................     (16.15)%        (2.28)%      3.52%       0.17%        (11.22)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (15.18)%         6.89%       3.97%       0.57%        (11.00)%

EQ/High Yield
-------------
Unit Value 1.15%*
1.15% Class A ................................................   $  23.85      $   24.80   $   24.85     $ 27.52      $   28.81
Net Assets (000's) ...........................................   $  2,218      $   2,579   $   1,764     $ 2,724      $   4,984
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........         93            104          71          99            173
Total Return
 1.15% .......................................................      (3.84)%        (0.20)%     (9.70)%     (4.48)%        (6.25)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  26.08      $   27.00          --          --             --
1.15% Class B ................................................   $  23.48      $   24.47   $   24.59     $ 27.30      $   28.65
1.35% Class B (b) ............................................   $  22.73      $   23.74   $   23.90     $ 26.59      $   27.96
1.55% Class B (e) ............................................   $  22.00      $   23.03   $   23.23          --             --
1.60% Class B (d) ............................................   $  21.83      $   22.86   $   23.07     $ 25.73             --
1.70% Class B (l) ............................................   $  21.48      $   22.51          --          --             --
Net Assets (000's) ...........................................   $ 77,749      $  81,118   $  66,616     $70,870      $  63,967
Investment Income Ratio Class A & B** ........................       8.92%         10.45%      10.90%      11.84%         11.91%
Number of units outstanding, end of period (000's) ...........      3,455          3,435       2,776       2,638          2,252
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (4.58)%        (1.24)%    (10.34)%     (5.13)%        (6.66)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (3.41)%        (0.04)%     (9.93)%     (4.71)%        (6.46)%


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001          2000         1999        1998
                                                             ------------- ------------- ------------- ----------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21            --           --          --
1.15% Class B (a) ..........................................   $   7.28      $   8.98      $  12.18      $ 14.96    $  11.87
1.35% Class B (b) ..........................................   $   7.21      $   8.90      $  12.11      $ 14.90    $  11.85
1.55% Class B (e) ..........................................   $   7.14      $   8.83      $  12.04           --          --
1.60% Class B (d) ..........................................   $   7.12      $   8.81      $  12.02      $ 14.82          --
1.70% Class B (l) ..........................................   $   7.08      $   8.78            --           --          --
Net Assets (000's) .........................................   $ 13,210      $ 15,663      $ 18,135      $15,790    $  5,349
Investment Income Ratio Class B** ..........................       0.94%         0.30%         0.90%        2.28%       2.72%
Number of units outstanding, end of period (000's) .........      1,840         1,763         1,498        1,059         451
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................     (19.37)%       (8.56)%      (18.89)%      25.43%      18.47%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................     (18.24)%      (25.58)%      (18.58)%      26.03%      18.71%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  13.80            --            --           --          --
1.15% Class B (n) ..........................................   $  13.35            --            --           --          --
1.35% Class B (n) ..........................................   $  13.22            --            --           --          --
1.55% Class B (n) ..........................................   $  13.09            --            --           --          --
1.60% Class B (n) ..........................................   $  13.05            --            --           --          --
1.70% Class B (n) ..........................................   $  12.99            --            --           --          --
Net Assets (000's) .........................................   $ 45,666            --            --           --          --
Investment Income Ratio Class B** ..........................       9.56%           --            --           --          --
Number of units outstanding, end of period (000's) .........      3,470            --            --           --          --
Total Return
 Lowest 1.70% ..............................................       6.30%           --            --           --          --
 Highest 0.50% .............................................       7.56%           --            --           --          --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45            --           --          --
1.15% Class B (g) ..........................................   $   4.41      $   6.40      $   8.40           --          --
1.35% Class B (g) ..........................................   $   4.39      $   6.38      $   8.39           --          --
1.55% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.60% Class B (g) ..........................................   $   4.36      $   6.36      $   8.39           --          --
1.70% Class B (l) ..........................................   $   4.35      $   6.35            --           --          --
Net Assets (000's) .........................................   $ 20,463      $ 23,722      $  6,822           --          --
Investment Income Ratio Class B** ..........................         --          0.01%         0.29%          --          --
Number of units outstanding, end of period (000's) .........      4,684         3,726           813           --          --
Total Return
 Lowest 1.70%, 1.70%, 1.60% ................................     (31.50)%       (5.45)%      (16.13)%         --          --
 Highest 0.50%, 0.50%, 1.15% ...............................     (30.70)%      (20.01)%      (16.00)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $  11.08            --            --           --          --
1.15% Class B (n) ..........................................   $  10.73            --            --           --          --
1.35% Class B (n) ..........................................   $  10.62            --            --           --          --
1.55% Class B (n) ..........................................   $  10.51            --            --           --          --
1.60% Class B (n) ..........................................   $  10.49            --            --           --          --
1.70% Class B (n) ..........................................   $  10.43            --            --           --          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               ------------- ------------- ------------- ------------ -----------
EQ/Lazard Small Cap Value (Concluded)
-------------------------------------
Net Assets (000's) ...........................................   $ 19,297            --            --            --          --
Investment Income Ratio Class B** ............................       0.98%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      1,821            --            --            --          --
Total Return
 Lowest 1.70% ................................................     (15.00)%          --            --            --          --
 Highest 0.50% ...............................................     (14.04)%          --            --            --          --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (m) ............................................   $  10.01      $  11.37            --            --          --
1.15% Class B (m) ............................................   $   9.92      $  11.35            --            --          --
1.35% Class B (m) ............................................   $   9.89      $  11.34            --            --          --
1.55% Class B (m) ............................................   $   9.87      $  11.33            --            --          --
1.60% Class B (m) ............................................   $   9.86      $  11.33            --            --          --
1.70% Class B (m) ............................................   $   9.85      $  11.33            --            --          --
Net Assets (000's) ...........................................   $ 22,327      $  1,134            --            --          --
Investment Income Ratio Class B** ............................       0.07%           --            --            --          --
Number of units outstanding, end of period (000's) ...........      2,259           100            --            --          --
Total Return
 Lowest 1.70%, 1.70% .........................................     (13.06)%       12.98%           --            --          --
 Highest 0.50%, 0.50% ........................................     (11.96)%       13.37%           --            --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $  14.84      $  17.90            --            --          --
1.15% Class B ................................................   $  14.30      $  17.36      $  16.64      $  15.06     $ 12.81
1.35% Class B (b) ............................................   $  14.14      $  17.20      $  16.52      $  14.98     $ 12.76
1.55% Class B (e) ............................................   $  13.98      $  17.04      $  16.40            --          --
1.60% Class B (d) ............................................   $  13.94      $  17.00      $  16.37      $  14.88          --
1.70% Class B (l) ............................................   $  13.86      $  16.92            --            --          --
Net Assets (000's) ...........................................   $143,976      $154,914      $ 98,545      $ 73,439     $40,122
Investment Income Ratio Class B** ............................       1.11%         3.75%         5.49%         7.79%       6.64%
Number of units outstanding, end of period (000's) ...........     10,203         9,018         5,957         4,892       3,136
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (18.08)%        1.74%        10.01%        17.04%      10.08%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (17.09)%        6.06%        10.49%        17.56%      10.34%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ............................................   $   9.77      $  14.96            --            --          --
1.15% Class B ................................................   $   9.42      $  14.51      $  22.25      $  27.74     $ 16.16
1.35% Class B (b) ............................................   $   9.31      $  14.37      $  22.09      $  27.59     $ 16.10
1.55% Class B (e) ............................................   $   9.20      $  14.23      $  21.92            --          --
1.60% Class B (d) ............................................   $   9.18      $  14.20      $  21.88      $  27.40          --
1.70% Class B (l) ............................................   $   9.12      $  14.13            --            --          --
Net Assets (000's) ...........................................   $107,073      $209,039      $334,370      $274,327     $73,589
Investment Income Ratio Class B** ............................         --          0.02%         2.00%         2.88%         --
Number of units outstanding, end of period (000's) ...........     11,520        14,562        15,137         9,927       4,561
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ....................     (35.46)%       (4.17)%      (20.15)%       70.90%      32.70%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% ...................     (34.70)%      (31.09)%      (19.79)%       71.66%      33.00%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2002          2001         2000         1999         1998
                                                             ------------- ------------- ------------ ------------ -----------
EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $   7.02      $   8.94           --            --          --
1.15% Class B (c) ..........................................   $   6.84      $   8.76     $  10.55      $  10.75          --
1.35% Class B (c) ..........................................   $   6.79      $   8.71     $  10.51      $  10.72          --
1.55% Class B (e) ..........................................   $   6.73      $   8.66     $  10.47            --          --
1.60% Class B (d) ..........................................   $   6.72      $   8.64     $  10.45      $  10.70          --
1.70% Class B (l) ..........................................   $   6.69      $   8.62           --            --          --
Net Assets (000's) .........................................   $ 13,976      $ 18,760     $ 18,320      $  7,783          --
Investment Income Ratio Class B** ..........................       0.52%         0.42%        0.45%         0.72%         --
Number of units outstanding, end of period (000's) .........      2,068         2,161        1,746           726          --
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60% .........................     (22.39)%       (3.66)%      (2.34)%        6.98%         --
 Highest 0.50%, 0.50%, 1.15%, 1.15% ........................     (21.48)%      (14.02)%      (1.86)%        7.74%         --

EQ/Money Market
---------------
Unit Value 1.15%*
1.15% Class A ..............................................   $  30.22      $  30.12     $  29.34      $  27.94    $  26.92
Net Assets (000's) .........................................   $ 26,080      $ 28,734     $ 23,971      $ 33,556    $ 22,586
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........        863           954          817         1,201         839
Total Return
1.15% ......................................................       0.33%         2.66%        5.01%         3.79%       4.14%

EQ/Money Market
---------------
Unit Value 0.00% to 1.70%*
0.00% Class B ..............................................   $  38.24      $  37.77     $  36.47      $  34.41    $  32.86
0.50% Class B (i) ..........................................   $  34.34      $  34.09           --            --          --
1.15% Class B ..............................................   $  29.84      $  29.82     $  29.13      $  27.80    $  26.85
1.35% Class B (b) ..........................................   $  28.57      $  28.61     $  28.00      $  26.78    $  25.92
1.55% Class B (e) ..........................................   $  27.35      $  27.44     $  26.91            --          --
1.60% Class B (d) ..........................................   $  27.06      $  27.16     $  26.65      $  25.55          --
1.70% Class B (l) ..........................................   $  26.47      $  26.60           --            --          --
Net Assets (000's) .........................................   $238,649      $269,409     $146,877      $146,629    $139,362
Investment Income Ratio Class A & B** ......................       1.15%         3.96%        5.16%         4.65%       4.77%
Number of units outstanding, end of period (000's) .........      8,542         9,646        5,287         5,343       4,790
 Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (0.48)%        0.21%        4.31%         3.05%       3.66%
 Highest 0.00% 0.00%, 0.00%, 0.00%, 0.00% ..................       1.24%         3.56%        5.99%         4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $  10.13      $  12.57           --            --          --
1.15% Class B ..............................................   $   9.76      $  12.19     $  13.24      $  12.54     $ 12.86
1.35% Class B (b) ..........................................   $   9.64      $  12.08     $  13.14      $  12.47     $ 12.82
1.55% Class B (e) ..........................................   $   9.53      $  11.97     $  13.04            --          --
1.60% Class B (d) ..........................................   $   9.51      $  11.94     $  13.02      $  12.39          --
1.70% Class B (l) ..........................................   $   9.45      $  11.88           --            --          --
Net Assets (000's) .........................................   $ 37,988      $ 50,494     $ 51,930      $ 53,363    $ 41,297
Investment Income Ratio Class B** ..........................       1.31%         0.93%        0.96%         7.95%       2.34%
Number of units outstanding, end of period (000's) .........      3,936         4,173         3,941         4,267       3,214


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002           2001         2000          1999         1998
                                                             -------------- ------------- ------------ ------------- -----------
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (20.46)%       (4.52)%       5.08%        (2.94)%      11.30%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (19.41)%       (5.97)%       5.58%        (2.49)%      11.54%

EQ/Putnam International Equity (o)
----------------------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $   11.70            --           --            --           --
1.15% Class B (n) ..........................................   $   11.27            --           --            --           --
1.35% Class B (n) ..........................................   $   11.14            --           --            --           --
1.55% Class B (n) ..........................................   $   11.02            --           --            --           --
1.60% Class B (n) ..........................................   $   10.98            --           --            --           --
1.70% Class B (n) ..........................................   $   10.92            --           --            --           --
Net Assets (000's) .........................................   $  42,071            --           --            --           --
Investment Income Ratio Class B** ..........................        0.97%           --           --            --           --
Number of units outstanding, end of period (000's) .........       3,783            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (16.83)%          --           --            --           --
 Highest 0.50% .............................................      (15.83)%          --           --            --           --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.70%*
0.50% Class B (n) ..........................................   $    9.84            --           --            --           --
1.15% Class B (n) ..........................................   $    9.48            --           --            --           --
1.35% Class B (n) ..........................................   $    9.38            --           --            --           --
1.55% Class B (n) ..........................................   $    9.27            --           --            --           --
1.60% Class B (n) ..........................................   $    9.24            --           --            --           --
1.70% Class B (n) ..........................................   $    9.19            --           --            --           --
Net Assets (000's) .........................................   $     489            --           --            --           --
Investment Income Ratio Class B** ..........................        0.28%           --           --            --           --
Number of units outstanding, end of period (000's) .........          52            --           --            --           --
Total Return
 Lowest 1.70% ..............................................      (26.66)%          --           --            --           --
 Highest 0.50% .............................................      (25.85)%          --           --            --           --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.70%*
0.50% Class B (i) ..........................................   $    8.97      $  11.40           --            --           --
1.15% Class B (a) ..........................................   $    8.68      $  11.10      $ 11.01      $  11.52      $  9.66
1.35% Class B (b) ..........................................   $    8.59      $  11.01      $ 10.94      $  11.48      $  9.64
1.55% Class B (e) ..........................................   $    8.50      $  10.92      $ 10.87            --           --
1.60% Class B (d) ..........................................   $    8.48      $  10.90      $ 10.86      $  11.42           --
1.70% Class B (l) ..........................................   $    8.44      $  10.86           --            --           --
Net Assets (000's) .........................................   $  17,685      $ 20,008      $16,535      $ 12,790      $ 5,095
Investment Income Ratio Class B** ..........................        0.55%         0.62%        7.39%         7.54%        4.22%
Number of units outstanding, end of period (000's) .........       2,065         1,820        1,511         1,113          528
Total Return
 Lowest 1.70%, 1.70%, 1.60%, 1.60%, 1.35% ..................      (22.29)%        1.92%       (4.94)%       18.80%       (3.63)%
 Highest 0.50%, 0.50%, 1.15%, 1.15%, 1.15% .................      (21.32)%        6.23%       (4.43)%       19.25%       (3.43)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated:

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on May 1, 1998.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(i) Units were made available for sale on January 2, 2001.
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(k) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on August 13, 2001.
(m) Units were made available for sale on September 4, 2001.
(n) Units were made available on January 14, 2002.
(o) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
    Note 5).
(p) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
    Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(r) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian
    Research Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance
    International Portfolio occurred on November 22, 2002 (See Note 5).
(t) A substitution of EQ/Alliance Growth Investors Portfolios for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.


** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2002..............................................................  A-3
   Statements of Operations for the Year Ended December
    31, 2002..............................................................  A-10
   Statements of Changes in Net Assets for the Years Ended December 31,
    2002 and 2001.........................................................  A-17
   Notes to Financial Statements..........................................  A-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.........................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002
    and 2001..............................................................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2002, 2001
    and 2000..............................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2002, 2001 and 2000..................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2002,
    2001 and 2000.........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 204,778,397     $ 25,262,307      $ 25,095,403
Receivable for The Trusts shares sold .............              --               --                --
Receivable for policy-related transactions ........       1,400,136          312,191           184,584
                                                      -------------     ------------      ------------
  Total assets ....................................     206,178,533       25,574,498        25,279,987
                                                      -------------     ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........       1,402,188          310,139           184,584
Payable for policy-related transactions ...........              --               --                --
                                                      -------------     ------------      ------------
  Total liabilities ...............................       1,402,188          310,139           184,584
                                                      -------------     ------------      ------------
Net Assets ........................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Net Assets:
Accumulation Units ................................   $ 204,776,333     $ 25,214,891      $ 25,053,543
Retained by Equitable Life in Separate Account
 No. 49 ...........................................              12           49,468            41,860
                                                      -------------     ------------      ------------
Total net assets ..................................   $ 204,776,345     $ 25,264,359      $ 25,095,403
                                                      =============     ============      ============
Investments in shares of The Trusts, at cost ......   $ 203,072,273     $ 26,040,176      $ 26,251,140
The Trusts shares held, Class B ...................      19,753,807        3,155,553         3,171,334

Units outstanding (000's):
Class B 0.00% .....................................              --               --                --
Class B 0.50% .....................................              --               --                --
Class B 0.95% .....................................              --               --                --
Class B 1.20% .....................................           4,285              929               923
Class B 1.35% .....................................           1,217              235               118
Class B 1.40% .....................................           7,979            1,289             1,360
Class B 1.55% .....................................           1,595              264               108
Class B 1.60% .....................................           3,282              398               553
Class B 1.70% .....................................             628               57               135
Class B 1.80% .....................................             202               20                 8
Class B 1.90% .....................................              13                3                 7

Unit value:
Class B 0.00% .....................................   $          --     $         --      $         --
Class B 0.50% .....................................   $       10.76     $       7.97      $       7.87
Class B 0.95% .....................................   $       10.71     $       7.93      $       7.84
Class B 1.20% .....................................   $       10.69     $       7.91      $       7.82
Class B 1.35% .....................................   $       10.67     $       7.90      $       7.81
Class B 1.40% .....................................   $       10.67     $       7.89      $       7.80
Class B 1.55% .....................................   $       10.65     $       7.88      $       7.79
Class B 1.60% .....................................   $       10.64     $       7.88      $       7.79
Class B 1.70% .....................................   $       10.63     $       7.87      $       7.78
Class B 1.80% .....................................   $       10.62     $       7.86      $       7.77
Class B 1.90% .....................................   $       10.61     $       7.85      $       7.76



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 28,229,869      $ 49,262,811      $ 55,169,493      $ 51,606,016
Receivable for The Trusts shares sold .............             --                --                --                --
Receivable for policy-related transactions ........         81,602           263,901           219,420           267,511
                                                      ------------      ------------      ------------      ------------
  Total assets ....................................     28,311,471        49,526,712        55,388,913        51,873,527
                                                      ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........         81,602           263,901           219,421           267,511
Payable for policy-related transactions ...........             --                --                --                --
                                                      ------------      ------------      ------------      ------------
  Total liabilities ...............................         81,602           263,901           219,421           267,511
                                                      ------------      ------------      ------------      ------------
Net Assets ........................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Net Assets:
Accumulation Units ................................   $ 28,180,915      $ 49,221,943      $ 55,122,395      $ 51,567,916
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         48,954            40,868            47,097            38,100
                                                      ------------      ------------      ------------      ------------
Total net assets ..................................   $ 28,229,869      $ 49,262,811      $ 55,169,492      $ 51,606,016
                                                      ============      ============      ============      ============
Investments in shares of The Trusts, at cost ......   $ 29,657,921      $ 52,632,421      $ 58,614,247      $ 55,002,621
The Trusts shares held, Class B ...................      3,652,094         7,161,212         6,913,673         8,212,165

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --                --
Class B 0.50% .....................................             --                --                --                --
Class B 0.95% .....................................             --                --                --                --
Class B 1.20% .....................................          1,004             2,130             1,722             2,602
Class B 1.35% .....................................            169               305               384               369
Class B 1.40% .....................................          1,529             2,593             2,676             3,087
Class B 1.55% .....................................            201               424               503               427
Class B 1.60% .....................................            635             1,299             1,272             1,488
Class B 1.70% .....................................            104               408               316               292
Class B 1.80% .....................................             30                60                71                23
Class B 1.90% .....................................             17                39                30                34

Unit value:
Class B 0.00% .....................................   $         --      $         --      $         --      $         --
Class B 0.50% .....................................   $       7.71      $       6.84      $       7.98      $       6.25
Class B 0.95% .....................................   $       7.67      $       6.81      $       7.94      $       6.22
Class B 1.20% .....................................   $       7.65      $       6.80      $       7.92      $       6.21
Class B 1.35% .....................................   $       7.64      $       6.79      $       7.91      $       6.20
Class B 1.40% .....................................   $       7.64      $       6.78      $       7.90      $       6.20
Class B 1.55% .....................................   $       7.63      $       6.77      $       7.89      $       6.19
Class B 1.60% .....................................   $       7.62      $       6.77      $       7.89      $       6.18
Class B 1.70% .....................................   $       7.61      $       6.76      $       7.88      $       6.18
Class B 1.80% .....................................   $       7.61      $       6.76      $       7.87      $       6.17
Class B 1.90% .....................................   $       7.60      $       6.75      $       7.86      $       6.16

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value      $ 48,209,282        $ 13,098,105        $  60,826,982
Receivable for The Trusts shares sold .............               --                  --                   --
Receivable for policy-related transactions ........          288,805              58,214               56,500
                                                        ------------        ------------        -------------
  Total assets ....................................       48,498,087          13,156,319           60,883,482
                                                        ------------        ------------        -------------
Liabilities:
Payable for The Trusts shares purchased ...........          288,805              58,214               56,452
Payable for policy-related transactions ...........               --                  --                   --
                                                        ------------        ------------        -------------
  Total liabilities ...............................          288,805              58,214               56,452
                                                        ------------        ------------        -------------
Net Assets ........................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Net Assets:
Accumulation Units ................................     $ 48,169,473        $ 13,071,981        $  60,792,931
Retained by Equitable Life in Separate Account
 No. 49 ...........................................           39,809              26,124               34,099
                                                        ------------        ------------        -------------
Total net assets ..................................     $ 48,209,282        $ 13,098,105        $  60,827,030
                                                        ============        ============        =============
Investments in shares of The Trusts, at cost ......     $ 50,597,420        $ 14,067,750        $ 111,874,476
The Trusts shares held, Class B ...................        6,453,649           2,281,745            3,763,918

Units outstanding (000's):
Class B 0.00% .....................................               --                  --                   --
Class B 0.50% .....................................               --                  --                   --
Class B 0.95% .....................................               --                  --                    1
Class B 1.20% .....................................            1,889                 306                  161
Class B 1.35% .....................................              388                 264                  899
Class B 1.40% .....................................            2,371               1,127                   66
Class B 1.55% .....................................              364                 386                  241
Class B 1.60% .....................................            1,262                 205                  338
Class B 1.70% .....................................              206                  14                    4
Class B 1.80% .....................................               35                   5                    1
Class B 1.90% .....................................               25                   4                   --

Unit value:
Class B 0.00% .....................................     $         --        $         --        $          --
Class B 0.50% .....................................     $       7.43        $       5.71        $       41.54
Class B 0.95% .....................................     $       7.40        $       5.69        $       38.47
Class B 1.20% .....................................     $       7.38        $       5.67        $       36.85
Class B 1.35% .....................................     $       7.37        $       5.66        $       35.92
Class B 1.40% .....................................     $       7.37        $       5.66        $       35.61
Class B 1.55% .....................................     $       7.35        $       5.65        $       34.70
Class B 1.60% .....................................     $       7.35        $       5.65        $       34.41
Class B 1.70% .....................................     $       7.34        $       5.64        $       33.82
Class B 1.80% .....................................     $       7.34        $       5.64        $       33.24
Class B 1.90% .....................................     $       7.33        $       5.63        $       32.67


                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance        EQ/Alliance         Government       EQ/Alliance
                                                       Common Stock    Growth and Income      Securities      International
                                                    ----------------- ------------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 453,120,735      $ 104,263,675      $ 183,514,797     $ 29,137,822
Receivable for The Trusts shares sold .............              --                 --                 --               --
Receivable for policy-related transactions ........         505,794            940,755            504,164          164,848
                                                      -------------      -------------      -------------     ------------
  Total assets ....................................     453,626,529        105,204,430        184,018,961       29,302,670
                                                      -------------      -------------      -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........         505,775            940,017            504,164          164,849
Payable for policy-related transactions ...........              --                 --                 --               --
                                                      -------------      -------------      -------------     ------------
  Total liabilities ...............................         505,775            940,017            504,164          164,849
                                                      -------------      -------------      -------------     ------------
Net Assets ........................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Net Assets:
Accumulation Units ................................   $ 453,046,093      $ 104,246,651      $ 183,405,555     $ 29,069,426
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          74,661             17,762            109,242           68,395
                                                      -------------      -------------      -------------     ------------
Total net assets ..................................   $ 453,120,754      $ 104,264,413      $ 183,514,797     $ 29,137,821
                                                      =============      =============      =============     ============
Investments in shares of The Trusts, at cost ......   $ 911,840,831      $ 111,602,089      $ 186,901,340     $ 29,599,720
The Trusts shares held, Class B ...................      43,567,091          8,150,037         17,922,926        4,084,903

Units outstanding (000's):
Class B 0.00% .....................................              --                 --                 --               --
Class B 0.50% .....................................              --                 --                 --               --
Class B 0.95% .....................................               2                  1                 10               --
Class B 1.20% .....................................             222              1,615              1,850            1,285
Class B 1.35% .....................................           1,770                383              1,739              208
Class B 1.40% .....................................             112              1,786              2,463            1,026
Class B 1.55% .....................................             521                298              1,226              135
Class B 1.60% .....................................             581              1,002              2,501              604
Class B 1.70% .....................................               9                133                259              142
Class B 1.80% .....................................               6                 52                 11                6
Class B 1.90% .....................................               3                 10                  2               --

Unit value:
Class B 0.00% .....................................   $          --      $          --      $          --     $         --
Class B 0.50% .....................................   $      180.32      $       21.46      $       20.36     $       9.14
Class B 0.95% .....................................   $      159.61      $       20.58      $       19.30     $       8.82
Class B 1.20% .....................................   $      149.11      $       20.11      $       18.73     $       8.65
Class B 1.35% .....................................   $      143.14      $       19.83      $       18.40     $       8.55
Class B 1.40% .....................................   $      141.20      $       19.73      $       18.29     $       8.52
Class B 1.55% .....................................   $      135.53      $       19.46      $       17.97     $       8.42
Class B 1.60% .....................................   $      133.70      $       19.37      $       17.86     $       8.38
Class B 1.70% .....................................   $      130.09      $       19.19      $       17.65     $       8.32
Class B 1.80% .....................................   $      126.58      $       19.01      $       17.44     $       8.25
Class B 1.90% .....................................   $      123.15      $       18.83      $       17.23     $       8.19

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance      EQ/Alliance       EQ/Alliance
                                                     Premier Growth    Quality Bond    Small Cap Growth
                                                    ---------------- ---------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 233,030,858     $ 89,706,936     $ 161,096,928
Receivable for The Trusts shares sold .............             --               --                --
Receivable for policy-related transactions ........        288,418          875,815           750,294
                                                     -------------     ------------     -------------
  Total assets ....................................    233,319,276       90,582,751       161,847,222
                                                     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        288,295          874,931           749,446
Payable for policy-related transactions ...........             --               --                --
                                                     -------------     ------------     -------------
  Total liabilities ...............................        288,295          874,931           749,446
                                                     -------------     ------------     -------------
Net Assets ........................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Net Assets:
Accumulation Units ................................  $ 232,038,890     $ 89,679,399     $ 160,910,424
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        992,091           28,421           187,352
                                                     -------------     ------------     -------------
Total net assets ..................................  $ 233,030,981     $ 89,707,820     $ 161,097,776
                                                     =============     ============     =============
Investments in shares of The Trusts, at cost ......  $ 419,506,433     $ 90,043,308     $ 242,362,132
The Trusts shares held, Class B ...................     46,292,865        8,862,968        18,107,621

Units outstanding (000's):
Class B 0.00% .....................................             --               --                --
Class B 0.50% .....................................             --               --                --
Class B 0.95% .....................................             89               --                32
Class B 1.20% .....................................          2,292            1,432             1,279
Class B 1.35% .....................................         12,339              552             6,943
Class B 1.40% .....................................          2,607            2,167             1,577
Class B 1.55% .....................................         13,521              474             3,037
Class B 1.60% .....................................         16,550            1,064             3,377
Class B 1.70% .....................................            341              198               121
Class B 1.80% .....................................            390               15                60
Class B 1.90% .....................................            108               28                31

Unit value:
Class B 0.00% .....................................  $          --     $         --     $          --
Class B 0.50% .....................................  $        4.99     $      16.46     $       10.32
Class B 0.95% .....................................  $        4.91     $      15.78     $       10.05
Class B 1.20% .....................................  $        4.86     $      15.42     $        9.91
Class B 1.35% .....................................  $        4.84     $      15.20     $        9.83
Class B 1.40% .....................................  $        4.83     $      15.13     $        9.80
Class B 1.55% .....................................  $        4.80     $      14.92     $        9.71
Class B 1.60% .....................................  $        4.79     $      14.85     $        9.69
Class B 1.70% .....................................  $        4.77     $      14.71     $        9.63
Class B 1.80% .....................................  $        4.76     $      14.58     $        9.57
Class B 1.90% .....................................  $        4.74     $      14.44     $        9.52


                                                       EQ/Alliance                         EQ/Bernstein          EQ/Calvert
                                                       Technology       EQ/Balanced     Diversified Value   Socially Responsible
                                                    ---------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value    $ 60,272,374     $ 137,283,795      $ 373,411,874         $ 4,606,672
Receivable for The Trusts shares sold .............             --                --                 --                  --
Receivable for policy-related transactions ........        455,856         1,950,399          1,756,235             115,122
                                                      ------------     -------------      -------------         -----------
  Total assets ....................................     60,728,230       139,234,194        375,168,109           4,721,794
                                                      ------------     -------------      -------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........        455,856         1,950,399          1,756,237             115,122
Payable for policy-related transactions ...........             --                --                 --                  --
                                                      ------------     -------------      -------------         -----------
  Total liabilities ...............................        455,856         1,950,399          1,756,237             115,122
                                                      ------------     -------------      -------------         -----------
Net Assets ........................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Net Assets:
Accumulation Units ................................   $ 60,201,179     $ 137,208,123      $ 373,343,264         $ 4,578,506
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         71,195            75,672             68,608              28,166
                                                      ------------     -------------      -------------         -----------
Total net assets ..................................   $ 60,272,374     $ 137,283,795      $ 373,411,872         $ 4,606,672
                                                      ============     =============      =============         ===========
Investments in shares of The Trusts, at cost ......   $ 94,404,559     $ 142,714,840      $ 418,961,656         $ 4,904,485
The Trusts shares held, Class B ...................     20,184,906        11,011,970         37,237,105             783,475

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                  --
Class B 0.50% .....................................             --                --                 --                  --
Class B 0.95% .....................................             63                --                 38                  --
Class B 1.20% .....................................            925             1,221              4,578                 182
Class B 1.35% .....................................          2,742               407             10,473                  89
Class B 1.40% .....................................          1,429             1,307              5,924                 208
Class B 1.55% .....................................          8,781               279              6,520                  79
Class B 1.60% .....................................          6,863               598              8,615                 128
Class B 1.70% .....................................             77                86                530                  42
Class B 1.80% .....................................            102                24                252                   3
Class B 1.90% .....................................             14                 7                 66                  --

Unit value:
Class B 0.00% .....................................   $         --     $          --      $          --         $        --
Class B 0.50% .....................................   $       2.95     $       40.59      $       10.58         $      6.48
Class B 0.95% .....................................   $       2.91     $       37.59      $       10.35         $      6.38
Class B 1.20% .....................................   $       2.89     $       36.01      $       10.22         $      6.33
Class B 1.35% .....................................   $       2.88     $       35.10      $       10.14         $      6.29
Class B 1.40% .....................................   $       2.88     $       34.80      $       10.11         $      6.28
Class B 1.55% .....................................   $       2.86     $       33.91      $       10.04         $      6.25
Class B 1.60% .....................................   $       2.86     $       33.62      $       10.01         $      6.24
Class B 1.70% .....................................   $       2.85     $       33.05      $        9.96         $      6.22
Class B 1.80% .....................................   $       2.84     $       32.48      $        9.91         $      6.20
Class B 1.90% .....................................   $       2.84     $       31.93      $        9.86         $      6.18

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                        International           Research            U.S. Equity
                                                    -------------------- --------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value     $ 115,173,689         $ 324,297,610         $ 189,510,590
Receivable for The Trusts shares sold .............               --                    --                    --
Receivable for policy-related transactions ........          414,264               379,383               591,083
                                                       -------------         -------------         -------------
  Total assets ....................................      115,587,953           324,676,993           190,101,673
                                                       -------------         -------------         -------------
Liabilities:
Payable for The Trusts shares purchased ...........          414,311               351,570               591,213
Payable for policy-related transactions ...........               --                    --                    --
                                                       -------------         -------------         -------------
  Total liabilities ...............................          414,311               351,570               591,213
                                                       -------------         -------------         -------------
Net Assets ........................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Net Assets:
Accumulation Units ................................    $ 114,881,948         $ 324,026,453         $ 189,328,483
Retained by Equitable Life in Separate Account
 No. 49 ...........................................          291,694               298,970               181,977
                                                       -------------         -------------         -------------
Total net assets ..................................    $ 115,173,642         $ 324,325,423         $ 189,510,460
                                                       =============         =============         =============
Investments in shares of The Trusts, at cost ......    $ 138,233,570         $ 357,340,425         $ 226,377,358
The Trusts shares held, Class B ...................       15,674,866            39,468,952            24,388,134
Units outstanding (000's):
Class B 0.00% .....................................               --                    --                    --
Class B 0.50% .....................................               --                    --                    --
Class B 0.95% .....................................               35                    69                    25
Class B 1.20% .....................................            1,628                 2,252                 2,981
Class B 1.35% .....................................            3,093                18,971                 5,353
Class B 1.40% .....................................            1,957                 2,246                 3,232
Class B 1.55% .....................................            2,786                 7,543                 4,470
Class B 1.60% .....................................            5,973                 9,408                 8,308
Class B 1.70% .....................................              282                   200                   345
Class B 1.80% .....................................               41                    92                   114
Class B 1.90% .....................................               48                    37                    40
Unit value:
Class B 0.00% .....................................    $          --         $          --         $          --
Class B 0.50% .....................................    $        7.52         $        8.22         $        7.89
Class B 0.95% .....................................    $        7.40         $        8.08         $        7.76
Class B 1.20% .....................................    $        7.33         $        8.01         $        7.69
Class B 1.35% .....................................    $        7.29         $        7.97         $        7.65
Class B 1.40% .....................................    $        7.27         $        7.95         $        7.63
Class B 1.55% .....................................    $        7.23         $        7.91         $        7.59
Class B 1.60% .....................................    $        7.22         $        7.89         $        7.57
Class B 1.70% .....................................    $        7.19         $        7.86         $        7.55
Class B 1.80% .....................................    $        7.16         $        7.83         $        7.52
Class B 1.90% .....................................    $        7.14         $        7.80         $        7.49


                                                       EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                     Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                    ---------------- ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value    $ 58,595,907     $ 562,116,297     $ 13,698,059     $ 129,387,781
Receivable for The Trusts shares sold .............             --                --               --                --
Receivable for policy-related transactions ........         79,641         2,237,329           94,633           558,661
                                                      ------------     -------------     ------------     -------------
  Total assets ....................................     58,675,548       564,353,626       13,792,692       129,946,442
                                                      ------------     -------------     ------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........         79,641         2,237,660          103,765           549,772
Payable for policy-related transactions ...........             --                --               --                --
                                                      ------------     -------------     ------------     -------------
  Total liabilities ...............................         79,641         2,237,660          103,765           549,772
                                                      ------------     -------------     ------------     -------------
Net Assets ........................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Net Assets:
Accumulation Units ................................   $ 58,530,285     $ 561,947,559     $ 13,051,780     $ 129,101,927
Retained by Equitable Life in Separate Account
 No. 49 ...........................................         65,622           168,407          637,147           294,743
                                                      ------------     -------------     ------------     -------------
Total net assets ..................................   $ 58,595,907     $ 562,115,966     $ 13,688,927     $ 129,396,670
                                                      ============     =============     ============     =============
Investments in shares of The Trusts, at cost ......   $ 64,867,663     $ 773,114,616     $ 15,446,580     $ 146,118,760
The Trusts shares held, Class B ...................     11,090,068        33,382,121        2,256,926        18,310,374
Units outstanding (000's):
Class B 0.00% .....................................             --                --               --                --
Class B 0.50% .....................................             --                --               --                --
Class B 0.95% .....................................             12                10               --                29
Class B 1.20% .....................................            737             2,393              551             2,799
Class B 1.35% .....................................          3,992            11,356              243             2,717
Class B 1.40% .....................................          1,261             3,667              625             3,145
Class B 1.55% .....................................          1,464             5,021              378             5,392
Class B 1.60% .....................................          2,823             7,152              424             4,322
Class B 1.70% .....................................             69               399               32               285
Class B 1.80% .....................................             17               297                5               130
Class B 1.90% .....................................             --                29                4                25
Unit value:
Class B 0.00% .....................................   $         --     $          --     $         --     $          --
Class B 0.50% .....................................   $       5.94     $       20.16     $       5.99     $        7.01
Class B 0.95% .....................................   $       5.80     $       19.37     $       5.88     $        6.93
Class B 1.20% .....................................   $       5.72     $       18.94     $       5.82     $        6.89
Class B 1.35% .....................................   $       5.67     $       18.69     $       5.79     $        6.87
Class B 1.40% .....................................   $       5.66     $       18.61     $       5.77     $        6.86
Class B 1.55% .....................................   $       5.61     $       18.36     $       5.74     $        6.84
Class B 1.60% .....................................   $       5.59     $       18.28     $       5.73     $        6.83
Class B 1.70% .....................................   $       5.56     $       18.11     $       5.70     $        6.81
Class B 1.80% .....................................   $       5.53     $       17.95     $       5.68     $        6.80
Class B 1.90% .....................................   $       5.50     $       17.79     $       5.66     $        6.78

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                    EQ/International
                                                        Cap Value      EQ/High Yield         Equity
                                                    ---------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value   $ 173,946,373     $ 228,695,298      $ 61,758,784
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        714,782         1,176,498           140,650
                                                     -------------     -------------      ------------
  Total assets ....................................    174,661,155       229,871,796        61,899,434
                                                     -------------     -------------      ------------
Liabilities:
Payable for The Trusts shares purchased ...........        697,658         1,176,504           205,281
Payable for policy-related transactions ...........             --                --                --
                                                     -------------     -------------      ------------
  Total liabilities ...............................        697,658         1,176,504           205,281
                                                     -------------     -------------      ------------
Net Assets ........................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Net Assets:
Accumulation Units ................................  $ 173,781,328     $ 228,627,009      $ 61,432,601
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        182,169            68,283           261,552
                                                     -------------     -------------      ------------
Total net assets ..................................  $ 173,963,497     $ 228,695,292      $ 61,694,153
                                                     =============     =============      ============
Investments in shares of The Trusts, at cost ......  $ 194,393,858     $ 312,970,166      $ 80,860,755
The Trusts shares held, Class B ...................     17,669,344        47,709,638         8,700,862

Units outstanding (000's):
Class B 0.00% .....................................             --                --                --
Class B 0.50% .....................................             --                --                --
Class B 0.95% .....................................             14                12                11
Class B 1.20% .....................................          3,161               903               727
Class B 1.35% .....................................          3,169             3,827             3,021
Class B 1.40% .....................................          4,007             1,128               950
Class B 1.55% .....................................          4,067             1,906             1,136
Class B 1.60% .....................................          3,714             2,248             2,536
Class B 1.70% .....................................            237               125               145
Class B 1.80% .....................................            127                49                24
Class B 1.90% .....................................             40                 7                15

Unit value:
Class B 0.00% .....................................  $          --     $          --      $         --
Class B 0.50% .....................................  $        9.89     $       26.08      $       7.53
Class B 0.95% .....................................  $        9.64     $       24.25      $       7.36
Class B 1.20% .....................................  $        9.51     $       23.29      $       7.27
Class B 1.35% .....................................  $        9.42     $       22.73      $       7.21
Class B 1.40% .....................................  $        9.40     $       22.55      $       7.19
Class B 1.55% .....................................  $        9.32     $       22.00      $       7.14
Class B 1.60% .....................................  $        9.29     $       21.83      $       7.12
Class B 1.70% .....................................  $        9.24     $       21.48      $       7.08
Class B 1.80% .....................................  $        9.18     $       21.13      $       7.05
Class B 1.90% .....................................  $        9.13     $       20.79      $       7.01


                                                     EQ/J.P. Morgan       EQ/Janus          EQ/Lazard         EQ/Marsico
                                                        Core Bond     Large Cap Growth   Small Cap Value        Focus
                                                    ---------------- ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value   $ 677,289,445     $  84,625,941      $ 234,102,574     $ 117,021,639
Receivable for The Trusts shares sold .............             --                --                 --                --
Receivable for policy-related transactions ........        532,885           139,150            655,044         1,013,518
                                                     -------------     -------------      -------------     -------------
  Total assets ....................................    677,822,330        84,765,091        234,757,618       118,035,157
                                                     -------------     -------------      -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ...........        532,468           155,889            560,574         1,015,927
Payable for policy-related transactions ...........             --                --                 --                --
                                                     -------------     -------------      -------------     -------------
  Total liabilities ...............................        532,468           155,889            560,574         1,015,927
                                                     -------------     -------------      -------------     -------------
Net Assets ........................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Net Assets:
Accumulation Units ................................  $ 676,993,161     $  84,341,681      $ 233,902,834     $ 116,998,510
Retained by Equitable Life in Separate Account
 No. 49 ...........................................        296,701           267,521            294,210            20,720
                                                     -------------     -------------      -------------     -------------
Total net assets ..................................  $ 677,289,862     $  84,609,202      $ 234,197,044     $ 117,019,230
                                                     =============     =============      =============     =============
Investments in shares of The Trusts, at cost ......  $ 666,772,343     $ 115,599,237      $ 255,477,835     $ 124,820,787
The Trusts shares held, Class B ...................     60,505,033        18,719,353         23,955,243        11,624,818

Units outstanding (000's):
Class B 0.00% .....................................             --                --                 --                --
Class B 0.50% .....................................             --                --                 --                --
Class B 0.95% .....................................             44                22                 18                 2
Class B 1.20% .....................................          3,674             2,123              2,322             2,875
Class B 1.35% .....................................         14,961             1,590              7,825             1,041
Class B 1.40% .....................................          5,930             2,586              3,006             4,362
Class B 1.55% .....................................         12,695             7,940              3,460               701
Class B 1.60% .....................................         13,419             4,722              5,021             2,423
Class B 1.70% .....................................            441               192                270               386
Class B 1.80% .....................................            275                75                158                41
Class B 1.90% .....................................             73                47                 43                 3

Unit value:
Class B 0.00% .....................................  $          --     $          --      $          --     $          --
Class B 0.50% .....................................  $       13.80     $        4.47      $       11.08     $       10.01
Class B 0.95% .....................................  $       13.49     $        4.43      $       10.84     $        9.95
Class B 1.20% .....................................  $       13.32     $        4.40      $       10.70     $        9.91
Class B 1.35% .....................................  $       13.22     $        4.39      $       10.62     $        9.89
Class B 1.40% .....................................  $       13.19     $        4.38      $       10.59     $        9.89
Class B 1.55% .....................................  $       13.09     $        4.36      $       10.51     $        9.87
Class B 1.60% .....................................  $       13.05     $        4.36      $       10.49     $        9.86
Class B 1.70% .....................................  $       12.99     $        4.35      $       10.43     $        9.85
Class B 1.80% .....................................  $       12.92     $        4.34      $       10.38     $        9.83
Class B 1.90% .....................................  $       12.85     $        4.33      $       10.33     $        9.82

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                          EQ/Mercury Basic   EQ/MFS Emerging
                                                            Value Equity    Growth Companies
                                                         ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 183,344,594     $ 189,112,496
Receivable for The Trusts shares sold ..................              --                --
Receivable for policy-related transactions .............         525,101           349,064
                                                           -------------     -------------
  Total assets .........................................     183,869,695       189,461,560
                                                           -------------     -------------
Liabilities:
Payable for The Trusts shares purchased ................         536,923           357,533
Payable for policy-related transactions ................              --                --
                                                           -------------     -------------
  Total liabilities ....................................         536,923           357,533
                                                           -------------     -------------
Net Assets .............................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Net Assets:
Accumulation Units .....................................   $ 183,215,807     $ 188,909,219
Retained by Equitable Life in Separate Account
 No. 49 ................................................         116,965           194,808
                                                           -------------     -------------
Total net assets .......................................   $ 183,332,772     $ 189,104,027
                                                           =============     =============
Investments in shares of The Trusts, at cost ...........   $ 206,963,986     $ 325,981,788
The Trusts shares held, Class B ........................      16,246,860        21,014,176

Units outstanding (000's):
Class B 0.00% ..........................................              --                --
Class B 0.50% ..........................................              --                --
Class B 0.95% ..........................................              --                42
Class B 1.20% ..........................................           1,591               496
Class B 1.35% ..........................................           5,160            10,806
Class B 1.40% ..........................................           2,399               538
Class B 1.55% ..........................................           1,334             3,796
Class B 1.60% ..........................................           2,235             4,661
Class B 1.70% ..........................................             184                38
Class B 1.80% ..........................................              67                20
Class B 1.90% ..........................................              34                 2

Unit value:
Class B 0.00% ..........................................   $          --     $          --
Class B 0.50% ..........................................   $       14.84     $        9.77
Class B 0.95% ..........................................   $       14.47     $        9.53
Class B 1.20% ..........................................   $       14.26     $        9.39
Class B 1.35% ..........................................   $       14.14     $        9.31
Class B 1.40% ..........................................   $       14.10     $        9.28
Class B 1.55% ..........................................   $       13.98     $        9.20
Class B 1.60% ..........................................   $       13.94     $        9.18
Class B 1.70% ..........................................   $       13.86     $        9.12
Class B 1.80% ..........................................   $       13.78     $        9.07
Class B 1.90% ..........................................   $       13.70     $        9.02


                                                          EQ/MFS Investors Trust   EQ/Money Market
                                                         ------------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....      $ 169,122,456        $ 751,786,428
Receivable for The Trusts shares sold ..................                 --                   --
Receivable for policy-related transactions .............             64,736            7,188,443
                                                              -------------        -------------
  Total assets .........................................        169,187,192          758,974,871
                                                              -------------        -------------
Liabilities:
Payable for The Trusts shares purchased ................             92,728            7,188,715
Payable for policy-related transactions ................                 --                   --
                                                              -------------        -------------
  Total liabilities ....................................             92,728            7,188,715
                                                              -------------        -------------
Net Assets .............................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Net Assets:
Accumulation Units .....................................      $ 169,062,388        $ 751,628,214
Retained by Equitable Life in Separate Account
 No. 49 ................................................             32,076              157,942
                                                              -------------        -------------
Total net assets .......................................      $ 169,094,464        $ 751,786,156
                                                              =============        =============
Investments in shares of The Trusts, at cost ...........      $ 232,802,668        $ 760,252,737
The Trusts shares held, Class B ........................         24,011,893           72,836,790

Units outstanding (000's):
Class B 0.00% ..........................................                 --                  262
Class B 0.50% ..........................................                 --                   --
Class B 0.95% ..........................................                  7                    6
Class B 1.20% ..........................................                993                1,554
Class B 1.35% ..........................................              6,910                5,633
Class B 1.40% ..........................................              1,329                4,457
Class B 1.55% ..........................................              7,231                4,967
Class B 1.60% ..........................................              8,237                9,288
Class B 1.70% ..........................................                229                  630
Class B 1.80% ..........................................                108                   75
Class B 1.90% ..........................................                 15                  115

Unit value:
Class B 0.00% ..........................................      $          --        $       38.24
Class B 0.50% ..........................................      $        7.02        $       34.34
Class B 0.95% ..........................................      $        6.90        $       31.16
Class B 1.20% ..........................................      $        6.83        $       29.52
Class B 1.35% ..........................................      $        6.79        $       28.57
Class B 1.40% ..........................................      $        6.77        $       28.26
Class B 1.55% ..........................................      $        6.73        $       27.35
Class B 1.60% ..........................................      $        6.72        $       27.06
Class B 1.70% ..........................................      $        6.69        $       26.47
Class B 1.80% ..........................................      $        6.66        $       25.90
Class B 1.90% ..........................................      $        6.64        $       25.34

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                                             EQ/Putnam
                                                          Growth & Income
                                                               Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $ 351,718,373
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............         196,531
                                                           -------------
  Total assets .........................................     351,914,904
                                                           -------------
Liabilities:
Payable for The Trusts shares purchased ................         196,534
Payable for policy-related transactions ................              --
                                                           -------------
  Total liabilities ....................................         196,534
                                                           -------------
Net Assets .............................................   $ 351,718,370
                                                           =============
Net Assets:
Accumulation Units .....................................   $ 351,426,655
Retained by Equitable Life in Separate Account
 No. 49 ................................................         291,715
                                                           -------------
Total net assets .......................................   $ 351,718,370
                                                           =============
Investments in shares of The Trusts, at cost ...........   $ 454,913,669
The Trusts shares held, Class B ........................      39,133,643

Units outstanding (000's):
Class B 0.00% ..........................................              --
Class B 0.50% ..........................................              --
Class B 0.95% ..........................................              20
Class B 1.20% ..........................................           1,342
Class B 1.35% ..........................................          21,846
Class B 1.40% ..........................................           1,383
Class B 1.55% ..........................................           6,939
Class B 1.60% ..........................................           4,777
Class B 1.70% ..........................................             128
Class B 1.80% ..........................................             122
Class B 1.90% ..........................................              29

Unit value:
Class B 0.00% ..........................................   $          --
Class B 0.50% ..........................................   $       10.13
Class B 0.95% ..........................................   $        9.87
Class B 1.20% ..........................................   $        9.73
Class B 1.35% ..........................................   $        9.64
Class B 1.40% ..........................................   $        9.62
Class B 1.55% ..........................................   $        9.53
Class B 1.60% ..........................................   $        9.51
Class B 1.70% ..........................................   $        9.45
Class B 1.80% ..........................................   $        9.40
Class B 1.90% ..........................................   $        9.34


                                                                EQ/Putnam           EQ/Putnam      EQ/Small Company
                                                          International Equity       Voyager            Index
                                                         ---------------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $ 258,836,444        $ 194,998,087     $ 72,085,320
Receivable for The Trusts shares sold ..................                --                   --               --
Receivable for policy-related transactions .............           234,029              115,666          498,746
                                                             -------------        -------------     ------------
  Total assets .........................................       259,070,473          195,113,753       72,584,066
                                                             -------------        -------------     ------------
Liabilities:
Payable for The Trusts shares purchased ................           234,307              115,666          498,746
Payable for policy-related transactions ................                --                   --               --
                                                             -------------        -------------     ------------
  Total liabilities ....................................           234,307              115,666          498,746
                                                             -------------        -------------     ------------
Net Assets .............................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Net Assets:
Accumulation Units .....................................     $ 258,604,015        $ 194,508,675     $ 71,736,624
Retained by Equitable Life in Separate Account
 No. 49 ................................................           232,151              489,412          348,696
                                                             -------------        -------------     ------------
Total net assets .......................................     $ 258,836,166        $ 194,998,087     $ 72,085,320
                                                             =============        =============     ============
Investments in shares of The Trusts, at cost ...........     $ 356,207,943        $ 310,973,613     $ 85,671,643
The Trusts shares held, Class B ........................        29,885,721           20,346,960       10,024,303

Units outstanding (000's):
Class B 0.00% ..........................................                --                   --               --
Class B 0.50% ..........................................                --                   --               --
Class B 0.95% ..........................................                73                   14               17
Class B 1.20% ..........................................             1,445                  710            1,053
Class B 1.35% ..........................................            12,054               13,307            2,817
Class B 1.40% ..........................................             1,712                  762            1,437
Class B 1.55% ..........................................             4,227                3,787              974
Class B 1.60% ..........................................             3,555                2,171            1,913
Class B 1.70% ..........................................               161                   40              122
Class B 1.80% ..........................................                61                   20               37
Class B 1.90% ..........................................                15                    8               14

Unit value:
Class B 0.00% ..........................................     $          --        $          --     $         --
Class B 0.50% ..........................................     $       11.70        $        9.84     $       8.97
Class B 0.95% ..........................................     $       11.40        $        9.59     $       8.77
Class B 1.20% ..........................................     $       11.24        $        9.46     $       8.66
Class B 1.35% ..........................................     $       11.14        $        9.38     $       8.59
Class B 1.40% ..........................................     $       11.11        $        9.35     $       8.57
Class B 1.55% ..........................................     $       11.02        $        9.27     $       8.50
Class B 1.60% ..........................................     $       10.98        $        9.24     $       8.48
Class B 1.70% ..........................................     $       10.92        $        9.19     $       8.44
Class B 1.80% ..........................................     $       10.86        $        9.14     $       8.40
Class B 1.90% ..........................................     $       10.80        $        9.08     $       8.35

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $4,610,170      $         --      $         --
 Expenses:
  Asset-based charges ............................        970,106           126,616           118,017
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      3,640,064          (126,616)         (118,017)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        144,954          (509,514)         (413,926)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        144,954          (509,514)         (413,926)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,851,078        (1,287,382)       (1,569,663)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $5,491,142      $ (1,413,998)     $ (1,687,680)
                                                       ==========      ============      ============


                                                    AXA Premier VIP
                                                       Large Cap         AXA Premier VIP       AXA Premier VIP
                                                    Core Equity (a)   Large Cap Growth (a)   Large Cap Value (a)
                                                   ----------------- ---------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     58,850         $         --          $    235,655
 Expenses:
  Asset-based charges ............................        140,331              259,690               265,990
                                                     ------------         ------------          ------------
Net Investment Income (Loss) .....................        (81,481)            (259,690)              (30,335)
                                                     ------------         ------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (427,268)            (651,307)             (518,242)
  Realized gain distribution from The Trusts .....             --                   --                    --
                                                     ------------         ------------          ------------
 Net realized gain (loss) ........................       (427,268)            (651,307)             (518,242)
                                                     ------------         ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,428,052)          (3,369,610)           (3,444,755)
                                                     ------------         ------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,855,320)          (4,020,917)           (3,962,997)
                                                     ------------         ------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (1,936,801)        $ (4,280,607)         $ (3,993,332)
                                                     ============         ============          ============


                                                    AXA Premier VIP
                                                     Small/Mid Cap
                                                       Growth (a)
                                                   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --
 Expenses:
  Asset-based charges ............................        229,349
                                                     ------------
Net Investment Income (Loss) .....................       (229,349)
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (775,177)
  Realized gain distribution from The Trusts .....             --
                                                     ------------
 Net realized gain (loss) ........................       (775,177)
                                                     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,396,605)
                                                     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,171,782)
                                                     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (4,401,131)
                                                     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                       Small/Mid      AXA Premier VIP
                                                     Cap Value (a)     Technology (a)   EQ/Aggressive Stock
                                                   ----------------- ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --        $      10,097
 Expenses:
  Asset-based charges ............................        235,232            55,602            1,099,332
                                                     ------------      ------------        -------------
Net Investment Income (Loss) .....................       (235,232)          (55,602)          (1,089,235)
                                                     ------------      ------------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (892,944)         (519,397)         (15,199,912)
  Realized gain distribution from The Trusts .....             --                --                   --
                                                     ------------      ------------        -------------
 Net realized gain (loss) ........................       (892,944)         (519,397)         (15,199,912)
                                                     ------------      ------------        -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,388,138)         (969,645)         (11,328,835)
                                                     ------------      ------------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,281,082)       (1,489,042)         (26,528,747)
                                                     ------------      ------------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,516,314)     $ (1,544,644)       $ (27,617,982)
                                                     ============      ============        =============


                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                      EQ/Alliance          EQ/Alliance          Government        EQ/Alliance
                                                      Common Stock    Growth and Income (a)   Securities (a)   International (a)
                                                   ----------------- ----------------------- ---------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      282,877        $  1,291,757        $   6,883,817      $         --
 Expenses:
  Asset-based charges ............................       7,815,760             533,631              766,527            91,784
                                                    --------------        ------------        -------------      ------------
Net Investment Income (Loss) .....................      (7,532,883)            758,126            6,117,290           (91,784)
                                                    --------------        ------------        -------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (102,974,134)           (560,255)             679,014          (479,213)
  Realized gain distribution from The Trusts .....              --                  --              193,448                --
                                                    --------------        ------------        -------------      ------------
 Net realized gain (loss) ........................    (102,974,134)           (560,255)             872,462          (479,213)
                                                    --------------        ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (139,215,060)         (7,338,414)          (3,386,543)         (461,899)
                                                    --------------        ------------        -------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (242,189,194)         (7,898,669)          (2,514,081)         (941,112)
                                                    --------------        ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (249,722,077)       $ (7,140,543)       $   3,603,209      $ (1,032,896)
                                                    ==============        ============        =============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Alliance        EQ/Alliance        EQ/Alliance
                                                     Premier Growth    Quality Bond (a)   Small Cap Growth
                                                   ------------------ ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $           --       $2,932,456       $          --
 Expenses:
  Asset-based charges ............................        4,155,074          432,237           2,571,098
                                                     --------------       ----------       -------------
Net Investment Income (Loss) .....................       (4,155,074)       2,500,219          (2,571,098)
                                                     --------------       ----------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (56,489,970)         322,461         (28,284,520)
  Realized gain distribution from The Trusts .....               --          130,159                  --
                                                     --------------       ----------       -------------
 Net realized gain (loss) ........................      (56,489,970)         452,620         (28,284,520)
                                                     --------------       ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)        (336,373)        (34,779,393)
                                                     --------------       ----------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (108,181,262)         116,247         (63,063,913)
                                                     --------------       ----------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (112,336,336)      $2,616,466       $ (65,635,011)
                                                     ==============       ==========       =============


                                                      EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                       Technology      EQ/Balanced    Diversified Value   Socially Responsible
                                                   ----------------- --------------- ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $  1,415,546      $   4,939,814         $       --
 Expenses:
  Asset-based charges ............................       1,163,405         695,909          4,376,962             28,483
                                                     -------------    ------------      -------------         ----------
Net Investment Income (Loss) .....................      (1,163,405)        719,637            562,852            (28,483)
                                                     -------------    ------------      -------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
  Realized gain distribution from The Trusts .....              --              --                 --                 --
                                                     -------------    ------------      -------------         ----------
 Net realized gain (loss) ........................     (37,340,499)     (1,878,780)        (2,410,772)          (183,689)
                                                     -------------    ------------      -------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,130,798)     (4,176,011)       (45,363,880)          (303,263)
                                                     -------------    ------------      -------------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (42,471,297)     (6,054,791)       (47,774,652)          (486,952)
                                                     -------------    ------------      -------------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (43,634,702)   $ (5,335,154)     $ (47,211,800)        $ (515,435)
                                                     =============    ============      =============         ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   1,505,281         $     689,283         $     705,450
 Expenses:
  Asset-based charges ............................        1,533,651             1,541,161             2,367,734
                                                      -------------         -------------         -------------
Net Investment Income (Loss) .....................          (28,370)             (851,878)           (1,662,284)
                                                      -------------         -------------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (10,899,756)           (2,955,402)           (5,513,094)
  Realized gain distribution from The Trusts .....               --                    --                    --
                                                      -------------         -------------         -------------
 Net realized gain (loss) ........................      (10,899,756)           (2,955,402)           (5,513,094)
                                                      -------------         -------------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (6,070,835)          (33,501,903)          (36,422,233)
                                                      -------------         -------------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,970,591)          (36,457,305)          (41,935,327)
                                                      -------------         -------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (16,998,961)        $ (37,309,183)        $ (43,597,611)
                                                      =============         =============         =============


                                                      EQ/Emerging       EQ/Equity       EQ/Evergreen
                                                    Markets Equity      500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ----------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $    5,805,537     $         --    $      14,498
 Expenses:
  Asset-based charges ............................        877,203         7,900,262           87,007        1,452,416
                                                    -------------    --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,203)       (2,094,725)         (87,007)      (1,437,918)
                                                    -------------    --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (10,866,328)      (31,568,751)        (669,832)      (3,639,341)
  Realized gain distribution from The Trusts .....             --           466,668               --               --
                                                    -------------    --------------     ------------    -------------
 Net realized gain (loss) ........................    (10,866,328)      (31,102,083)        (669,832)      (3,639,341)
                                                    -------------    --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,049,484      (112,402,812)      (1,002,395)     (15,186,215)
                                                    -------------    --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,816,844)     (143,504,895)      (1,672,227)     (18,825,556)
                                                    -------------    --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (4,694,047)   $ (145,599,620)    $ (1,759,234)   $ (20,263,474)
                                                    =============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/FI Small/Mid                   EQ/International
                                                       Cap Value      EQ/High Yield     Equity Index
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     920,426    $  20,162,385    $     643,557
 Expenses:
  Asset-based charges ............................       1,867,942        2,812,552          902,161
                                                     -------------    -------------    -------------
Net Investment Income (Loss) .....................        (947,516)      17,349,833         (258,604)
                                                     -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,187,033)     (18,178,072)      (8,295,931)
  Realized gain distribution from The Trusts .....              --               --               --
                                                     -------------    -------------    -------------
 Net realized gain (loss) ........................      (1,187,033)     (18,178,072)      (8,295,931)
                                                     -------------    -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (22,930,054)      (6,706,792)      (3,297,608)
                                                     -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (24,117,087)     (24,884,864)     (11,593,539)
                                                     -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (25,064,603)   $  (7,535,031)   $ (11,852,143)
                                                     =============    =============    =============


                                                                         EQ/Janus         EQ/Lazard
                                                    EQ/J.P. Morgan      Large Cap         Small Cap
                                                       Core Bond          Growth            Value        EQ/Marsico Focus
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $28,792,890     $          --     $   1,637,151     $     22,298
 Expenses:
  Asset-based charges ............................      7,838,081         1,189,407         2,967,809          566,965
                                                      -----------     -------------     -------------     ------------
Net Investment Income (Loss) .....................     20,954,809        (1,189,407)       (1,330,658)        (544,667)
                                                      -----------     -------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,932,943       (10,171,324)        2,301,903         (412,884)
  Realized gain distribution from The Trusts .....      3,646,814                --         1,668,346               --
                                                      -----------     -------------     -------------     ------------
 Net realized gain (loss) ........................      6,579,757       (10,171,324)        3,970,249         (412,884)
                                                      -----------     -------------     -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     13,382,163       (18,110,980)      (38,636,586)      (7,855,670)
                                                      -----------     -------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,961,920       (28,282,304)      (34,666,337)      (8,268,554)
                                                      -----------     -------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $40,916,729     $ (29,471,711)    $ (35,996,995)    $ (8,813,221)
                                                      ===========     =============     =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Mercury Basic   EQ/MFS Emerging        EQ/MFS          EQ/Money
                                                      Value Equity    Growth Companies   Investors Trust       Market
                                                   ----------------- ------------------ ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,850,190     $           --     $   1,026,941    $  8,894,753
 Expenses:
  Asset-based charges ............................       2,114,148          3,634,209         2,799,468       9,985,747
                                                     -------------     --------------     -------------    ------------
Net Investment Income (Loss) .....................        (263,958)        (3,634,209)       (1,772,527)     (1,090,994)
                                                     -------------     --------------     -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (2,050,806)       (75,535,498)      (12,204,635)     (7,247,892)
  Realized gain distribution from The Trusts .....         840,785                 --                --              --
                                                     -------------     --------------     -------------    ------------
 Net realized gain (loss) ........................      (1,210,021)       (75,535,498)      (12,204,635)     (7,247,892)
                                                     -------------     --------------     -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (26,018,785)       (35,630,856)      (33,916,677)      6,434,155
                                                     -------------     --------------     -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (27,228,806)      (111,166,354)      (46,121,312)       (813,737)
                                                     -------------     --------------     -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (27,492,764)    $ (114,800,563)    $ (47,893,839)   $ (1,904,731)
                                                     =============     ==============     =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                       EQ/Putnam
                                                    Growth & Income         EQ/Putnam           EQ/Putnam         EQ/Small
                                                         Value        International Equity       Voyager        Company Index
                                                   ----------------- ---------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   5,374,649       $   1,809,437        $     241,020    $     398,450
 Expenses:
  Asset-based charges ............................       5,600,910           3,921,780            3,373,095          884,003
                                                     -------------       -------------        -------------    -------------
Net Investment Income (Loss) .....................        (226,261)         (2,112,343)          (3,132,075)        (485,553)
                                                     -------------       -------------        -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
  Realized gain distribution from The Trusts .....              --                  --                   --               --
                                                     -------------       -------------        -------------    -------------
 Net realized gain (loss) ........................     (14,227,809)        (35,922,448)         (29,844,308)      (1,654,768)
                                                     -------------       -------------        -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (76,308,492)        (14,030,184)         (45,740,981)     (12,383,948)
                                                     -------------       -------------        -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (90,536,301)        (49,952,632)         (75,585,289)     (14,038,716)
                                                     -------------       -------------        -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (90,762,562)      $ (52,064,975)       $ (78,717,364)   $ (14,524,269)
                                                     =============       =============        =============    =============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        AXA Premier VIP  AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International       Cap Core
                                                     Core Bond (c)    Health Care (c)     Equity (c)        Equity (c)
                                                   ----------------- ----------------- ---------------- -----------------
                                                          2002              2002             2002              2002
                                                   ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  3,640,064      $   (126,616)     $   (118,017)    $    (81,481)
 Net realized gain (loss) on investments .........        144,954          (509,514)         (413,926)        (427,268)
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,706,124          (777,868)       (1,155,737)      (1,428,052)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,491,142        (1,413,998)       (1,687,680)      (1,936,801)
                                                     ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    132,509,854        18,130,150        20,271,964       20,213,235
  Transfers between funds including
   guaranteed interest account, net ..............     73,371,847         8,901,954         6,990,938       10,372,580
  Transfers for contract benefits and
   terminations ..................................     (6,596,361)         (400,411)         (526,027)        (468,229)
  Contract maintenance charges ...................        (30,388)           (6,145)           (1,778)          (5,983)
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    199,254,952        26,625,548        26,735,097       30,111,603
                                                     ------------      ------------      ------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,251            52,809            47,986           55,067
                                                     ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ................    204,776,345        25,264,359        25,095,403       28,229,869
Net Assets - Beginning of Period .................             --                --                --               --
                                                     ------------      ------------      ------------     ------------
Net Assets - End of Period .......................   $204,776,345      $ 25,264,359      $ 25,095,403     $ 28,229,869
                                                     ============      ============      ============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,023             3,773             3,839            4,092
 Units Redeemed ..................................         (2,822)             (578)             (627)            (403)
                                                     ------------      ------------      ------------     ------------
 Net Increase (Decrease) .........................         19,201             3,195             3,212            3,689
                                                     ============      ============      ============     ============


                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Small/Mid         Small/Mid
                                                       Growth (c)        Value (c)       Cap Growth (c)    Cap Value (c)
                                                   ----------------- ----------------- ----------------- -----------------
                                                          2002              2002              2002              2002
                                                   ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (259,690)     $    (30,335)     $   (229,349)     $   (235,232)
 Net realized gain (loss) on investments .........       (651,307)         (518,242)         (775,177)         (892,944)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,369,610)       (3,444,755)       (3,396,605)       (2,388,138)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................     (4,280,607)       (3,993,332)       (4,401,131)       (3,516,314)
                                                     ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     37,073,294        40,525,555        39,422,437        35,301,201
  Transfers between funds including
   guaranteed interest account, net ..............     17,380,734        19,228,612        17,246,483        17,065,893
  Transfers for contract benefits and
   terminations ..................................       (955,374)         (628,066)         (705,288)         (683,154)
  Contract maintenance charges ...................         (5,650)           (7,738)           (5,309)           (7,214)
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     53,493,004        59,118,363        55,958,323        51,676,726
                                                     ------------      ------------      ------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         50,414            44,461            48,824            48,870
                                                     ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ................     49,262,811        55,169,492        51,606,016        48,209,282
Net Assets - Beginning of Period .................             --                --                --                --
                                                     ------------      ------------      ------------      ------------
Net Assets - End of Period .......................   $ 49,262,811      $ 55,169,492      $ 51,606,016      $ 48,209,282
                                                     ============      ============      ============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,981             7,633             9,328             7,445
 Units Redeemed ..................................           (723)             (659)           (1,006)             (905)
                                                     ------------      ------------      ------------      ------------
 Net Increase (Decrease) .........................          7,258             6,974             8,322             6,540
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Premier VIP
                                                     Technology (c)         EQ/Aggressive Stock
                                                   ----------------- ---------------------------------
                                                          2002             2002             2001
                                                   ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (55,602)    $  (1,089,235)   $  (1,213,732)
 Net realized gain (loss) on investments .........       (519,397)      (15,199,912)     (13,901,562)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (969,645)      (11,328,835)     (20,831,170)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (1,544,644)      (27,617,982)     (35,946,464)
                                                     ------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      8,238,680         6,358,969        7,933,510
  Transfers between funds including
   guaranteed interest account, net ..............      6,530,199        (8,033,452)      (3,145,192)
  Transfers for contract benefits and
   terminations ..................................       (153,872)       (6,277,107)      (7,307,369)
  Contract maintenance charges ...................         (1,527)         (221,060)        (235,969)
                                                     ------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,613,480        (8,172,650)      (2,755,020)
                                                     ------------     -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,269             9,834           13,020
                                                     ------------     -------------    -------------
Increase (Decrease) in Net Assets ................     13,098,105       (35,780,798)     (38,688,464)
Net Assets - Beginning of Period .................             --        96,607,828      135,296,292
                                                     ------------     -------------    -------------
Net Assets - End of Period .......................   $ 13,098,105     $  60,827,030    $  96,607,828
                                                     ============     =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,459               433            1,154
 Units Redeemed ..................................         (1,148)             (629)          (1,212)
                                                     ------------     -------------    -------------
 Net Increase (Decrease) .........................          2,311              (196)             (58)
                                                     ============     =============    =============


                                                                                                                  EQ/Alliance
                                                                                                                 Intermediate
                                                                                             EQ/Alliance          Government
                                                        EQ/Alliance Common Stock        Growth and Income (c)   Securities (c)
                                                   ----------------------------------- ----------------------- ----------------
                                                          2002              2001                 2002                2002
                                                   ----------------- ----------------- ----------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (7,532,883)  $     6,096,384       $    758,126         $  6,117,290
 Net realized gain (loss) on investments .........     (102,974,134)      (48,310,316)          (560,255)             872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     (139,215,060)      (62,294,192)        (7,338,414)          (3,386,543)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  operations .....................................     (249,722,077)     (104,508,124)        (7,140,543)           3,603,209
                                                    ---------------   ---------------       ------------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       44,452,181        52,739,891         72,378,981           78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............      (41,271,400)        6,815,611         41,098,887          108,825,556
  Transfers for contract benefits and
   terminations ..................................      (42,130,567)      (56,300,973)        (2,086,088)          (6,969,476)
  Contract maintenance charges ...................       (1,554,816)       (1,744,964)           (21,806)             (70,345)
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (40,504,602)        1,509,565        111,369,974          179,885,830
                                                    ---------------   ---------------       ------------         ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         (450,403)          100,299             34,982               25,758
                                                    ---------------   ---------------       ------------         ------------
Increase (Decrease) in Net Assets ................     (290,677,082)     (102,898,260)       104,264,413          183,514,797
Net Assets - Beginning of Period .................      743,797,836       846,696,096                 --                   --
                                                    ---------------   ---------------       ------------         ------------
Net Assets - End of Period .......................  $   453,120,754   $   743,797,836       $104,264,413         $183,514,797
                                                    ===============   ===============       ============         ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................              692               780              5,758               12,691
 Units Redeemed ..................................             (944)             (765)              (478)              (2,630)
                                                    ---------------   ---------------       ------------         ------------
 Net Increase (Decrease) .........................             (252)               15              5,280               10,061
                                                    ===============   ===============       ============         ============


                                                        EQ/Alliance
                                                    International (c)(g)
                                                   ---------------------
                                                            2002
                                                   ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    (91,784)
 Net realized gain (loss) on investments .........         (479,213)
 Change in unrealized appreciation
  (depreciation) of investments ..................         (461,899)
                                                       ------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,032,896)
                                                       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        9,540,392
  Transfers between funds including
   guaranteed interest account, net ..............       20,950,568
  Transfers for contract benefits and
   terminations ..................................         (356,392)
  Contract maintenance charges ...................           (4,127)
                                                       ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       30,130,441
                                                       ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           40,276
                                                       ------------
Increase (Decrease) in Net Assets ................       29,137,821
Net Assets - Beginning of Period .................               --
                                                       ------------
Net Assets - End of Period .......................     $ 29,137,821
                                                       ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            7,670
 Units Redeemed ..................................           (4,264)
                                                       ------------
 Net Increase (Decrease) .........................            3,406
                                                       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Alliance                 EQ/Alliance
                                                             Premier Growth             Quality Bond (c)
                                                   ----------------------------------- ------------------
                                                          2002              2001              2002
                                                   ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,155,074)  $    (5,377,876)    $  2,500,219
 Net realized gain (loss) on investments .........      (56,489,970)      (40,713,722)         452,620
 Change in unrealized appreciation
  (depreciation) of investments ..................      (51,691,292)      (63,264,287)        (336,373)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (112,336,336)     (109,355,885)       2,616,466
                                                    ---------------   ---------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       37,732,818        54,439,004       55,235,373
  Transfers between funds including
   guaranteed interest account, net ..............      (19,838,087)       43,686,129       35,343,706
  Transfers for contract benefits and
   terminations ..................................      (19,832,697)      (22,354,620)      (3,503,090)
  Contract maintenance charges ...................         (482,332)         (467,601)         (19,878)
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (2,420,298)       66,302,912       87,056,111
                                                    ---------------   ---------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,873         1,145,211           35,243
                                                    ---------------   ---------------     ------------
Increase (Decrease) in Net Assets ................     (114,705,761)      (41,907,762)      89,707,820
Net Assets - Beginning of Period .................      347,736,742       389,644,504               --
                                                    ---------------   ---------------     ------------
Net Assets - End of Period .......................  $   233,030,981   $   347,736,742     $ 89,707,820
                                                    ===============   ===============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           15,184            26,645            7,077
 Units Redeemed ..................................          (16,532)          (18,730)          (1,147)
                                                    ---------------   ---------------     ------------
 Net Increase (Decrease) .........................           (1,348)            7,915            5,930
                                                    ===============   ===============     ============


                                                              EQ/Alliance                       EQ/Alliance
                                                         Small Cap Growth (e)                   Technology
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,571,098)   $    (699,948)   $  (1,163,405)   $  (1,490,672)
 Net realized gain (loss) on investments .........    (28,284,520)     (26,100,478)     (37,340,499)     (27,622,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (34,779,393)      (5,067,974)      (5,130,798)      (1,410,072)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (65,635,011)     (31,868,400)     (43,634,702)     (30,523,381)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     32,317,960       18,962,628        9,718,942       24,260,367
  Transfers between funds including
   guaranteed interest account, net ..............     (2,282,233)       5,079,757       (3,670,731)      24,440,768
  Transfers for contract benefits and
   terminations ..................................    (12,151,523)     (12,926,820)      (4,852,300)      (5,330,202)
  Contract maintenance charges ...................       (390,018)        (402,610)        (130,403)        (120,409)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     17,494,186       10,712,955        1,065,508       43,250,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,213           42,657           26,739          (55,642)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (48,095,612)     (21,112,788)     (42,542,455)      12,671,501
Net Assets - Beginning of Period .................    209,193,388      230,306,176      102,814,829       90,143,328
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 161,097,776    $ 209,193,388    $  60,272,374    $ 102,814,829
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         52,384           42,957           15,360           18,011
 Units Redeemed ..................................        (50,641)         (42,093)         (15,247)         (10,821)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,743              864              113            7,190
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              EQ/Bernstein
                                                          EQ/Balanced (b)(h)                Diversified Value
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    719,637    $    336,490    $     562,852    $    (800,251)
 Net realized gain (loss) on investments .........     (1,878,780)       (240,228)      (2,410,772)       4,604,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,176,011)     (1,255,033)     (45,363,880)          77,064
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (5,335,154)     (1,158,771)     (47,211,800)       3,881,036
                                                     ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     71,776,956       1,910,305      121,122,467       36,187,090
  Transfers between funds including
   guaranteed interest account, net ..............     53,599,082      20,101,031       63,362,933       54,125,826
  Transfers for contract benefits and
   terminations ..................................     (3,016,821)       (544,430)     (19,627,428)     (12,571,273)
  Contract maintenance charges ...................        (58,505)        (22,281)        (577,945)        (392,251)
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,300,712      21,444,625      164,280,027       77,349,392
                                                     ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         28,786           3,597           31,107         (302,225)
                                                     ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    116,994,344      20,289,451      117,099,334       80,928,203
Net Assets - Beginning of Period .................     20,289,451              --      256,312,538      175,384,335
                                                     ------------    ------------    -------------    -------------
Net Assets - End of Period .......................   $137,283,795    $ 20,289,451    $ 373,411,872    $ 256,312,538
                                                     ============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,834             135           23,010           10,550
 Units Redeemed ..................................           (412)            (73)          (7,644)          (3,906)
                                                     ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................          3,422              62           15,366            6,644
                                                     ============    ============    =============    =============


                                                           EQ/Calvert                    EQ/Capital
                                                    Socially Responsible (a)       Guardian International
                                                   -------------------------- ---------------------------------
                                                        2002          2001          2002             2001
                                                   -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (28,483)   $   (636)   $     (28,370)   $     267,991
 Net realized gain (loss) on investments .........     (183,689)         47      (10,899,756)     (14,866,697)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (303,263)      5,451       (6,070,835)      (9,337,899)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (515,435)      4,862      (16,998,961)     (23,936,605)
                                                     ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    3,314,285     167,981       32,548,607       13,178,953
  Transfers between funds including
   guaranteed interest account, net ..............    1,682,612     163,673        6,451,992        7,046,199
  Transfers for contract benefits and
   terminations ..................................     (238,162)       (892)      (6,977,578)      (5,688,237)
  Contract maintenance charges ...................         (941)        (88)        (157,880)        (118,377)
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,757,794     330,674       31,865,141       14,418,538
                                                     ----------    --------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......       28,171         606           37,450           71,455
                                                     ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ................    4,270,530     336,142       14,903,630       (9,446,612)
Net Assets - Beginning of Period .................      336,142          --      100,270,012      109,716,624
                                                     ----------    --------    -------------    -------------
Net Assets - End of Period .......................   $4,606,672    $336,142    $ 115,173,642    $ 100,270,012
                                                     ==========    ========    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          848          39           16,857           50,264
 Units Redeemed ..................................         (155)         --          (12,562)         (48,560)
                                                     ----------    --------    -------------    -------------
 Net Increase (Decrease) .........................          693          39            4,295            1,704
                                                     ==========    ========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/Capital Guardian U.S. Equity
                                                   EQ/Capital Guardian Research (f)                (d)
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (851,878)   $   (900,463)   $  (1,662,284)    $ (1,667,131)
 Net realized gain (loss) on investments .........     (2,955,402)        610,470       (5,513,094)        (228,410)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (33,501,903)     (1,977,401)     (36,422,233)      (2,862,377)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    (37,309,183)     (2,267,394)     (43,597,611)      (4,757,918)
                                                    -------------    ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     34,261,661      12,182,882       58,633,350       25,290,701
  Transfers between funds including
   guaranteed interest account, net ..............    254,397,668      10,499,526       20,167,833       28,612,836
  Transfers for contract benefits and
   terminations ..................................     (6,864,899)     (3,185,564)      (9,236,208)      (7,197,442)
  Contract maintenance charges ...................       (216,013)        (79,856)        (247,456)        (175,605)
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    281,578,417      19,416,988       69,317,519       46,530,490
                                                    -------------    ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         69,364        (242,590)          41,637         (504,106)
                                                    -------------    ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    244,338,598      16,907,004       25,761,545       41,268,466
Net Assets - Beginning of Period .................     79,986,825      63,079,821      163,748,915      122,480,449
                                                    -------------    ------------    -------------     ------------
Net Assets - End of Period .......................  $ 324,325,423    $ 79,986,825    $ 189,510,460     $163,748,915
                                                    =============    ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,416           3,450           13,601            7,438
 Units Redeemed ..................................         (3,083)         (1,635)          (4,903)          (2,890)
                                                    -------------    ------------    -------------     ------------
 Net Increase (Decrease) .........................         33,333           1,815            8,698            4,548
                                                    =============    ============    =============     ============


                                                      EQ/Emerging Markets Equity            EQ/Equity 500 Index
                                                   --------------------------------- ----------------------------------
                                                         2002             2001              2002             2001
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (877,203)  $     (868,453)  $    (2,094,725)  $  (3,405,605)
 Net realized gain (loss) on investments .........     (10,866,328)     (14,386,343)      (31,102,083)    (15,573,528)
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,049,484       12,069,306      (112,402,812)    (69,530,444)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (4,694,047)      (3,185,490)     (145,599,620)    (88,509,577)
                                                    --------------   --------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      11,299,112        3,840,082       147,227,196      67,351,957
  Transfers between funds including
   guaranteed interest account, net ..............         833,653         (306,134)       10,763,686      23,697,147
  Transfers for contract benefits and
   terminations ..................................      (3,971,064)      (2,928,532)      (36,136,589)    (36,993,228)
  Contract maintenance charges ...................        (128,539)        (105,692)       (1,182,549)     (1,111,561)
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       8,033,162          499,724       120,671,744      52,944,315
                                                    --------------   --------------   ---------------   -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          30,673           37,885            21,143        (316,941)
                                                    --------------   --------------   ---------------   -------------
Increase (Decrease) in Net Assets ................       3,369,788       (2,647,881)      (24,906,733)    (35,882,203)
Net Assets - Beginning of Period .................      55,226,119       57,874,000       587,022,699     622,904,902
                                                    --------------   --------------   ---------------   -------------
Net Assets - End of Period .......................  $   58,595,907   $   55,226,119   $   562,115,966   $ 587,022,699
                                                    ==============   ==============   ===============   =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          21,982           56,420            13,432           8,132
 Units Redeemed ..................................         (20,686)         (56,231)           (7,334)         (6,112)
                                                    --------------   --------------   ---------------   -------------
 Net Increase (Decrease) .........................           1,296              189             6,098           2,020
                                                    ==============   ==============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega                EQ/FI Mid Cap
                                                   ------------------------------ --------------------------------
                                                         2002           2001            2002             2001
                                                   --------------- -------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (87,007)    $  (41,732)   $  (1,437,918)   $   (576,696)
 Net realized gain (loss) on investments .........      (669,832)      (129,112)      (3,639,341)     (1,101,571)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,002,395)      (491,855)     (15,186,215)     (2,116,069)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (1,759,234)      (662,699)     (20,263,474)     (3,794,336)
                                                    ------------     ----------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     7,561,160        895,529       48,533,850      25,388,152
  Transfers between funds including
   guaranteed interest account, net ..............     3,869,198        798,661       27,014,782      42,647,735
  Transfers for contract benefits and
   terminations ..................................      (378,925)       (81,376)      (6,568,178)     (2,587,977)
  Contract maintenance charges ...................        (6,513)        (4,067)        (173,983)        (50,941)
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    11,044,920      1,608,747       68,806,471      65,396,969
                                                    ------------     ----------    -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......        50,246          5,793           36,186         (65,311)
                                                    ------------     ----------    -------------    ------------
Increase (Decrease) in Net Assets ................     9,335,932        951,841       48,579,183      61,537,322
Net Assets - Beginning of Period .................     4,352,995      3,401,154       80,817,487      19,280,165
                                                    ------------     ----------    -------------    ------------
Net Assets - End of Period .......................  $ 13,688,927     $4,352,995    $ 129,396,670    $ 80,817,487
                                                    ============     ==========    =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         2,117            249           13,317          10,808
 Units Redeemed ..................................          (319)           (47)          (3,920)         (3,240)
                                                    ------------     ----------    -------------    ------------
 Net Increase (Decrease) .........................         1,798            202            9,397           7,568
                                                    ============     ==========    =============    ============


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                   -------------------------------- ---------------------------------
                                                         2002             2001            2002             2001
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (947,516)   $   (171,632)   $  17,349,833    $  15,406,910
 Net realized gain (loss) on investments .........     (1,187,033)       (115,800)     (18,178,072)     (12,658,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (22,930,054)      2,117,299       (6,706,792)      (5,082,306)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (25,064,603)      1,829,867       (7,535,031)      (2,334,032)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     74,289,618      22,747,265       46,510,134       21,803,378
  Transfers between funds including
   guaranteed interest account, net ..............     50,536,203      53,276,172       18,499,123       26,118,328
  Transfers for contract benefits and
   terminations ..................................     (8,678,442)     (2,307,377)     (16,262,108)     (14,369,421)
  Contract maintenance charges ...................       (217,462)        (48,653)        (408,210)        (347,233)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    115,929,917      73,667,407       48,338,939       33,205,052
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,558        (154,282)          32,871           (4,026)
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     90,904,872      75,651,556       40,836,779       30,866,994
Net Assets - Beginning of Period .................     83,058,625       7,407,069      187,858,513      156,991,519
                                                    -------------    ------------    -------------    -------------
Net Assets - End of Period .......................  $ 173,963,497    $ 83,058,625    $ 228,695,292    $ 187,858,513
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,320          10,087            4,970            3,694
 Units Redeemed ..................................         (5,238)         (3,314)          (2,773)          (2,283)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         11,082           6,773            2,197            1,411
                                                    =============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/International Equity Index       EQ/J.P. Morgan Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (258,604)  $     (892,321)  $  20,954,809    $  12,816,558
 Net realized gain (loss) on investments .........      (8,295,931)      (6,432,821)      6,579,757        9,751,943
 Change in unrealized appreciation
  (depreciation) of investments ..................      (3,297,608)     (12,951,181)     13,382,163       (3,825,080)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (11,852,143)     (20,276,323)     40,916,729       18,743,421
                                                    --------------   --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      14,378,155        6,744,895     135,999,901       72,937,190
  Transfers between funds including
   guaranteed interest account, net ..............          17,451          367,469     126,166,096      123,801,934
  Transfers for contract benefits and
   terminations ..................................      (4,829,092)      (3,794,981)    (48,903,432)     (24,051,160)
  Contract maintenance charges ...................        (122,841)        (122,869)       (893,865)        (525,243)
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       9,443,673        3,194,514     212,368,700      172,162,721
                                                    --------------   --------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......          29,308           49,045          31,578          229,419
                                                    --------------   --------------   -------------    -------------
Increase (Decrease) in Net Assets ................      (2,379,162)     (17,032,764)    253,317,007      191,135,561
Net Assets - Beginning of Period .................      64,073,315       81,106,079     423,972,855      232,837,294
                                                    --------------   --------------   -------------    -------------
Net Assets - End of Period .......................  $   61,694,153   $   64,073,315   $ 677,289,862    $ 423,972,855
                                                    ==============   ==============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          20,241           51,876          30,983           29,177
 Units Redeemed ..................................         (18,871)         (51,351)        (14,302)         (14,674)
                                                    --------------   --------------   -------------    -------------
 Net Increase (Decrease) .........................           1,370              525          16,681           14,503
                                                    ==============   ==============   =============    =============


                                                       EQ/Janus Large Cap Growth        EQ/Lazard Small Cap Value
                                                   --------------------------------- --------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,189,407)   $     (867,933)  $  (1,330,658)   $  4,201,822
 Net realized gain (loss) on investments .........    (10,171,324)       (2,565,008)      3,970,249      11,476,931
 Change in unrealized appreciation
  (depreciation) of investments ..................    (18,110,980)      (11,091,745)    (38,636,586)      5,425,514
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    (29,471,711)      (14,524,686)    (35,996,995)     21,104,267
                                                    -------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     25,558,312        30,151,640      67,703,323      15,817,191
  Transfers between funds including
   guaranteed interest account, net ..............     13,756,649        40,999,823      44,765,963      33,804,075
  Transfers for contract benefits and
   terminations ..................................     (5,903,712)       (3,456,492)    (11,923,925)     (7,551,653)
  Contract maintenance charges ...................       (123,829)          (46,585)       (436,138)       (271,417)
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     33,287,420        67,648,386     100,109,223      41,798,196
                                                    -------------    --------------   -------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,176            23,896          45,973          92,992
                                                    -------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets ................      3,852,885        53,147,596      64,158,201      62,995,455
Net Assets - Beginning of Period .................     80,756,317        27,608,721     170,038,843     107,043,388
                                                    -------------    --------------   -------------    ------------
Net Assets - End of Period .......................  $  84,609,202    $   80,756,317   $ 234,197,044    $170,038,843
                                                    =============    ==============   =============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,053            12,036          14,653           9,756
 Units Redeemed ..................................         (5,392)           (2,636)         (6,173)         (6,073)
                                                    -------------    --------------   -------------    ------------
 Net Increase (Decrease) .........................          6,661             9,400           8,480           3,683
                                                    =============    ==============   =============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Marsico Focus (a)         EQ/Mercury Basic Value Equity
                                                   ------------------------------- ---------------------------------
                                                         2002            2001            2002             2001
                                                   ---------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (544,667)    $   (6,502)   $    (263,958)    $  2,735,309
 Net realized gain (loss) on investments .........       (412,884)        31,959       (1,210,021)       4,757,253
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,855,670)        56,522      (26,018,785)      (2,366,287)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,813,221)        81,979      (27,492,764)       5,126,275
                                                     ------------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     82,598,315        665,417       59,306,786        9,854,864
  Transfers between funds including
   guaranteed interest account, net ..............     41,584,213      2,988,108       18,291,927       12,740,033
  Transfers for contract benefits and
   terminations ..................................     (2,070,396)        (6,464)      (8,192,079)      (5,666,808)
  Contract maintenance charges ...................        (40,492)        (1,529)        (330,059)        (289,133)
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    122,071,640      3,645,532       69,076,575       16,638,956
                                                     ------------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         29,592          3,708           39,019           84,785
                                                     ------------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    113,288,011      3,731,219       41,622,830       21,850,016
Net Assets - Beginning of Period .................      3,731,219             --      141,709,942      119,859,926
                                                     ------------     ----------    -------------     ------------
Net Assets - End of Period .......................   $117,019,230     $3,731,219    $ 183,332,772     $141,709,942
                                                     ============     ==========    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,939            402            7,070            2,326
 Units Redeemed ..................................         (1,433)           (89)          (2,328)          (1,327)
                                                     ------------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         11,506            313            4,742              999
                                                     ============     ==========    =============     ============


                                                    EQ/MFS Emerging Growth Companies        EQ/MFS Investors Trust
                                                   ----------------------------------- ---------------------------------
                                                          2002              2001             2002             2001
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,634,209)  $    (5,534,749)  $  (1,772,527)   $  (2,075,913)
 Net realized gain (loss) on investments .........      (75,535,498)      (66,397,965)    (12,204,635)      (2,628,857)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (35,630,856)     (120,673,056)    (33,916,677)     (32,810,025)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (114,800,563)     (192,605,770)    (47,893,839)     (37,514,795)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       14,293,403        28,126,647      23,558,787       35,442,683
  Transfers between funds including
   guaranteed interest account, net ..............      (34,742,074)        2,544,644        (868,448)      34,320,600
  Transfers for contract benefits and
   terminations ..................................      (18,305,645)      (27,107,441)    (14,947,180)     (14,288,114)
  Contract maintenance charges ...................         (627,281)         (745,006)       (315,006)        (255,191)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (39,381,597)        2,818,844       7,428,153       55,219,978
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,274           142,191          47,668          (63,876)
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (154,147,886)     (189,644,735)    (40,418,018)      17,641,307
Net Assets - Beginning of Period .................      343,251,913       532,896,648     209,512,482      191,871,175
                                                    ---------------   ---------------   -------------    -------------
Net Assets - End of Period .......................  $   189,104,027   $   343,251,913   $ 169,094,464    $ 209,512,482
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           13,197            17,006           7,481           10,775
 Units Redeemed ..................................          (16,767)          (17,229)         (6,587)          (4,944)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (3,570)             (223)            894            5,831
                                                    ===============   ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2002              2001
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (1,090,994)  $    12,329,730
 Net realized gain (loss) on investments .........       (7,247,892)       (2,618,629)
 Change in unrealized appreciation
  (depreciation) of investments ..................        6,434,155           478,351
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,904,731)       10,189,452
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      370,679,931       306,174,021
  Transfers between funds including
   guaranteed interest account, net ..............      (57,533,259)      102,013,538
  Transfers for contract benefits and
   terminations ..................................     (248,787,451)     (166,978,112)
  Contract maintenance charges ...................         (779,510)         (542,699)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       63,579,711       240,666,748
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           17,551            85,868
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       61,692,531       250,942,068
Net Assets - Beginning of Period .................      690,093,625       439,151,557
                                                    ---------------   ---------------
Net Assets - End of Period .......................  $   751,786,156   $   690,093,625
                                                    ===============   ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           84,388           168,610
 Units Redeemed ..................................          (82,349)         (160,532)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................            2,039             8,078
                                                    ===============   ===============


                                                    EQ/Putnam Growth & Income Value   EQ/Putnam International Equity
                                                   --------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (226,261)   $  (1,796,481)   $  (2,112,343)   $  (2,455,308)
 Net realized gain (loss) on investments .........    (14,227,809)      (2,066,312)     (35,922,448)     (22,660,422)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (76,308,492)     (32,248,776)     (14,030,184)     (53,140,728)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (90,762,562)     (36,111,569)     (52,064,975)     (78,256,458)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     35,773,017       45,042,742       41,826,129       30,109,101
  Transfers between funds including
   guaranteed interest account, net ..............      1,743,531       47,569,935       (5,432,489)       5,965,686
  Transfers for contract benefits and
   terminations ..................................    (30,903,681)     (32,946,187)     (17,675,488)     (17,567,664)
  Contract maintenance charges ...................     (1,007,376)        (922,657)        (712,399)        (696,770)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,605,491       58,743,833       18,005,753       17,810,353
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,055          269,805           47,126          200,543
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (85,118,016)      22,902,069      (34,012,096)     (60,245,562)
Net Assets - Beginning of Period .................    436,836,386      413,934,317      292,848,262      353,093,824
                                                    -------------    -------------    -------------    -------------
Net Assets - End of Period .......................  $ 351,718,370    $ 436,836,386    $ 258,836,166    $ 292,848,262
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,492           11,466           43,442          112,145
 Units Redeemed ..................................         (9,152)          (6,747)         (41,811)        (110,915)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................            340            4,719            1,631            1,230
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Putnam Voyager                 EQ/Small Company Index
                                                     -----------------------------------   ---------------------------------
                                                           2002               2001               2002              2001
                                                     ----------------   ----------------   ----------------   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $   (3,132,075)    $   (4,614,310)    $    (485,553)     $   (454,746)
 Net realized gain (loss) on investments .........       (29,844,308)       (18,145,343)       (1,654,768)       (3,298,637)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (45,740,981)       (81,301,297)      (12,383,948)        4,348,285
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................       (78,717,364)      (104,060,950)      (14,524,269)          594,902
                                                      --------------     --------------     -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,509,993         20,342,389        24,794,118         4,767,656
  Transfers between funds including
   guaranteed interest account, net ..............       (21,478,033)         7,060,106         4,733,629         3,992,006
  Transfers for contract benefits and
   terminations ..................................       (18,311,605)       (22,315,008)       (4,001,647)       (3,243,488)
  Contract maintenance charges ...................          (724,930)          (788,500)         (132,359)         (107,448)
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (23,004,575)         4,298,987        25,393,741         5,408,726
                                                      --------------     --------------     -------------      ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......            27,155            201,364            31,641          (961,859)
                                                      --------------     --------------     -------------      ------------
Increase (Decrease) in Net Assets ................      (101,694,784)       (99,560,599)       10,901,113         5,041,769
Net Assets - Beginning of Period .................       296,692,871        396,253,470        61,184,207        56,142,438
                                                      --------------     --------------     -------------      ------------
Net Assets - End of Period .......................    $  194,998,087     $  296,692,871     $  72,085,320      $ 61,184,207
                                                      ==============     ==============     =============      ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             4,370             15,769             4,784             3,997
 Units Redeemed ..................................            (6,558)           (15,641)           (1,942)           (3,476)
                                                      --------------     --------------     -------------      ------------
 Net Increase (Decrease) .........................            (2,188)               128             2,842               521
                                                      ==============     ==============     =============      ============

-------
(a) Commenced operations on September 4, 2001.

(b) A substitution of EQ/Evergreen Foundation and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

(c) Commenced operations on January 14, 2002.

(d) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(f) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(h) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1) :

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega(7)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(8)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(6)
   o EQ/Small Company Index

   ----------

   (1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.

   (2) Formerly known as Lazard Large Cap Value.

   (3) Formerly known as Morgan Stanley Emerging Markets Equity.

   (4) Formerly known as EQ/Alliance High Yield.

   (5) Formerly known as MFS Growth with Income.

   (6) Formerly known as EQ/Putnam Investors Growth.

   (7) Formerly known as EQ/Evergreen.

   (8) Formerly known as EQ/Alliance Money Market.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000 and April 1, 2002, Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


1. Organization (Concluded)

   is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, and April 1, 2002 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


2. Significant Accounting Policies (Concluded)

   that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                          Purchases          Sales
                                                      ---------------- ----------------
     AXA Premier VIP Core Bond .......................    $  213,437,242   $   10,509,924
     AXA Premier VIP Health Care .....................        29,950,936        3,401,246
     AXA Premier VIP International Equity ............        34,412,081        7,747,016
     AXA Premier VIP Large Cap Core Equity ...........        32,375,020        2,289,830
     AXA Premier VIP Large Cap Growth ................        56,847,216        3,563,488
     AXA Premier VIP Large Cap Value .................        62,050,454        2,917,965
     AXA Premier VIP Small/Mid Cap Growth ............        61,289,923        5,512,125
     AXA Premier VIP Small/Mid Cap Value .............        56,048,351        4,557,987
     AXA Premier VIP Technology ......................        21,679,671        7,092,523
     EQ/Aggressive Stock .............................        13,031,188       22,281,718
     EQ/Alliance Common Stock ........................        62,332,648      110,151,351
     EQ/Alliance Growth and Income ...................       116,236,206        4,073,862
     EQ/Alliance Immediate Government Securities .....       230,240,396       44,018,070
     EQ/Alliance International .......................        72,067,171       41,988,237
     EQ/Alliance Premier Growth ......................        54,508,938       61,026,260
     EQ/Alliance Quality Bond ........................        99,547,363        9,826,515
     EQ/Alliance Small Cap Growth ....................       559,366,151      544,373,686
     EQ/Alliance Technology ..........................        40,212,985       40,173,955
     EQ/Balanced .....................................       167,720,276       44,686,539
     EQ/Bernstein Diversified Value ..................       196,946,875       32,072,846
     EQ/Calvert Socially Responsible .................         6,341,445        1,583,962
     EQ/Capital Guardian International ...............       125,556,240       93,666,266
     EQ/Capital Guardian Research ....................       306,796,349       26,027,883
     EQ/Capital Guardian U.S. Equity .................        93,219,233       25,619,805
     EQ/Emerging Markets Equity ......................       129,463,732      122,267,526
     EQ/Equity 500 Index .............................       209,790,925       90,608,843
     EQ/Evergreen Omega ..............................        12,849,523        1,832,236
     EQ/FI MidCap ....................................        81,569,045       14,173,202
     EQ/FI Small/Mid Cap Value .......................       136,583,824       21,578,939
     EQ/High Yield ...................................       102,427,919       36,706,312
     EQ/International Equity Index ...................       157,817,307      148,537,637
     EQ/J.P. Morgan Core Bond ........................       306,054,929       69,053,395
     EQ/Janus Large Cap Growth .......................        46,786,208       14,634,175
     EQ/Lazard Small Cap Value .......................       133,171,136       32,779,962
     EQ/Marsico Focus ................................       128,191,911        6,632,937
     EQ/Mercury Basic Value Equity ...................        91,155,910       21,454,566
     EQ/MFS Emerging Growth Companies ................       114,204,951      157,188,840
     EQ/MFS Investors Trust ..........................        38,151,704       32,424,406
     EQ/Money Market .................................     1,834,645,898    1,772,229,883
     EQ/Putnam Growth & Income Value .................        69,374,206       63,954,738
     EQ/Putnam International Equity ..................       511,114,721      495,171,193
     EQ/Putnam Voyager ...............................        32,333,082       58,441,543
     EQ/Small Company Index ..........................        38,244,486       13,304,582

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Balanced, EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as a broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

     --------------------------------------------------------------------------------
     November 22, 2002     Removed Portfolio           Surviving Portfolio
     --------------------------------------------------------------------------------
                                                       EQ/Capital Guardian Research
                           EQ/MFS Research Portfolio   Portfolio
     --------------------------------------------------------------------------------
     Shares -- Class B      28,166,798                   28,318,252
     Value -- Class B     $247,678,229                 $247,678,229
     Net Assets before    $247,678,229                 $ 89,132,261
     Net Assets after                                  $336,810,490

     ------------------------------------------------------------------------------------
                         EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
     ------------------------------------------------------------------------------------
     Shares -- Class B                    1,893,178                         2,046,157
     Value -- Class B                   $26,463,915                      $ 26,463,915
     Net Assets before                  $26,463,915                      $ 86,658,237
     Net Assets after                                                    $113,122,152
     ------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


5. Substitutions (Concluded)


     -----------------------------------------------------------------------------------------------------------
     November 22, 2002 (Concluded)    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Alliance Global Portfolio         EQ/Alliance International Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,327,647                             2,127,390
     Value -- Class B                 $15,620,807                          $ 15,620,807
     Net Assets before                $15,620,807                          $ 12,598,522
     Net Assets after                                                      $ 28,219,329
     -----------------------------------------------------------------------------------------------------------
     July 12, 2002                    Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP New Dimensions                EQ/Capital Guardian U.S.
                                      Portfolio                            Equity Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    199,156                           143,629,467
     Value -- Class B                 $ 1,152,217                          $  1,152,217
     Net Assets before                $ 1,152,217                          $139,282,381
     Net Assets after                                                      $140,434,598
     -----------------------------------------------------------------------------------------------------------
                                      EQ/AXP Strategy                      EQ/Alliance Small
                                      Aggressive Portfolio                 Cap Growth Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    110,236                                34,389
     Value -- Class B                 $   328,529                          $    328,529
     Net Assets before                $   328,529                          $157,608,140
     Net Assets after                                                      $157,936,669
     -----------------------------------------------------------------------------------------------------------
     May 18, 2001                     Removed Portfolio                    Surviving Portfolio
     -----------------------------------------------------------------------------------------------------------
                                      EQ/Evergreen Foundation
                                      Portfolio                            EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                  1,134,442
     Value -- Class B                 $10,743,100
     Net Assets before                $10,743,100
     -----------------------------------------------------------------------------------------------------------
                                      Mercury World Strategy Portfolio     EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                    938,656
     Value -- Class B                 $ 9,208,212
     Net Assets before                $ 9,208,212
     -----------------------------------------------------------------------------------------------------------
     Total Impact                                                          EQ/Balanced Portfolio
     -----------------------------------------------------------------------------------------------------------
     Shares -- Class B                                                        1,217,578
     Value -- Class B                                                        19,951,312
     Net Assets before                                                     Not held before merger
     Net Assets after                                                      $ 19,951,312
-------------------------------------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:



                                                                                 Asset-based                    Current     Maximum
                                                               Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                               Expense Risks       Charge          Charge        Charge     Charge
                                                              --------------- ---------------- -------------- ----------- ----------
     Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
     Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
     Accumulator and Rollover IRA issued before
       May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
     Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
     Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
     Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
     Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
     Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
     Equitable Accumulator Select .........................   1.10%           0.25%            0.35%          1.70%       1.70%
     Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
     Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

   The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................      $  10.76     --       --       --       --
0.95% Class B (m) ..........................................      $  10.71     --       --       --       --
1.20% Class B (m) ..........................................      $  10.69     --       --       --       --
1.35% Class B (m) ..........................................      $  10.67     --       --       --       --
1.40% Class B (m) ..........................................      $  10.67     --       --       --       --
1.55% Class B (m) ..........................................      $  10.65     --       --       --       --
1.60% Class B (m) ..........................................      $  10.64     --       --       --       --
1.70% Class B (m) ..........................................      $  10.63     --       --       --       --
1.80% Class B (m) ..........................................      $  10.62     --       --       --       --
1.90% Class B (m) ..........................................      $  10.61     --       --       --       --
Net Assets (000's) .........................................      $204,776     --       --       --       --
Investment Income Ratio Class B** ..........................          5.63%    --       --       --       --
Number of units outstanding, end of period (000's) .........        19,201     --       --       --       --
Total Return
 Lowest 1.90% ..............................................          4.02%    --       --       --       --
 Highest 0.50% .............................................          5.39%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.97      --       --       --       --
0.95% Class B (m) ..........................................     $   7.93      --       --       --       --
1.20% Class B (m) ..........................................     $   7.91      --       --       --       --
1.35% Class B (m) ..........................................     $   7.90      --       --       --       --
1.40% Class B (m) ..........................................     $   7.89      --       --       --       --
1.55% Class B (m) ..........................................     $   7.88      --       --       --       --
1.60% Class B (m) ..........................................     $   7.88      --       --       --       --
1.70% Class B (m) ..........................................     $   7.87      --       --       --       --
1.80% Class B (m) ..........................................     $   7.86      --       --       --       --
1.90% Class B (m) ..........................................     $   7.85      --       --       --       --
Net Assets (000's) .........................................     $ 25,215      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,195      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (20.63)%    --       --       --       --
 Highest 0.50% .............................................       (19.41)%    --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   7.87      --       --       --       --
0.95% Class B (m) ..........................................     $   7.84      --       --       --       --
1.20% Class B (m) ..........................................     $   7.82      --       --       --       --
1.35% Class B (m) ..........................................     $   7.81      --       --       --       --
1.40% Class B (m) ..........................................     $   7.80      --       --       --       --
1.55% Class B (m) ..........................................     $   7.79      --       --       --       --
1.60% Class B (m) ..........................................     $   7.79      --       --       --       --
1.70% Class B (m) ..........................................     $   7.78      --       --       --       --
1.80% Class B (m) ..........................................     $   7.77      --       --       --       --
1.90% Class B (m) ..........................................     $   7.76      --       --       --       --
Net Assets (000's) .........................................     $ 25,053      --       --       --       --
Investment Income Ratio Class B** ..........................          --       --       --       --       --
Number of units outstanding, end of period (000's) .........        3,212      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               -------------------------------------------------
                                                                    2002         2001     2000     1999     1998
                                                                   ------       ------   ------   ------   -----
AXA Premier VIP International Equity (Concluded)
------------------------------------------------
Total Return
 Lowest 1.90% ..............................................        (19.75)%    --       --       --       --
 Highest 0.50% .............................................        (18.61)%    --       --       --       --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.71      --       --       --       --
0.95% Class B (m) ..........................................     $    7.67      --       --       --       --
1.20% Class B (m) ..........................................     $    7.65      --       --       --       --
1.35% Class B (m) ..........................................     $    7.64      --       --       --       --
1.40% Class B (m) ..........................................     $    7.64      --       --       --       --
1.55% Class B (m) ..........................................     $    7.63      --       --       --       --
1.60% Class B (m) ..........................................     $    7.62      --       --       --       --
1.70% Class B (m) ..........................................     $    7.61      --       --       --       --
1.80% Class B (m) ..........................................     $    7.61      --       --       --       --
1.90% Class B (m) ..........................................     $    7.60      --       --       --       --
Net Assets (000's) .........................................     $  28,181      --       --       --       --
Investment Income Ratio Class B** ..........................          0.49%     --       --       --       --
Number of units outstanding, end of period (000's) .........         3,689      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (23.69)%    --       --       --       --
 Highest 0.50% .............................................        (22.59)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    6.84      --       --       --       --
0.95% Class B (m) ..........................................     $    6.81      --       --       --       --
1.20% Class B (m) ..........................................     $    6.80      --       --       --       --
1.35% Class B (m) ..........................................     $    6.79      --       --       --       --
1.40% Class B (m) ..........................................     $    6.78      --       --       --       --
1.55% Class B (m) ..........................................     $    6.77      --       --       --       --
1.60% Class B (m) ..........................................     $    6.77      --       --       --       --
1.70% Class B (m) ..........................................     $    6.76      --       --       --       --
1.80% Class B (m) ..........................................     $    6.76      --       --       --       --
1.90% Class B (m) ..........................................     $    6.75      --       --       --       --
Net Assets (000's) .........................................     $  49,222      --       --       --       --
Investment Income Ratio Class B** ..........................            --      --       --       --       --
Number of units outstanding, end of period (000's) .........         7,258      --       --       --       --
Total Return
 Lowest 1.90% ..............................................        (30.98)%    --       --       --       --
 Highest 0.50% .............................................        (30.13)%    --       --       --       --

AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $    7.98      --       --       --       --
0.95% Class B (m) ..........................................     $    7.94      --       --       --       --
1.20% Class B (m) ..........................................     $    7.92      --       --       --       --
1.35% Class B (m) ..........................................     $    7.91      --       --       --       --
1.40% Class B (m) ..........................................     $    7.90      --       --       --       --
1.55% Class B (m) ..........................................     $    7.89      --       --       --       --
1.60% Class B (m) ..........................................     $    7.89      --       --       --       --
1.70% Class B (m) ..........................................     $    7.88      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                                 ------------------------------------------------
                                                                      2002        2001     2000     1999     1998
                                                                 -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value (Concluded)
-------------------------------------------
1.80% Class B (m) ............................................     $   7.87      --       --       --       --
1.90% Class B (m) ............................................     $   7.86      --       --       --       --
Net Assets (000's) ...........................................     $ 55,122      --       --       --       --
Investment Income Ratio Class B** ............................         1.00%     --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,974      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (20.04)%    --       --       --       --
 Highest 0.50% ...............................................       (18.82)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   6.25      --       --       --       --
0.95% Class B (m) ............................................     $   6.22      --       --       --       --
1.20% Class B (m) ............................................     $   6.21      --       --       --       --
1.35% Class B (m) ............................................     $   6.20      --       --       --       --
1.40% Class B (m) ............................................     $   6.20      --       --       --       --
1.55% Class B (m) ............................................     $   6.19      --       --       --       --
1.60% Class B (m) ............................................     $   6.18      --       --       --       --
1.70% Class B (m) ............................................     $   6.18      --       --       --       --
1.80% Class B (m) ............................................     $   6.17      --       --       --       --
1.90% Class B (m) ............................................     $   6.16      --       --       --       --
Net Assets (000's) ...........................................     $ 51,568      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        8,322      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (37.46)%    --       --       --       --
 Highest 0.50% ...............................................       (36.61)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   7.43      --       --       --       --
0.95% Class B (m) ............................................     $   7.40      --       --       --       --
1.20% Class B (m) ............................................     $   7.38      --       --       --       --
1.35% Class B (m) ............................................     $   7.37      --       --       --       --
1.40% Class B (m) ............................................     $   7.37      --       --       --       --
1.55% Class B (m) ............................................     $   7.35      --       --       --       --
1.60% Class B (m) ............................................     $   7.35      --       --       --       --
1.70% Class B (m) ............................................     $   7.34      --       --       --       --
1.80% Class B (m) ............................................     $   7.34      --       --       --       --
1.90% Class B (m) ............................................     $   7.33      --       --       --       --
Net Assets (000's) ...........................................     $ 48,169      --       --       --       --
Investment Income Ratio Class B** ............................           --      --       --       --       --
Number of units outstanding, end of period (000's) ...........        6,540      --       --       --       --
Total Return
 Lowest 1.90% ................................................       (24.59)%    --       --       --       --
 Highest 0.50% ...............................................       (23.64)%    --       --       --       --

AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................     $   5.71      --       --       --       --
0.95% Class B (m) ............................................     $   5.69      --       --       --       --
1.20% Class B (m) ............................................     $   5.67      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002          2001           2000         1999          1998
                                                               ------------- -------------  ------------- ------------ ------------
AXA Premier VIP Technology (Concluded)
--------------------------------------
1.35% Class B (m) ............................................   $   5.66            --             --            --           --
1.40% Class B (m) ............................................   $   5.66            --             --            --           --
1.55% Class B (m) ............................................   $   5.65            --             --            --           --
1.60% Class B (m) ............................................   $   5.65            --             --            --           --
1.70% Class B (m) ............................................   $   5.64            --             --            --           --
1.80% Class B (m) ............................................   $   5.64            --             --            --           --
1.90% Class B (m) ............................................   $   5.63            --             --            --           --
Net Assets (000's) ...........................................   $ 13,072            --             --            --           --
Investment Income Ratio Class B** ............................         --            --             --            --           --
Number of units outstanding, end of period (000's) ...........      2,311            --             --            --           --
Total Return
 Lowest 1.90% ................................................     (44.75)%          --             --            --           --
 Highest 0.50% ...............................................     (44.02)%          --             --            --           --

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  41.54      $  58.69       $  78.83            --           --
0.95% Class B (e) ............................................   $  38.47      $  54.60       $  73.67      $  85.83           --
1.20% Class B ................................................   $  36.85      $  52.44       $  70.94      $  82.86      $ 70.74
1.35% Class B ................................................   $  35.92      $  51.19       $  69.35      $  81.12      $ 69.37
1.40% Class B (n) ............................................   $  35.61            --             --            --           --
1.55% Class B (f) ............................................   $  34.70      $  49.56       $  67.28            --           --
1.60% Class B ................................................   $  34.41      $  49.16       $  66.77      $  78.30      $ 67.13
1.70% Class B (n) ............................................   $  33.82            --             --            --           --
1.80% Class B (b) ............................................   $  33.24      $  47.59             --            --           --
1.90% Class B (b) ............................................   $  32.67      $  46.83             --            --           --
Net Assets (000's) ...........................................   $ 60,793      $ 96,588       $135,269      $123,032      $85,029
Investment Income Ratio Class B** ............................       0.01%         0.28%          0.17%         0.14%        0.40%
Number of units outstanding, end of period (000's) ...........      1,711         1,907          1,965         1,517        1,221
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (30.23)%       13.23%        (14.73)%       16.64%       (1.55)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (29.22)%      (25.55)%       (13.77)%       17.42%       (1.16)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $ 180.32      $ 271.84       $ 306.09            --           --
0.95% Class B (e) ............................................   $ 159.61      $ 241.72       $ 273.42      $ 321.89           --
1.20% Class B ................................................   $ 149.11      $ 226.39       $ 256.74      $ 303.01     $ 245.58
1.35% Class B ................................................   $ 143.14      $ 217.65       $ 247.21      $ 292.20     $ 237.18
1.40% Class B (n) ............................................   $ 141.20            --             --            --           --
1.55% Class B (f) ............................................   $ 135.53      $ 206.51       $ 235.03            --           --
1.60% Class B ................................................   $ 133.70      $ 203.81       $ 232.08      $ 275.01     $ 223.79
1.70% Class B (n) ............................................   $ 130.09            --             --            --           --
1.80% Class B (b) ............................................   $ 126.58      $ 193.35             --            --           --
1.90% Class B (b) ............................................   $ 123.15      $ 188.32             --            --           --
Net Assets (000's) ...........................................   $453,046      $743,618       $846,591      $817,163     $430,048
Investment Income Ratio Class B** ............................       0.05%         2.15%          0.45%         0.58%        0.35%
Number of units outstanding, end of period (000's) ...........      3,226         3,478          3,465         2,804        1,807
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (34.61)%        9.33%        (15.61)%       22.89%       26.99%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (33.67)%      (11.19)%       (14.67)%       23.70%       27.51%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  21.46      --       --       --       --
0.95% Class B (m) ..........................................     $  20.58      --       --       --       --
1.20% Class B (m) ..........................................     $  20.11      --       --       --       --
1.35% Class B (m) ..........................................     $  19.83      --       --       --       --
1.40% Class B (m) ..........................................     $  19.73      --       --       --       --
1.55% Class B (m) ..........................................     $  19.46      --       --       --       --
1.60% Class B (m) ..........................................     $  19.37      --       --       --       --
1.70% Class B (m) ..........................................     $  19.19      --       --       --       --
1.80% Class B (m) ..........................................     $  19.01      --       --       --       --
1.90% Class B (m) ..........................................     $  18.83      --       --       --       --
Net Assets (000's) .........................................     $104,247      --       --       --       --
Investment Income Ratio Class B** ..........................         2.86%     --       --       --       --
Number of units outstanding, end of period (000's) .........        5,280      --       --       --       --
Total Return
 Lowest 1.90% ..............................................       (21.21)%    --       --       --       --
 Highest 0.50% .............................................       (20.16)%    --       --       --       --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $  20.36      --       --       --       --
0.95% Class B (m) ..........................................     $  19.30      --       --       --       --
1.20% Class B (m) ..........................................     $  18.73      --       --       --       --
1.35% Class B (m) ..........................................     $  18.40      --       --       --       --
1.40% Class B (m) ..........................................     $  18.29      --       --       --       --
1.55% Class B (m) ..........................................     $  17.97      --       --       --       --
1.60% Class B (m) ..........................................     $  17.86      --       --       --       --
1.70% Class B (m) ..........................................     $  17.65      --       --       --       --
1.80% Class B (m) ..........................................     $  17.44      --       --       --       --
1.90% Class B (m) ..........................................     $  17.23      --       --       --       --
Net Assets (000's) .........................................     $183,406      --       --       --       --
Investment Income Ratio Class B** ..........................        10.01%     --       --       --       --
Number of units outstanding, end of period (000's) .........       10,061      --       --       --       --
Total Return
 Lowest 1.90% ..............................................         7.22%     --       --       --       --
 Highest 0.50% .............................................         8.41%     --       --       --       --

EQ/Alliance International (s)
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ..........................................     $   9.14      --       --       --       --
0.95% Class B (m) ..........................................     $   8.82      --       --       --       --
1.20% Class B (m) ..........................................     $   8.65      --       --       --       --
1.35% Class B (m) ..........................................     $   8.55      --       --       --       --
1.40% Class B (m) ..........................................     $   8.52      --       --       --       --
1.55% Class B (m) ..........................................     $   8.42      --       --       --       --
1.60% Class B (m) ..........................................     $   8.38      --       --       --       --
1.70% Class B (m) ..........................................     $   8.32      --       --       --       --
1.80% Class B (m) ..........................................     $   8.25      --       --       --       --
1.90% Class B (m) ..........................................     $   8.19      --       --       --       --
Net Assets (000's) .........................................     $ 29,069      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002          2001          2000         1999         1998
                                                               -------------- ------------ ------------- ------------ -----------
EQ/Alliance International (s) (Concluded)
-----------------------------------------
Number of units outstanding, end of period (000's) ...........       3,406            --           --            --          --
Total Return
 Lowest 1.90% ................................................      (10.49)%          --           --            --          --
 Highest 0.50% ...............................................       (9.33)%          --           --            --          --

EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    4.99      $   7.29      $  9.63            --          --
0.95% Class B (e) ............................................   $    4.91      $   7.20      $  9.56       $ 11.82          --
1.20% Class B (d) ............................................   $    4.86      $   7.15      $  9.52       $ 11.80          --
1.35% Class B (d) ............................................   $    4.84      $   7.12      $  9.49       $ 11.79          --
1.40% Class B (n) ............................................   $    4.83            --           --            --          --
1.55% Class B (f) ............................................   $    4.80      $   7.08      $  9.46            --          --
1.60% Class B (d) ............................................   $    4.79      $   7.07      $  9.45       $ 11.77          --
1.70% Class B (n) ............................................   $    4.77            --           --            --          --
1.80% Class B (b) ............................................   $    4.76      $   7.03           --            --          --
1.90% Class B (b) ............................................   $    4.74      $   7.02           --            --          --
Net Assets (000's) ...........................................   $ 232,039      $347,643     $388,954      $168,756          --
Investment Income Ratio Class B** ............................          --          0.01%        0.79%         0.73%         --
Number of units outstanding, end of period (000's) ...........      48,237        49,585       41,078        14,323          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (32.48)%        4.83%      (19.71)%       17.72%         --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (31.55)%      (24.30)%     (18.80)%       18.24%         --

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (m) ............................................   $   16.46            --           --            --          --
0.95% Class B (m) ............................................   $   15.78            --           --            --          --
1.20% Class B (m) ............................................   $   15.42            --           --            --          --
1.35% Class B (m) ............................................   $   15.20            --           --            --          --
1.40% Class B (m) ............................................   $   15.13            --           --            --          --
1.55% Class B (m) ............................................   $   14.92            --           --            --          --
1.60% Class B (m) ............................................   $   14.85            --           --            --          --
1.70% Class B (m) ............................................   $   14.71            --           --            --          --
1.80% Class B (m) ............................................   $   14.58            --           --            --          --
1.90% Class B (m) ............................................   $   14.44            --           --            --          --
Net Assets (000's) ...........................................   $  89,679            --           --            --          --
Investment Income Ratio Class B** ............................        7.92%           --           --            --          --
Number of units outstanding, end of period (000's) ...........       5,930            --           --            --          --
Total Return
 Lowest 1.90% ................................................        4.49%           --           --            --          --
 Highest 0.50% ...............................................        5.92%           --           --            --          --

EQ/Alliance Small Cap Growth (q)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   10.32      $  14.86     $  17.22            --          --
0.95% Class B (e) ............................................   $   10.05      $  14.55     $  16.93      $  15.04          --
1.20% Class B ................................................   $    9.91      $  14.38     $  16.78      $  14.94     $ 11.85
1.35% Class B ................................................   $    9.83      $  14.28     $  16.68      $  14.88     $ 11.82
1.40% Class B (n) ............................................   $    9.80            --           --            --          --
1.55% Class B (f) ............................................   $    9.71      $  14.14     $  16.56            --          --
1.60% Class B ................................................   $    9.69      $  14.11     $  16.53      $  14.78     $ 11.77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001          2000          1999          1998
                                                               ------------- ------------- ------------- ------------- -------------
EQ/Alliance Small Cap Growth (q) (Concluded)
--------------------------------------------
1.70% Class B (n) ............................................   $   9.63            --             --            --           --
1.80% Class B (b) ............................................   $   9.57      $  13.98             --            --           --
1.90% Class B (b) ............................................   $   9.52      $  13.91             --            --           --
Net Assets (000's) ...........................................   $160,910      $209,134      $ 230,265     $ 115,688     $ 75,806
Investment Income Ratio Class B** ............................         --          1.04%            --            --           --
Number of units outstanding, end of period (000's) ...........     16,457        14,714         13,841         7,780        6,414
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (31.56)%       14.37%         11.84%        25.57%       (5.99)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (30.55)%      (13.70)%        13.08%        26.41%       (5.58)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   2.95      $   5.00      $    6.65            --           --
0.95% Class B (g) ............................................   $   2.91      $   4.96      $    6.63            --           --
1.20% Class B (g) ............................................   $   2.89      $   4.94      $    6.62            --           --
1.35% Class B (g) ............................................   $   2.88      $   4.93      $    6.61            --           --
1.40% Class B (n) ............................................   $   2.88            --             --            --           --
1.55% Class B (g) ............................................   $   2.86      $   4.91      $    6.61            --           --
1.60% Class B (g) ............................................   $   2.86      $   4.91      $    6.60            --           --
1.70% Class B (n) ............................................   $   2.85            --             --            --           --
1.80% Class B (b) ............................................   $   2.84      $   4.89             --            --           --
1.90% Class B (b) ............................................   $   2.84      $   4.88             --            --           --
Net Assets (000's) ...........................................   $ 60,201      $102,608      $  90,127            --           --
Investment Income Ratio Class B** ............................         --          0.01%            --            --           --
Number of units outstanding, end of period (000's) ...........     20,996        20,883         13,643            --           --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (41.80)%       21.23%        (33.97)%          --           --
 Highest 0.50%, 0.50%, 0.50% .................................     (41.00)%      (24.81)%       (33.48)%          --           --

EQ/Balanced (k)(s)
------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $  40.59            --             --            --           --
0.95% Class B (k) ............................................   $  37.59      $  43.48             --            --           --
1.20% Class B (n) ............................................   $  36.01            --             --            --           --
1.35% Class B (k) ............................................   $  35.10      $  40.77             --            --           --
1.40% Class B (n) ............................................   $  34.80            --             --            --           --
1.55% Class B (k) ............................................   $  33.91      $  39.47             --            --           --
1.60% Class B (k) ............................................   $  33.62      $  39.15             --            --           --
1.70% Class B (n) ............................................   $  33.05            --             --            --           --
1.80% Class B (b) ............................................   $  32.48      $  37.90             --            --           --
1.90% Class B (b) ............................................   $  31.93      $  37.29             --            --           --
Net Assets (000's) ...........................................   $137,208      $ 20,337             --            --           --
Investment Income Ratio Class B** ............................       2.19%         3.88%            --            --           --
Number of units outstanding, end of period (000's) ...........      3,929           507             --            --           --
Total Return
 Lowest 1.90%, 1.90% .........................................     (14.37)%        5.14%            --            --           --
 Highest 0.50%, 0.95% ........................................     (11.86)%       (5.55)%           --            --           --

EQ/Bernstein Diversified Value
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.58      $  12.31      $   12.01            --           --
0.95% Class B (e) ............................................   $  10.35      $  12.09      $   11.84      $  12.20           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ -----------
EQ/Bernstein Diversified Value (Concluded)
------------------------------------------
1.20% Class B (a) ............................................   $  10.22      $  11.97     $  11.75      $  12.13     $ 11.86
1.35% Class B (a) ............................................   $  10.14      $  11.90     $  11.70      $  12.10     $ 11.84
1.40% Class B (n) ............................................   $  10.11            --           --            --          --
1.55% Class B (f) ............................................   $  10.04      $  11.80     $  11.63            --          --
1.60% Class B (a) ............................................   $  10.01      $  11.78     $  11.61      $  12.04     $ 11.81
1.70% Class B (n) ............................................   $   9.96            --           --            --          --
1.80% Class B (b) ............................................   $   9.91      $  11.68           --            --          --
1.90% Class B (b) ............................................   $   9.86      $  11.64           --            --          --
Net Assets (000's) ...........................................   $373,343      $256,192     $174,965      $133,082     $71,422
Investment Income Ratio Class B** ............................       1.59%         1.05%        0.89%         2.97%       1.04%
Number of units outstanding, end of period (000's) ...........     36,996        21,630       14,989        11,006       6,033
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (15.29)%        7.18%       (3.57)%        1.95%      18.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (14.05)%        2.50%       (2.45)%        2.55%      18.62%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   6.48      $   8.85           --            --          --
0.95% Class B (l) ............................................   $   6.38      $   8.76           --            --          --
1.20% Class B (l) ............................................   $   6.33      $   8.70           --            --          --
1.35% Class B (l) ............................................   $   6.29      $   8.67           --            --          --
1.40% Class B (n) ............................................   $   6.28            --           --            --          --
1.55% Class B (l) ............................................   $   6.25      $   8.63           --            --          --
1.60% Class B (l) ............................................   $   6.24      $   8.62           --            --          --
1.70% Class B (n) ............................................   $   6.22            --           --            --          --
1.80% Class B (b) ............................................   $   6.20      $   8.58           --            --          --
1.90% Class B (b) ............................................   $   6.18      $   8.56           --            --          --
Net Assets (000's) ...........................................   $  4,578      $    328           --            --          --
Investment Income Ratio Class B** ............................         --            --           --            --          --
Number of units outstanding, end of period (000's) ...........        731            38           --            --          --
Total Return
 Lowest 1.90%, 1.90% .........................................     (27.80)%        7.16%          --            --          --
 Highest 0.50%, 0.50% ........................................     (26.78)%        2.89%          --            --          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.52      $   8.90     $  11.30            --          --
0.95% Class B (e) ............................................   $   7.40      $   8.79     $  11.22      $  14.00          --
1.20% Class B (d) ............................................   $   7.33      $   8.73     $  11.17      $  13.97          --
1.35% Class B (d) ............................................   $   7.29      $   8.69     $  11.14      $  13.96          --
1.40% Class B (n) ............................................   $   7.27            --           --            --          --
1.55% Class B (f) ............................................   $   7.23      $   8.65     $  11.10            --          --
1.60% Class B (d) ............................................   $   7.22      $   8.64     $  11.09      $  13.93          --
1.70% Class B (n) ............................................   $   7.19            --           --            --          --
1.80% Class B (b) ............................................   $   7.16      $   8.59           --            --          --
1.90% Class B (b) ............................................   $   7.14      $   8.57           --            --          --
Net Assets (000's) ...........................................   $114,882      $ 99,965     $109,358      $ 38,743          --
Investment Income Ratio Class B** ............................       1.42%         1.77%        0.47%           --          --
Number of units outstanding, end of period (000's) ...........     15,843        11,548        9,845         2,778          --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (16.69)%        7.25%      (20.39)%       39.35%         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001           2000          1999       1998
                                                               -------------- --------------  ------------- ----------- ----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (15.51)%       (21.24)%       (19.50)%      39.96%        --

EQ/Capital Guardian Research (r)
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.22      $   10.97      $   11.25           --         --
0.95% Class B (e) ............................................   $    8.08      $   10.83      $   11.16      $ 10.64         --
1.20% Class B (d) ............................................   $    8.01      $   10.76      $   11.12      $ 10.62         --
1.35% Class B (d) ............................................   $    7.97      $   10.72      $   11.09      $ 10.61         --
1.40% Class B (n) ............................................   $    7.95             --             --           --         --
1.55% Class B (f) ............................................   $    7.91      $   10.66      $   11.05           --         --
1.60% Class B (d) ............................................   $    7.89      $   10.65      $   11.04      $ 10.60         --
1.70% Class B (n) ............................................   $    7.86             --             --           --         --
1.80% Class B (b) ............................................   $    7.83      $   10.59             --           --         --
1.90% Class B (b) ............................................   $    7.80      $   10.56             --           --         --
Net Assets (000's) ...........................................   $ 324,026      $  79,895      $  62,742      $20,913         --
Investment Income Ratio Class B** ............................        0.43%          0.22%          1.69%        0.42%        --
Number of units outstanding, end of period (000's) ...........      40,818          7,485          5,673        1,972         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (26.14)%        11.48%          4.15%        5.95%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (25.07)%        (2.49)%         5.38%        6.42%        --

EQ/Capital Guardian U.S. Equity (p)
-----------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    7.89      $   10.39      $   10.66           --         --
0.95% Class B (e) ............................................   $    7.76      $   10.26      $   10.58      $ 10.31         --
1.20% Class B (d) ............................................   $    7.69      $   10.20      $   10.53      $ 10.29         --
1.35% Class B (d) ............................................   $    7.65      $   10.15      $   10.50      $ 10.28         --
1.40% Class B (n) ............................................   $    7.63             --             --           --         --
1.55% Class B (f) ............................................   $    7.59      $   10.10      $   10.47           --         --
1.60% Class B (d) ............................................   $    7.57      $   10.09      $   10.46      $ 10.26         --
1.70% Class B (n) ............................................   $    7.55             --             --           --         --
1.80% Class B (b) ............................................   $    7.52      $   10.03             --           --         --
1.90% Class B (b) ............................................   $    7.49      $   10.00             --           --         --
Net Assets (000's) ...........................................   $ 189,328      $ 163,523      $ 121,719      $54,949         --
Investment Income Ratio Class B** ............................        0.42%          0.32%          2.33%        1.28%        --
Number of units outstanding, end of period (000's) ...........      24,868         16,170         11,617        5,350         --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................      (25.10)%        12.51%          1.95%        2.62%        --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................      (24.06)%        (2.53)%         3.07%        3.07%        --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    5.94      $    6.34      $    6.72           --         --
0.95% Class B (e) ............................................   $    5.80      $    6.22      $    6.62      $ 11.15         --
1.20% Class B (a) ............................................   $    5.72      $    6.15      $    6.56      $ 11.08     $ 5.73
1.35% Class B (a) ............................................   $    5.67      $    6.11      $    6.53      $ 11.04     $ 5.72
1.40% Class B (n) ............................................   $    5.66             --             --           --         --
1.55% Class B (f) ............................................   $    5.61      $    6.06      $    6.49           --         --
1.60% Class B (a) ............................................   $    5.59      $    6.04      $    6.47      $ 10.97     $ 5.70
1.70% Class B (n) ............................................   $    5.56             --             --           --         --
1.80% Class B (b) ............................................   $    5.53      $    5.99             --           --         --
1.90% Class B (b) ............................................   $    5.50      $    5.96             --           --         --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                      Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001         2000          1999          1998
                                                               ------------- ------------- ------------- ------------ --------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Net Assets (000's) ...........................................   $ 58,530      $ 55,188     $  57,855      $ 53,732     $   11,574
Investment Income Ratio Class B** ............................         --            --            --            --             --
Number of units outstanding, end of period (000's) ...........     10,375         9,079         8,892         4,873          2,042
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (7.72)%       27.64%       (41.02)%       92.46%        (28.19)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (6.31)%       (5.65)%      (40.34)%       93.89%        (27.90)%

EQ/Equity 500 Index (j)
-----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  20.16      $  26.11     $   29.88            --             --
0.95% Class B (g) ............................................   $  19.37      $  25.20     $   28.97            --             --
1.20% Class B (g) ............................................   $  18.94      $  24.71     $   28.47            --             --
1.35% Class B ................................................   $  18.69      $  24.41     $   28.18      $  31.67     $    26.73
1.40% Class B (n) ............................................   $  18.61            --            --            --             --
1.55% Class B (g) ............................................   $  18.36      $  24.03     $   27.79            --             --
1.60% Class B (g) ............................................   $  18.28      $  23.93     $   27.69            --             --
1.70% Class B (n) ............................................   $  18.11            --            --            --             --
1.80% Class B (b) ............................................   $  17.95      $  23.56            --            --             --
1.90% Class B (b) ............................................   $  17.79      $  23.37            --            --             --
Net Assets (000's) ...........................................   $561,948      $586,435     $ 622,118            --             --
Investment Income Ratio Class B** ............................       1.04%         0.85%         1.96%         0.91%          0.90%
Number of units outstanding, end of period (000's) ...........     30,324        24,226        22,202            --             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.35%, 1.35% ....................     (23.88)%        7.81%       (11.24)%       18.48%         26.03%
 Highest 0.50%, 0.50%, 0.50%, 1.35%, 1.35% ...................     (22.79)%      (12.62)%      (10.26)%       18.48%         26.03%

EQ/Evergreen Omega
------------------
Unit Value 0.95% to 1.90%*
0.50% Class B (n) ............................................   $   5.99            --            --            --             --
0.95% Class B (e) ............................................   $   5.88      $   7.81     $    9.50      $  10.87             --
1.20% Class B (n) ............................................   $   5.82            --            --            --             --
1.35% Class B (c) ............................................   $   5.79      $   7.72     $    9.43      $  10.82             --
1.40% Class B (n) ............................................   $   5.77            --            --            --             --
1.55% Class B (f) ............................................   $   5.74      $   7.67     $    9.39            --             --
1.60% Class B (c) ............................................   $   5.73      $   7.66     $    9.38      $  10.80             --
1.70% Class B (n) ............................................   $   5.70            --            --            --             --
1.80% Class B (b) ............................................   $   5.68      $   7.61            --            --             --
1.90% Class B (b) ............................................   $   5.66      $   7.59            --            --             --
Net Assets (000's) ...........................................   $ 13,052      $  3,565     $   2,455      $  1,050             --
Investment Income Ratio Class B** ............................         --          0.01%         0.30%         0.66%            --
Number of units outstanding, end of period (000's) ...........      2,262           464           261            97             --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (25.43)%        8.89%       (13.15)%        7.97%            --
 Highest 0.50%, 0.95%, 0.95%, 0.95% ..........................     (24.37)%      (17.79)%      (12.60)%        8.68%            --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.01      $   8.64     $   10.03            --             --
0.95% Class B (h) ............................................   $   6.93      $   8.59     $   10.01            --             --
1.20% Class B (h) ............................................   $   6.89      $   8.56     $   10.00            --             --
1.35% Class B (h) ............................................   $   6.87      $   8.54     $   10.00            --             --
1.40% Class B (n) ............................................   $   6.86            --            --            --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                        Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2002          2001           2000          1999          1998
                                                               ------------- -------------  ------------- ------------- ------------
EQ/FI Mid Cap (Concluded)
-------------------------
1.55% Class B (h) ............................................   $   6.84      $   8.52       $   9.99            --            --
1.60% Class B (h) ............................................   $   6.83      $   8.51       $   9.99            --            --
1.70% Class B (n) ............................................   $   6.81            --             --            --            --
1.80% Class B (b) ............................................   $   6.80      $   8.49             --            --            --
1.90% Class B (b) ............................................   $   6.78      $   8.48             --            --            --
Net Assets (000's) ...........................................   $129,102      $ 80,508       $ 18,728            --            --
Investment Income Ratio Class B** ............................       0.01%         0.23%          0.41%           --            --
Number of units outstanding, end of period (000's) ...........     18,844         9,447          1,874            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (20.05)%       16.73%         (0.01)%          --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (18.87)%      (13.86)%         0.26%           --            --

EQ/FI Small/Mid Cap
-------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.89      $  11.66       $  11.27            --            --
0.95% Class B (h) ............................................   $   9.64      $  11.41       $  11.08            --            --
1.20% Class B (h) ............................................   $   9.51      $  11.28       $  10.98            --            --
1.35% Class B (h) ............................................   $   9.42      $  11.20       $  10.92            --            --
1.40% Class B (n) ............................................   $   9.40            --             --            --            --
1.55% Class B (h) ............................................   $   9.32      $  11.09       $  10.84            --            --
1.60% Class B (h) ............................................   $   9.29      $  11.07       $  10.82            --            --
1.70% Class B (n) ............................................   $   9.24            --             --            --            --
1.80% Class B (b) ............................................   $   9.18      $  10.96             --            --            --
1.90% Class B (b) ............................................   $   9.13      $  10.91             --            --            --
Net Assets (000's) ...........................................   $173,781      $ 82,875       $  7,396            --            --
Investment Income Ratio Class B** ............................       0.70%         0.97%          2.30%           --            --
Number of units outstanding, end of period (000's) ...........     18,536         7,454            681            --            --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................     (16.32)%       13.94%          3.46%           --            --
 Highest 0.50%, 0.50%, 0.50% .................................     (15.18)%        3.46%          4.61%           --            --

EQ/High Yield
-------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  26.08      $  27.00       $  26.95            --            --
0.95% Class B (e) ............................................   $  24.25      $  25.23       $  25.30      $  28.03            --
1.20% Class B ................................................   $  23.29      $  24.29       $  24.42      $  27.13       $ 28.48
1.35% Class B ................................................   $  22.73      $  23.74       $  23.90      $  26.59       $ 27.96
1.40% Class B (n) ............................................   $  22.55            --             --            --            --
1.55% Class B (f) ............................................   $  22.00      $  23.03       $  23.23            --            --
1.60% Class B ................................................   $  21.83      $  22.86       $  23.07      $  25.73       $ 27.12
1.70% Class B (n) ............................................   $  21.48            --             --            --            --
1.80% Class B (b) ............................................   $  21.13      $  22.17             --            --            --
1.90% Class B (b) ............................................   $  20.79      $  21.83             --            --            --
Net Assets (000's) ...........................................   $228,627      $187,477       $156,909      $157,921      $143,036
Investment Income Ratio Class B** ............................      10.07%        10.30%         11.18%        12.15%        11.53%
Number of units outstanding, end of period (000's) ...........     10,205         8,008          6,613         5,951         5,113
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (4.76)%        5.85%        (10.34)%       (5.13)%       (6.90)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (3.41)%        0.19%         (9.35)%       (4.50)%       (6.50)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- -----------
EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   7.53      $   9.21      $  12.42            --           --
0.95% Class B (e) ..........................................   $   7.36      $   9.05      $  12.26       $ 15.02           --
1.20% Class B (a) ..........................................   $   7.27      $   8.96      $  12.16       $ 14.94      $ 11.87
1.35% Class B (a) ..........................................   $   7.21      $   8.90      $  12.11       $ 14.90      $ 11.85
1.40% Class B (n) ..........................................   $   7.19            --            --            --           --
1.55% Class B (f) ..........................................   $   7.14      $   8.83      $  12.04            --           --
1.60% Class B (a) ..........................................   $   7.12      $   8.81      $  12.02       $ 14.82      $ 11.82
1.70% Class B (n) ..........................................   $   7.08            --            --            --           --
1.80% Class B (b) ..........................................   $   7.05      $   8.74            --            --           --
1.90% Class B (b) ..........................................   $   7.01      $   8.71            --            --           --
Net Assets (000's) .........................................   $ 61,433      $ 63,725      $ 80,736       $63,426      $24,688
Investment Income Ratio Class B** ..........................       1.02%         0.33%         1.00%         2.06%        2.30%
Number of units outstanding, end of period (000's) .........      8,565         7,195         6,688         4,262        2,084
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................     (19.52)%        0.57%       (18.89)%       25.38%       18.17%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% .................     (18.24)%      (25.85)%      (18.02)%       26.26%       18.65%

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $  13.80      $  12.65      $  11.78            --           --
0.95% Class B (e) ..........................................   $  13.49      $  12.43      $  11.62       $ 10.53           --
1.20% Class B (a) ..........................................   $  13.32      $  12.30      $  11.54       $ 10.47      $ 10.77
1.35% Class B (a) ..........................................   $  13.22      $  12.23      $  11.48       $ 10.44      $ 10.76
1.40% Class B (n) ..........................................   $  13.19            --            --            --           --
1.55% Class B (f) ..........................................   $  13.09      $  12.13      $  11.41            --           --
1.60% Class B (a) ..........................................   $  13.05      $  12.10      $  11.40       $ 10.39      $ 10.73
1.70% Class B (n) ..........................................   $  12.99            --            --            --           --
1.80% Class B (b) ..........................................   $  12.92      $  12.00            --            --           --
1.90% Class B (b) ..........................................   $  12.85      $  11.96            --            --           --
Net Assets (000's) .........................................   $676,993      $423,723      $232,778       $156,534     $98,314
Investment Income Ratio Class B** ..........................       5.39%         5.43%         6.03%         5.52%        6.77%
Number of units outstanding, end of period (000's) .........     51,512        34,831        20,320        15,003        9,138
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ..................       7.44%        (0.84)%        9.72%        (3.17)%       7.28%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20%, ................       9.09%         7.39%        10.93%        (2.53)%       7.72%

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ..........................................   $   4.47      $   6.45      $   8.42            --           --
0.95% Class B (h) ..........................................   $   4.43      $   6.41      $   8.41            --           --
1.20% Class B (h) ..........................................   $   4.40      $   6.39      $   8.40            --           --
1.35% Class B (h) ..........................................   $   4.39      $   6.38      $   8.39            --           --
1.40% Class B (n) ..........................................   $   4.38            --            --            --           --
1.55% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.60% Class B (h) ..........................................   $   4.36      $   6.36      $   8.39            --           --
1.70% Class B (n) ..........................................   $   4.35            --            --            --           --
1.80% Class B (b) ..........................................   $   4.34      $   6.34            --            --           --
1.90% Class B (b) ..........................................   $   4.33      $   6.33            --            --           --
Net Assets (000's) .........................................   $ 84,342      $ 80,396      $ 18,736            --           --
Investment Income Ratio Class B** ..........................         --          0.01%         0.32%           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               --------------------------------------------------------------------
                                                                    2002           2001           2000          1999        1998
                                                               -------------- -------------  -------------- ----------- -----------
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Number of units outstanding, end of period (000's) ...........      19,297        12,636           3,233           --          --
Total Return
 Lowest 1.90%, 1.90%, 1.60% ..................................      (31.60)%       10.07%         (16.13)%         --          --
 Highest 0.50%, 0.50%, 0.50% .................................      (30.70)%      (23.40)%        (15.82)%         --          --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   11.08      $  12.93       $   11.04           --          --
0.95% Class B (e) ............................................   $   10.84      $  12.70       $   10.89      $  9.28          --
1.20% Class B (a) ............................................   $   10.70      $  12.57       $   10.81      $  9.23     $  9.18
1.35% Class B (a) ............................................   $   10.62      $  12.50       $   10.76      $  9.20     $  9.17
1.40% Class B (n) ............................................   $   10.59            --              --           --          --
1.55% Class B (f) ............................................   $   10.51      $  12.39       $   10.69           --          --
1.60% Class B (a) ............................................   $   10.49      $  12.37       $   10.68      $  9.15     $  9.14
1.70% Class B (n) ............................................   $   10.43            --              --           --          --
1.80% Class B (b) ............................................   $   10.38      $  12.27              --           --          --
1.90% Class B (b) ............................................   $   10.33      $  12.22              --           --          --
Net Assets (000's) ...........................................   $ 233,903      $169,843       $ 106,984      $63,403     $46,785
Investment Income Ratio Class B** ............................        0.79%         4.42%           2.89%        1.21%       0.52%
Number of units outstanding, end of period (000's) ...........      22,123        13,643           9,962        6,892       5,103
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (15.47)%       17.57%          16.69%        0.11%      (8.56)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (14.31)%       17.12%          17.93%        0.77%      (8.18)%

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (l) ............................................   $   10.01      $  11.37              --           --          --
0.95% Class B (l) ............................................   $    9.95      $  11.36              --           --          --
1.20% Class B (l) ............................................   $    9.91      $  11.35              --           --          --
1.35% Class B (l) ............................................   $    9.89      $  11.34              --           --          --
1.40% Class B (n) ............................................   $    9.89            --              --           --          --
1.55% Class B (l) ............................................   $    9.87      $  11.33              --           --          --
1.60% Class B (l) ............................................   $    9.86      $  11.33              --           --          --
1.70% Class B (n) ............................................   $    9.85            --              --           --          --
1.80% Class B (b) ............................................   $    9.83      $  11.32              --           --          --
1.90% Class B (b) ............................................   $    9.82      $  11.32              --           --          --
Net Assets (000's) ...........................................   $ 116,998      $  3,718              --           --          --
Investment Income Ratio Class B** ............................        0.04%           --              --           --          --
Number of units outstanding, end of period (000's) ...........      11,834           328              --           --          --
Total Return
 Lowest 1.90%, 1.90% .........................................      (13.25)%        6.88%             --           --          --
 Highest 0.50%, 0.50% ........................................      (11.96)%       13.36%             --           --          --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (n) ............................................   $   14.84            --              --           --          --
0.95% Class B (e) ............................................   $   14.47      $  17.53       $   16.77      $ 15.14          --
1.20% Class B (n) ............................................   $   14.26            --              --           --          --
1.35% Class B ................................................   $   14.14      $  17.20       $   16.52      $ 14.98     $ 12.76
1.40% Class B (n) ............................................   $   14.10            --              --           --          --
1.55% Class B (f) ............................................   $   13.98      $  17.04       $   16.40           --          --
1.60% Class B ................................................   $   13.94      $  17.00       $   16.37      $ 14.88     $ 12.71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                               ------------------------------------------------------------------
                                                                    2002         2001          2000         1999         1998
                                                               ------------- ------------ ------------- ------------ ------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.70% Class B (n) ............................................   $  13.86            --            --           --           --
1.80% Class B (b) ............................................   $  13.78      $  16.84            --           --           --
1.90% Class B (b) ............................................   $  13.70      $  16.76            --           --           --
Net Assets (000's) ...........................................   $183,216      $141,613     $ 119,837     $ 88,949     $ 56,004
Investment Income Ratio Class B** ............................       1.18%         3.46%         5.55%        7.32%        6.59%
Number of units outstanding, end of period (000's) ...........     13,004         8,262         7,266        5,939        4,389
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (18.26)%       14.66%        10.01%       17.07%        9.76%
 Highest 0.50%, 0.95%, 0.95%, 0.95%, 1.35% ...................     (17.09)%        4.53%        10.77%       17.81%       10.00%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   9.77      $  14.96     $   22.79           --           --
0.95% Class B (e) ............................................   $   9.53      $  14.64     $   22.42     $  27.88           --
1.20% Class B ................................................   $   9.39      $  14.47     $   22.21     $  27.70      $ 16.14
1.35% Class B ................................................   $   9.31      $  14.37     $   22.09     $  27.59      $ 16.10
1.40% Class B (n) ............................................   $   9.28            --            --           --           --
1.55% Class B (f) ............................................   $   9.20      $  14.23     $   21.92           --           --
1.60% Class B ................................................   $   9.18      $  14.20     $   21.88     $  27.40      $ 16.03
1.70% Class B (n) ............................................   $   9.12            --            --           --           --
1.80% Class B (b) ............................................   $   9.07      $  14.07            --           --           --
1.90% Class B (b) ............................................   $   9.02      $  14.00            --           --           --
Net Assets (000's) ...........................................   $188,909      $342,882     $ 532,893     $429,503     $152,831
Investment Income Ratio Class B** ............................         --          0.02%         2.00%        2.72%          --
Number of units outstanding, end of period (000's) ...........     20,399        23,969        24,193       15,578        9,493
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (35.57)%       14.88%       (20.15)%      70.93%       32.37%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (34.70)%       34.36%       (19.24)%      72.02%       32.95%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $   7.02      $   8.94     $   10.69           --           --
0.95% Class B (e) ............................................   $   6.90      $   8.82     $   10.59     $  10.77           --
1.20% Class B (c) ............................................   $   6.83      $   8.75     $   10.54     $  10.74           --
1.35% Class B (c) ............................................   $   6.79      $   8.71     $   10.51     $  10.72           --
1.40% Class B (n) ............................................   $   6.77            --            --           --           --
1.55% Class B (f) ............................................   $   6.73      $   8.66     $   10.47           --           --
1.60% Class B (c) ............................................   $   6.72      $   8.64     $   10.45     $  10.70           --
1.70% Class B (n) ............................................   $   6.69            --            --           --           --
1.80% Class B (b) ............................................   $   6.66      $   8.59            --           --           --
1.90% Class B (b) ............................................   $   6.64      $   8.56            --           --           --
Net Assets (000's) ...........................................   $169,062      $209,512     $ 191,799     $ 96,101           --
Investment Income Ratio Class B** ............................       0.55%         0.44%         0.42%        0.69%          --
Number of units outstanding, end of period (000's) ...........     25,059        24,165        18,298        8,970           --
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60% ...........................     (22.43)%        5.14%        (2.34)%       6.98%          --
 Highest 0.50%, 0.50%, 0.50%, 0.95% ..........................     (21.48)%      (16.37)%       (1.19)%       7.68%          --

EQ/Money Market
---------------
Unit Value 0.00% to 1.90%*
0.00% Class B ................................................   $  38.24      $  37.77     $   36.47     $  34.41     $  32.86
0.50% Class B (i) ............................................   $  34.34      $  34.09     $   33.08           --           --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001         2000          1999         1998
                                                               ------------- ------------ ------------ ------------- -----------
EQ/Money Market (Concluded)
---------------------------
0.95% Class B (e) ............................................   $  31.16      $  31.08      $  30.29    $  28.85          --
1.20% Class B ................................................   $  29.52      $  29.51      $  28.84    $  27.54    $  26.62
1.35% Class B ................................................   $  28.57      $  28.61      $  28.00    $  26.78    $  25.92
1.40% Class B (n) ............................................   $  28.26            --            --          --          --
1.55% Class B (f) ............................................   $  27.35      $  27.44      $  26.91          --          --
1.60% Class B ................................................   $  27.06      $  27.16      $  26.65    $  25.55    $  24.80
1.70% Class B (n) ............................................   $  26.47            --            --          --          --
1.80% Class B (b) ............................................   $  25.90      $  26.05            --          --          --
1.90% Class B (b) ............................................   $  25.34      $  25.51            --          --          --
Net Assets (000's) ...........................................   $751,628      $690,107      $439,105    $369,868    $224,484
Investment Income Ratio Class B** ............................       3.15%         3.76%         5.90%       5.09%       4.86%
Number of units outstanding, end of period (000's) ...........     26,987        24,948        16,149      13,931       8,069
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (0.67)%        0.00%         4.31%       3.02%       3.42%
 Highest 0.00%, 0.00%, 0.00%, 0.00%, 0.00% ...................       1.24%         3.56%         5.99%       4.72%       5.08%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  10.13      $  12.57      $  13.56          --          --
0.95% Class B (e) ............................................   $   9.87      $  12.31      $  13.34    $  12.61          --
1.20% Class B ................................................   $   9.73      $  12.16      $  13.21    $  12.52     $ 12.85
1.35% Class B ................................................   $   9.64      $  12.08      $  13.14    $  12.47     $ 12.82
1.40% Class B (n) ............................................   $   9.62            --            --         --           --
1.55% Class B (f) ............................................   $   9.53      $  11.97      $  13.04          --          --
1.60% Class B ................................................   $   9.51      $  11.94      $  13.02    $  12.39     $ 12.76
1.70% Class B (n) ............................................   $   9.45            --            --         --           --
1.80% Class B (b) ............................................   $   9.40      $  11.82            --         --           --
1.90% Class B (b) ............................................   $   9.34      $  11.77            --         --           --
Net Assets (000's) ...........................................   $351,427      $436,613      $413,937    $385,552    $327,690
Investment Income Ratio Class B** ............................       1.36%         0.96%         1.01%       7.64%       2.46%
Number of units outstanding, end of period (000's) ...........     36,586        36,246        31,527      30,923      25,563
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................     (20.65)%        5.36%         5.08%      (2.90)%     10.96%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................     (19.41)%       (7.30)%        6.25%      (2.29)%     11.45%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $  11.70      $  14.10      $  18.06          --          --
0.95% Class B (e) ............................................   $  11.40      $  13.81      $  17.77    $  20.45          --
1.20% Class B ................................................   $  11.24      $  13.65      $  17.60    $  20.32    $  12.83
1.35% Class B ................................................   $  11.14      $  13.55      $  17.50    $  20.23    $  12.80
1.40% Class B (n) ............................................   $  11.11            --            --          --          --
1.55% Class B (f) ............................................   $  11.02      $  13.42      $  17.37          --          --
1.60% Class B ................................................   $  10.98      $  13.39      $  17.34    $  20.10    $  12.75
1.70% Class B (n) ............................................   $  10.92            --            --          --          --
1.80% Class B (b) ............................................   $  10.86      $  13.26            --          --          --
1.90% Class B (b) ............................................   $  10.80      $  13.20            --          --          --
Net Assets (000's) ...........................................   $258,604      $292,625      $353,019    $298,371    $143,589
Investment Income Ratio Class B** ............................       0.64%         0.66%         9.45%       9.81%       0.04%
Number of units outstanding, end of period (000's) ...........     23,303        21,672        20,205      14,753      11,219
Total Return

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                       Years Ended December 31,
                                                               -------------------------------------------------------------------
                                                                    2002           2001        2000         1999          1998
                                                               -------------- ------------- ------------ ----------- -------------
EQ/Putnam International Equity (Concluded)
------------------------------------------
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (18.18)%        4.31%        (13.73)%      57.65%        17.62%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (17.02)%      (21.93)%       (12.75)%      58.73%        18.03%

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    9.84      $  13.43      $   17.87           --            --
0.95% Class B (e) ............................................   $    9.59      $  13.15      $   17.57    $   21.58            --
1.20% Class B ................................................   $    9.46      $  13.00      $   17.41    $   21.43     $   16.65
1.35% Class B ................................................   $    9.38      $  12.90      $   17.32    $   21.35     $   16.61
1.40% Class B (n) ............................................   $    9.35            --             --           --            --
1.55% Class B (f) ............................................   $    9.27      $  12.78      $   17.19           --            --
1.60% Class B ................................................   $    9.24      $  12.75      $   17.16    $   21.20     $   16.54
1.70% Class B (n) ............................................   $    9.19            --             --           --            --
1.80% Class B (b) ............................................   $    9.14      $  12.63             --           --            --
1.90% Class B (b) ............................................   $    9.08      $  12.57             --           --            --
Net Assets (000's) ...........................................   $ 194,509      $295,990      $ 395,776    $ 383,699     $ 174,624
Investment Income Ratio Class B** ............................        0.10%           --           1.59%        2.74%         0.11%
Number of units outstanding, end of period (000's) ...........      20,819        23,007         22,879       17,975        10,514
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (27.76)%        6.97%        (19.06)%      28.17%        34.14%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (26.73)%      (24.85)%       (18.18)%      29.03%        34.60%

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.90%*
0.50% Class B (i) ............................................   $    8.97      $  11.40      $   11.22           --            --
0.95% Class B (e) ............................................   $    8.77      $  11.19      $   11.07    $   11.57            --
1.20% Class B (a) ............................................   $    8.66      $  11.07      $   10.99    $   11.51     $    9.65
1.35% Class B (a) ............................................   $    8.59      $  11.01      $   10.94    $   11.48     $    9.64
1.40% Class B (n) ............................................   $    8.57            --             --           --            --
1.55% Class B (f) ............................................   $    8.50      $  10.92      $   10.87           --            --
1.60% Class B (a) ............................................   $    8.48      $  10.90      $   10.86    $   11.42     $    9.61
1.70% Class B (n) ............................................   $    8.44            --             --           --            --
1.80% Class B (b) ............................................   $    8.40      $  10.81             --           --            --
1.90% Class B (b) ............................................   $    8.35      $  10.77             --           --            --
Net Assets (000's) ...........................................   $  71,737      $ 60,777      $  54,793    $  39,713     $  17,722
Investment Income Ratio Class B** ............................        0.61%         0.58%          7.05%        6.67%         3.62%
Number of units outstanding, end of period (000's) ...........       8,384         5,542          5,020        3,462         1,839
Total Return
 Lowest 1.90%, 1.90%, 1.60%, 1.60%, 1.60% ....................      (22.47)%       18.29%         (4.90)%      18.83%        (3.87)%
 Highest 0.50%, 0.50%, 0.50%, 0.95%, 1.20% ...................      (21.32)%        1.60%         (3.88)%      19.58%        (3.48)%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

(a) Units were made available for sale on January 1, 1998.
(b) Units were made available for sale on October 8, 2001.
(c) Units were made available for sale on January 4, 1999.
(d) Units were made available for sale on May 1, 1999.
(e) Units were made available for sale on September 27, 1999.
(f) Units were made available for sale on March 1, 2000.
(g) Units were made available for sale on May 2, 2000.
(h) Units were made available for sale on September 5, 2000.
(i) Units were made available for sale on October 2, 2000.
(j) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(k) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(l) Units were made available for sale on September 4, 2001.
(m) Units were made available on January 14, 2002.
(n) Units were made available for sale on April 1, 2002.
(o) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements

             1.  Separate Account Nos. 45 and 49:

                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP;
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2002;
                 - Statements of Operations for the Year Ended December 31,
                   2002;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2002 and 2001; and
                 - Notes to Financial Statements.

             2.  The Equitable Life Assurance Society of the United States:

                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP;
                 - Consolidated Balance Sheets as of December 31, 2002 and
                   2001;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2002, 2001 and 2000;
                 - Consolidated Statements of Equity for Years Ended December
                   31, 2002, 2001 and 2000;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2002, 2001 and 2000; and
                 - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (e) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (f) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (g) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (h) Form of data pages for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

              (i) Form of data pages for Equitable Accumulator Express TSA variable annuity product, previously filed with this Registration Statement, File No. 333-79379 on Form N-4 on December 28, 1999.

              (j) Form of Endorsement applicable to TSA certificates, incorporated by reference to Exhibit No. 4.(t) to Registration Statement File No. 333-05593 on Form N-4, filed on May 22, 1998.

              (k) Form of Endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA certificates, previously filed with this Registration Statement, File
                   No. 333-05593 on April 25, 2000.

              (l) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (m) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (n) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (o) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (p) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (q) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (r) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (s) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (t) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (u) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (v) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

        5. Form of Enrollment Form/Application for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

        7. Form of Reinsurance Agreement for Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

        8.    (a)  Form of Participation Agreement among EQ Advisors Trust,
                   Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-79379 on December 5, 2001.

        9. Opinion and Consent of Mary Joan Hoene, Vice President and Counsel of Equitable Life, as to the legality of the securities being offered, dated July 29, 1999.

        10.   (a)  Consent of PricewaterhouseCoopers LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

        11.   Not applicable.

        12.   Not applicable.

        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period, incorporated herein by reference to Exhibit 13(a) to Registration Statement No. 333-05593 filed
                  June 7, 1996.

              (b) Formulae for Determining Cumulative and Annualized Rates of Return, incorporated herein by reference to Exhibit 13(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Formulae for Determining Standardized Performance Value and Annualized Average Performance Ratio incorporated herein by reference to Exhibit 13(c) to Registration Statement No. 333-05593 filed June 7, 1996.

Item 25. Directors and Officers of Depositor.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
VIVENDI UNIVERSAL and
42, avenue de Friedland
75008 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Saks Fifth Avenue Enterprises
12 East 49th Street
New York, NY  10017

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

 Jennifer Blevins                           Executive Vice President

 MaryBeth  Farrell                          Executive Vice President

 John M. Lefferts                           Executive Vice President and
                                            President of Retail Distribution

 Deanna M. Mulligan                         Executive Vice President

 Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

 Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 27. Number of Contractowners

          As of February 28, 2003 there were 308 holders of the contracts offered by the Registrant under this registration statement.

Item 28.   Indemnification
           ---------------

           (a) Indemnification of Officers and Directors
               -----------------------------------------
           The by-laws of the Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

           The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
               -----------
           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of Equitable, are the principal underwriters for Separate Accounts 49, 301, FP, EQ Advisors Trust and AXA VIP Trust. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

     (i) AXA Advisors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

 Jerald E. Hampton                    Vice Chairman of the Board and Director

 John M. Lefferts                     President, Chief Executive Officer and
                                      Director

 G. Patrick McGunagle                 Executive Vice President and Director

 Michael S. Martin                    Chairman of the Board and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY 10105

 Fred Folco                           Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

 Geoffrey H. Radbill                  Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Denise DiBlasi                       Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President

*Robert Schmidt                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Philomena Scamardella                First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Mary E. Cantwell                     Vice President

 Catherine Genty                      Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Sandi Narvaez                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President

 Charlton Bulkin                      Assistant Vice President

     (ii) AXA Distributors, LLC

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
----------------                       ----------------------

 Charles Wilder                        Director and Chief Operating Officer

 Jerald Hampton                        Director and Chairman of the Board

 Richard Matteis                       Director

 Deanna Mulligan                       Director

 Hunter Allen                          Senior Vice President and National
                                       Sales Director

 Michael McDaniel                      Senior Vice President and Broker Dealer
                                       National Sales Manager

 Michael Brandreit                     Senior Vice President

 Megan Condron                         Senior Vice President and Key Account
                                       Manager

 Harry Johnson                         Senior Vice President

 Chris Gabrielsen                      Senior Vice President

 Robert Mullett                        Senior Vice President

 Daniel Roebuck                        Senior Vice President

 David Kahal                           Senior Vice President

 Mark Scalercio                        Senior Vice President

 David Hughes                          Senior Vice President

 Thomas Bullen                         Senior Vice President and Director
                                       of Key Account Relationships

 Patrick O'Shea                        Vice President and Chief
                                       Financial Officer

 Norman J. Abrams                      Vice President and Counsel

 Ronald R. Quist                       Vice President and Treasurer

 Linda Galasso                         Vice President and Secretary

 Francesca Divone                      Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2003.


                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States
                                                    (Depositor)

                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel,
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin




*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

April 23, 2003

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

 10(a)     Consent of PricewaterhouseCoopers LLP                EX-99.10a